                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                               File No. 2-86606

                                                                    -----
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               X
                                                                    -----

                                                                    -----
     Pre-Effective Amendment No.
                                                                    -----

                                                                    -----
     Post-Effective Amendment No.    22                               X
                                  -------                           -----

                                       AND

                                                                    -----
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       X
                                                                    -----

     Amendment No.   22
                   ------

                       DELAWARE GROUP TAX-FREE FUND, INC.
-------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                1818 Market Street, Philadelphia, Pennsylvania          19103
-------------------------------------------------------------------------------
                  (Address of Principal Executive Offices)           (Zip Code)

Registrant's Telephone Number, including Area Code:              (215) 751-2923
                                                                 --------------

     George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
-------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                           October 30, 1996
                                                               ----------------

It is proposed that this filing will become effective:

       immediately upon filing pursuant to paragraph (b)
-----
  X    on October 30, 1996 pursuant to paragraph (b)
-----
       60 days after filing pursuant to paragraph (a)(1)
-----
       on (date) pursuant to paragraph (a)(1)
-----
       75 days after filing pursuant to paragraph (a)(2)
-----
       on (date) pursuant to paragraph (a)(2) of Rule 485
-----
          Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f)
        of the Investment Company Act of 1940. Registrant's 24f-2 Notice
         for its most recent fiscal year was filed on October 29, 1996.

                             --- C O N T E N T S ---



This Post-Effective Amendment No. 22 to Registration File No. 2-86606 includes the following:

   1.  Facing Page

   2.  Contents Page

   3.  Cross-Reference Sheet

   4.  Part A - Prospectus

   5.  Part B - Statement of Additional Information

   6.  Part C - Other Information

   7.  Signatures

                             CROSS-REFERENCE SHEET*
                             ----------------------

                                     PART A
                                     ------

Item No.       Description                                                             Location in Prospectuses
--------       -----------                                                             ------------------------
                                                                                             Tax-Free USA Fund
                                                                                           Tax-Free Insured Fund
                                                                                      Tax-Free USA Intermediate Fund
                                                                                       A Classes/B Classes/C Classes

   1           Cover Page......................................................                    Cover

   2           Synopsis........................................................        Synopsis; Summary of Expenses

   3           Condensed Financial Information.................................            Financial Highlights

   4           General Description of Registrant...............................          Investment Objectives and
                                                                                    Policies; Shares; Other Investment
                                                                                     Policies and Risk Considerations

   5           Management of the Fund..........................................           Management of the Fund

   6           Capital Stock and Other Securities .............................          The Delaware Difference;
                                                                                              Dividends and
                                                                                           Distributions; Taxes,
                                                                                                  Shares

   7           Purchase of Securities Being Offered............................          Cover; How to Buy Shares;
                                                                                          Calculation of Offering
                                                                                            Price and Net Asset
                                                                                             Value Per Share;
                                                                                          Management of the Fund

   8           Redemption or Repurchase........................................             How to Buy Shares;
                                                                                          Redemption and Exchange

   9           Pending Legal Proceedings.......................................                    None

* Delaware Group Tax-Free Fund, Inc. offers three (3) series of shares. Each series offers three (3) classes of shares. The Tax-Free USA Fund offers the Tax-Free USA Fund A Class, the Tax-Free USA Fund B Class and the Tax-Free USA Fund C Class; the Tax-Free Insured Fund offers the Tax-Free Insured Fund A Class, the Tax-Free Insured Fund B Class and the Tax-Free Insured Fund C Class; and the Tax-Free USA Intermediate Fund offers the Tax-Free USA Intermediate Fund A Class, the Tax-Free USA Intermediate Fund B Class and the Tax-Free USA Intermediate Fund C Class. The Class A, B and C Shares of each series are combined in one Prospectus, Statement of Additional Information and Part C.

                             CROSS-REFERENCE SHEET
                             ----------------------

                                     PART B
                                     ------

                                                                                       Location in Statement
Item No.       Description                                                             of Additional Information
--------       -----------                                                             ------------------------

    10         Cover Page......................................................                    Cover

    11         Table of Contents...............................................              Table of Contents

    12         General Information and History.................................             General Information

    13         Investment Objectives and Policies..............................           Investment Objectives
                                                                                               and Policies

    14         Management of the Registrant....................................           Officers and Directors

    15         Control Persons and Principal Holders
                of Securities..................................................           Officers and Directors

    16         Investment Advisory and Other Services..........................           Plans Under Rule 12b-1
                                                                                        (under Purchasing Shares);
                                                                                     Investment Management Agreements;
                                                                                          Officers and Directors;
                                                                                           General Information;
                                                                                           Financial Statements

    17         Brokerage Allocation............................................       Trading Practices and Brokerage

    18         Capital Stock and Other Securities..............................             Capitalization and
                                                                                           Noncumulative Voting
                                                                                        (under General Information)

    19         Purchase, Redemption and Pricing of Securities
                Being Offered...................................................             Purchasing Shares;
                                                                                        Determining Offering Price
                                                                                           and Net Asset Value;
                                                                                         Redemption and Exchange;
                                                                                            Exchange Privilege

    20         Tax Status......................................................                    Taxes

    21         Underwriters ...................................................              Purchasing Shares

    22         Calculation of Performance Data.................................           Performance Information

    23         Financial Statements............................................            Financial Statements


                             CROSS-REFERENCE SHEET
                             ----------------------

                                     PART C
                                     ------

Item No.       Description                                                                               Location in Part C
--------       -----------                                                                               ------------------

    24         Financial Statements and Exhibits.........................................................       Item 24

    25         Persons Controlled by or under Common
                  Control with Registrant................................................................       Item 25

    26         Number of Holders of Securities...........................................................       Item 26

    27         Indemnification...........................................................................       Item 27

    28         Business and Other Connections of Investment Adviser......................................       Item 28

    29         Principal Underwriters....................................................................       Item 29

    30         Location of Accounts and Records..........................................................       Item 30

    31         Management Services.......................................................................       Item 31

    32         Undertakings..............................................................................       Item 32


----------------------------------

TAX-FREE USA FUND
TAX-FREE INSURED FUND
TAX-FREE USA INTERMEDIATE FUND

A CLASS
B CLASS
C CLASS
----------------------------------














P R O S P E C T U S

----------------------------------

 OCTOBER 30, 1996

                                                                    DELAWARE
                                                                    GROUP
                                                                    --------

         The Delaware Group includes funds with a wide range of investment objectives. Stock funds, income funds, tax-free funds, money market funds, global and international funds and closed-end equity funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, contact your financial adviser or call Delaware Group at 800-523-4640.

INVESTMENT MANAGER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA  19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA  19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA  19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA  19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA  19103

CUSTODIAN
Bankers Trust Company
One Bankers Trust Plaza
New York, NY  10006

TAX-FREE USA FUND                                                    PROSPECTUS
TAX-FREE INSURED FUND                                          OCTOBER 30, 1996
TAX-FREE USA INTERMEDIATE FUND

A CLASS SHARES
B CLASS SHARES
C CLASS SHARES

         -------------------------------------------

          1818 Market Street, Philadelphia, PA 19103

               For Prospectus and Performance:
                   Nationwide 800-523-4640

              Information on Existing Accounts:
                     (SHAREHOLDERS ONLY)
                   Nationwide 800-523-1918

                       Dealer Services:
                    (BROKER/DEALERS ONLY)
                   Nationwide 800-362-7500

          Representatives of Financial Institutions:
                   Nationwide 800-362-7500

         Delaware Group Tax-Free Fund, Inc. ("Tax-Free Fund,
Inc.") is a professionally managed mutual fund of the series type.

         Tax-Free Fund, Inc. consists of three funds.  This
Prospectus describes each of the three funds and the classes that each fund offers:

         Tax-Free USA Fund ("USA Fund") Tax-Free USA Fund A Class ("USA A
                  Class") Tax-Free USA Fund B Class ("USA B Class") Tax-Free USA Fund C Class ("USA C Class")

         Tax-Free Insured Fund ("Insured Fund") Tax-Free Insured Fund A Class
                  ("Insured A Class") Tax-Free Insured Fund B Class ("Insured B Class") Tax-Free Insured Fund C Class ("Insured C Class")

         Tax-Free USA Intermediate Fund ("Intermediate Fund")
                  Tax-Free USA Intermediate Fund A Class
                  ("Intermediate A Class")
                  Tax-Free USA Intermediate Fund B Class
                  ("Intermediate B Class")
                  Tax-Free USA Intermediate Fund C Class
                  ("Intermediate C Class")

         Each of the above funds is referred to individually as a "Fund" and collectively as the "Funds" and each of the above classes is referred to individually as a "Class" and collectively, as the "Classes" or "Class A Shares," "Class B Shares" or "Class C Shares."

         The investment objective of each Fund is to seek as high a level of current interest income exempt from federal income tax as is available from municipal bonds and is consistent with prudent investment management and preservation of capital. Insured Fund seeks to achieve its objective by investing primarily in municipal bonds protected by insurance guaranteeing the payment of principal and interest when due. See Quality Restrictions for a discussion of the insurance that applies to Insured Fund's portfolio securities.

         This Prospectus sets forth information that you should read and consider before you invest. Please retain it for future reference. Part B of Tax-Free Fund, Inc.'s registration statement, dated October 30, 1996, as it may be amended from time to time, contains additional information about the Funds and has been filed with the Securities and Exchange Commission. Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above numbers. The Funds' financial statements appear in their Annual Report, which will accompany any response to requests for Part B.

TABLE OF CONTENTS

Cover Page                            Taxes
Synopsis                              Calculation of Offering
Summary of Expenses                      Price and Net Asset
Financial Highlights                     Value Per Share
Investment Objectives and Policies    Management of the Funds
    Suitability                       Other Investment
    Investment Strategy                  Policies and Risk
The Delaware Difference                  Considerations
    Plans and Services                Appendix A--Investment
Classes of Shares                        Illustrations
How to Buy Shares                     Appendix B--Ratings
Redemption and Exchange               Appendix C--Classes
Dividends and Distributions              Offered

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUNDS ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SHARES OF THE FUNDS ARE NOT BANK OR CREDIT UNION DEPOSITS.

SYNOPSIS

Investment Objective

         USA Fund--The objective of USA Fund is to seek as high a level of current interest income exempt from federal income tax as is available from municipal bonds and is consistent with prudent investment management and preservation of capital. Typically, the municipal bonds in the Fund will have a maturity range between five and 30 years.

         Insured Fund--The objective of Insured Fund is to seek as high a level of current interest income exempt from federal income tax as is available from municipal bonds and is consistent with prudent investment management and preservation of capital. Insured Fund seeks to achieve its objective by investing primarily in municipal bonds protected by insurance guaranteeing the payment of principal and interest when due. Typically, the municipal bonds in the Fund will have a maturity range between five and 30 years.

         Intermediate Fund--The objective of Intermediate Fund is to seek as high a level of current interest income exempt from federal income tax as is available from municipal bonds and is consistent with prudent investment management and preservation of capital. The Fund seeks to achieve its objective by investing primarily in municipal bonds. The portfolio will have a dollar weighted average maturity of between three and 10 years.

         Although exempt from regular federal income tax, interest paid on certain types of municipal obligations is deemed to be a preference item under federal tax law and is subject to the federal alternative minimum tax. Up to 20% of the net assets of each Fund may be invested in bonds the income from which is subject to the federal alternative minimum tax. In addition, gain on the disposition of tax-exempt bonds that were acquired after April 30, 1993 for a price less than the principal amount of the bond is treated as ordinary income to the extent of the accrued market discount. For further details, see Investment Objectives and Policies.

Risk Factors and Special Considerations

         Prospective investors should consider the following factors:

         1. While each Fund intends to seek to qualify as a "diversified" investment company under provisions of Subchapter M of the Internal Revenue Code, the Funds will not be diversified as defined by Investment Company Act of 1940 (the "1940 Act"). Thus, while at least 50% of a Fund's total assets will be represented by cash, cash items, and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's total assets, it will not satisfy the 1940 Act definition of "diversified," which applies the test set forth in this sentence to 75% of the Fund's assets. A nondiversified portfolio is believed to be subject to greater risk because adverse effects on the portfolio's security holdings may affect a larger portion of the overall assets.

         2. USA Fund may invest up to 20% of its assets and Intermediate Fund may invest up to 10% of its assets in high-yield securities (junk bonds) and, consequently, greater risks may be involved with an investment in either Fund. See Quality Restrictions under Investment Strategy.

         3. Intermediate Fund may lend portfolio securities to creditworthy institutions; the principal risk to the Fund is the risk that the borrower will fail to return the borrowed security. The Fund will require borrowers to deliver collateral to the Fund before lending securities. See Portfolio Loan Transactions under Other Investment Policies and Risk Considerations.

         4. Intermediate Fund has the right to engage in options and futures transactions for hedging purposes, to counterbalance portfolio volatility and, in connection with futures transactions, will maintain certain collateral in special accounts established by futures commission merchants in the care of Bankers Trust Company (the "Custodian Bank"). While the Fund does not engage in options and futures for speculative purposes, there are risks that result from the use of these instruments by the Fund, and an investor should carefully review the descriptions of such in this Prospectus. Certain options and futures may be considered to be derivative securities. Tax-Free Fund, Inc. is not registered as a commodity pool operator nor is the Manager registered as a commodities trading adviser, in reliance upon various exemptive rules. See Options and Futures under Other Investment Policies and Risk Considerations.

         5. Intermediate Fund may invest in inverse floaters which may be considered to be derivative securities. The interest rates attributable to inverse floaters may move in the opposite direction to short-term interest rates at an accelerated speed causing rapid fluctuations in the value of such securities. See Inverse Floaters under Other Investment Policies and Risk Considerations.

Investment Manager, Distributor and Service Agent

         Delaware Management Company, Inc. (the "Manager") is the investment manager for each Fund. The Manager also provides investment management services to certain of the other funds in the Delaware Group. Delaware Distributors, L.P. (the "Distributor") is the national distributor for the each Fund and for all of the other mutual funds in the Delaware Group. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for each Fund and for all of the other mutual funds in the Delaware Group. For further information regarding the Manager and the fees payable under each Fund's Investment Management Agreement, see Summary of Expenses and Management of the Funds.

Sales Charges

         The price of Class A Shares includes a maximum front-end sales charge of:

                                                       Percentage of
Class                       Sales Charge               Amount Invested*
-----                       ------------               ----------------
USA A Class                     4.75%                       5.02%
Insured A Class                 4.75%                       4.97%
Intermediate A Class            3.00%                       3.10%

*Based on the net asset value of the Class A Shares as of Tax-Free Fund, Inc.'s most recent fiscal year.

         The front-end sales charge is reduced on certain transactions of at least $100,000 but under $1,000,000. There is no front-end sales charge on purchases of $1,000,000 or more. Class A Shares are subject to annual 12b-1 Plan expenses.

         The price of Class B Shares of each Fund is equal to the net asset value per share. USA B Class and Insured B Class shares are subject to a contingent deferred sales charge ("CDSC") of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. USA B Class and Insured B Class shares are subject to annual 12b-1 Plan expenses for approximately eight years after purchase. Intermediate B Class shares are subject to a CDSC of: (i) 2% if shares are redeemed within two years of purchase; and (ii) 1% if shares are redeemed during the third year following purchase. Intermediate B Class shares are subject to annual 12b-1 Plan expenses for approximately five years after purchase. See Automatic Conversion of Class B Shares under Classes of Shares.

         The price of Class C Shares of each Fund is equal to the net asset value per share. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

         See Classes of Shares and Distribution (12b-1) and Service under Management of the Funds.

Purchase Amounts

         Generally, the minimum initial investment in any Class is $1,000. Subsequent investments must generally be at least $100.

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations for Class B Shares and Class C Shares by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, and Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B and Class C Shares and generally are not subject to a CDSC.

Redemption and Exchange

         Class A Shares of each Fund may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. Neither the Funds nor the Distributor assesses a charge for redemptions or exchanges of Class A Shares, except for certain redemptions of shares purchased at net asset value, which may be subject to a CDSC if a dealer's commission was paid in connection with such purchases. See Front-End Sales Charge Alternative - Class A Shares under Classes of Shares.

         Class B Shares and Class C Shares may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request subject, in the case of redemptions, to any applicable CDSC. Neither the Funds nor the Distributor assesses any charges other than the CDSC for redemptions or exchanges of Class B or Class C Shares. There are certain limitations on an investor's ability to exchange shares between the various classes of shares that are offered. See Redemption and Exchange.

Open-End Investment Company

         Tax-Free Fund, Inc., which was organized as a Maryland corporation in 1983, is an open-end management investment company. Each Fund's portfolio of assets is nondiversified as defined by the 1940 Act. See Shares under Management of the Funds.

SUMMARY OF EXPENSES

         A general comparison of the sales arrangements and other expenses applicable to Class A, Class B and Class C Shares follows:

                                               USA Fund                    Insured Fund               Intermediate Fund
                                     Class A   Class B   Class C    Class A   Class B  Class C    Class A   Class B  Class C
Shareholder Transaction Expenses     Shares    Shares    Shares     Shares    Shares   Shares     Shares    Shares   Shares
--------------------------------     -------   --------  -------    -------   -------  -------    -------   -------  -------
Maximum Sales Charge Imposed
   on Purchases (as a percentage
   of offering price). . . . . . .    4.75%      None      None       4.75%     None     None       3.00%     None     None

Maximum Sales Charge Imposed
   on Reinvested Dividends
  (as a percentage of
   offering price) . . . . . . . .     None      None      None       None      None     None       None      None     None

Maximum Contingent Deferred Sales
   Charge (as a percentage of
   original purchase price or
   redemption proceeds,
   whichever is lower) . . . . . .     None*     4.00%**    1.00%+     None*    4.00%**  1.00%+     None*     2.00%***  1.00%+

Redemption Fees. . . . . . . . . .     None++     None++    None++     None++   None++   None++     None++    None++    None++

*Class A purchases of $1 million or more may be made at net asset value. However, if in connection with any such purchase a dealer commission is paid to the financial adviser through whom such purchase is effected, a CDSC of 1% will be imposed on certain redemptions within 12 months of purchase ("Limited CDSC"). See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

**USA B Class and Insured B Class shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. See Deferred Sales Charge Alternative - Class B Shares under Classes of Shares.

***Intermediate B Class shares are subject to a CDSC of (i) 2% if shares are redeemed within the first two years of purchase; (ii) 1% if shares are redeemed during the third year following purchase; and (iii) 0% thereafter. See Deferred Sales Charge Alternative--Class B Shares under Classes of Shares.

+Class C Shares of each Fund are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. See Level Sales Charge Alternative-- Class C Shares under Classes of Shares.

++CoreStates Bank, N.A. currently charges $7.50 per redemption for redemptions payable by wire.


Annual Operating Expenses                      USA Fund                   Insured Fund              USA Intermediate Fund
(as a percentage of                  Class A   Class B   Class C    Class A   Class B  Class C    Class A   Class B  Class C
average daily net assets)            Shares    Shares    Shares     Shares    Shares   Shares     Shares    Shares   Shares
-------------------------            ------    ------    ------     ------    ------   ------     ------    ------   ------
Management Fees
   (after voluntary waivers in
   the case of Intermediate Fund). .  0.59%     0.59%     0.59%      0.60%     0.60%    0.60%      0.00%*    0.00%**  0.00%**

12b-1 Plan Expenses
   (including service fees). . . . .  0.20%+/++ 1.00%++   1.00%++    0.20%+/++ 1.00%++  1.00%++    0.15%++   1.00%++  1.00%++

Other Operating Expenses
   (after expense limitations in the
   case of Intermediate Fund) . . .   0.15%     0.15%     0.15%+++   0.18%     0.18%    0.18%+++   0.10%*    0.10%*   0.10%**
                                     -------   -------   -------    -------   -------  -------    -------   -------  -------
   Total Operating Expenses
      (after voluntary waivers
      and expense limitations in the
      case of Intermediate Fund) . .  0.94%     1.74%     1.74%      0.98%     1.78%    1.78%      0.25%*    1.10%*   1.10%**
                                      ====      ====      ====       ====      ====     ====       ====      ====     ====

*The Manager elected voluntarily to waive that portion, if any, of the annual management fees payable by the Intermediate Fund and to reimburse such Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of the Fund, including the 12b-1 expenses, did not exceed .25% during the period from the commencement of the public offering of the Fund through June 30, 1993. This waiver and expense limitation was extended to June 30, 1994, but modified, effective May 2, 1994 through December 31, 1996 to provide that annual operating expenses would not exceed .10% (excluding 12b-1 fees). Because 12b-1 Plan fees have been set at .15% by Tax-Free Fund, Inc.'s Board for the Intermediate A Class, the amount of the voluntary waiver with respect to such Class, as modified, will be equivalent to the waiver operative through May 1, 1994. If the voluntary expense waivers were not in effect, the Total Operating Expenses of the Intermediate A Class and Intermediate B Class, as a percentage of average daily net assets, would have been .95% and 1.80%, respectively, reflecting Management Fees of .47%.

**Other Operating Expenses for Intermediate C Class are based upon the actual expenses incurred by Class A Shares and Class B Shares for the fiscal year ended August 31, 1996 and the voluntary waiver of fees by the Manager. If the voluntary expense waivers described in the previous note were not in effect, it is estimated that Total Operating Expenses of the Intermediate C Class would be 1.80%, reflecting Management Fees of .47%.

+The actual 12b-1 Plan expenses to be paid and, consequently, the Total Operating Expenses of the USA A Class and the Insured A Class, may vary because of the formula adopted by the Board of Directors for use in calculating the 12b-1 Plan expenses for these Classes beginning June 1, 1992, but the 12b-1 Plan expenses will not be more than .30% nor less than .10%. See Distribution (12b-1) and Service under Management of the Funds.

++Class A Shares, Class B Shares and Class C Shares of each Fund are subject to separate 12b-1 Plans. Long-term shareholders of the Classes may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc. (the "NASD"). See Distribution (12b-1) and Service under Management of the Funds.

+++Other Operating Expenses for USA C Class and Insured C Class are estimates based on the actual expenses incurred by the Class A Shares and Class B Shares of the respective Funds for the fiscal year ended August 31, 1996.

         The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, (2) redemption and no redemption at the end of each time period and (3) for Class B Shares and Class C Shares, payment of a CDSC at the time of redemption, if applicable.

                     Assuming Redemption                             Assuming No Redemption
               1 year   3 years     5 years    10 years         1 year    3 years    5 years    10 years
               ------   -------     -------    --------         ------    -------    -------    --------
USA Fund

Class A
Shares         $57(1)   $76         $97        $157             $57       $76        $97        $157

Class B
Shares         $58      $85         $114       $184(2)          $18       $55        $94        $184(2)

Class C
Shares         $28      $55         $94        $205             $18       $55        $94        $205

Insured Fund

Class A
Shares         $57(1)   $77         $99        $162             $57       $77        $99        $162

Class B
Shares         $58      $86         $116       $188(2)          $18       $56        $96        $188(2)

Class C
Shares         $28      $56         $96        $209             $18       $56        $96        $209

Intermediate Fund

Class A
Shares         $32(1)   $38         $44        $61              $32       $38        $44        $61

Class B
Shares         $31      $45         $61(3)     $78(3)           $11       $35        $61(3)     $78(3)

Class C
Shares         $21      $35         $61        $134             $11       $35        $61        $134

         The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in any of the Classes will bear directly or indirectly.

(1) Generally, the Funds do not assess a redemption charge upon redemption of Class A Shares. Under certain circumstances, however, a Limited CDSC, which has not been reflected in this calculation, may be imposed on certain redemptions within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Purchases of Class A Shares Made at Net Asset Value under Redemption and Exchange.

(2) At the end of approximately eight years after purchase, USA B Class and Insured B Class shares will be automatically converted into Class A Shares of the relevant Fund. The example above assumes conversion of Class B Shares at the end of the eighth year. However, the conversion may occur as late as three months after the eighth anniversary of purchase, during which time the higher 12b-1 Plan fees payable by Class B Shares will continue to be assessed. Information for the ninth and tenth years reflects expenses of the Class A Shares. See Automatic Conversion of Class B Shares under Classes of Shares for a description of the automatic conversion feature.

(3) At the end of approximately five years after purchase, Intermediate B Class shares will be automatically converted into Intermediate A Class shares. The example above assumes conversion of Class B Shares at the end of the fifth year. However, the conversion may occur as late as three months after the fifth anniversary of purchase, during which time the higher 12b-1 Plan fees payable by Class B Shares will continue to be assessed. Information for the sixth through tenth years reflects expenses of the Class A Shares. See Automatic Conversion of Class B Shares under Classes of Shares for a description of the automatic conversion feature.

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The following financial highlights are derived from the financial statements of Delaware Group Tax-Free Fund, Inc. - Tax-Free USA Fund, Tax-Free Insured Fund and Tax-Free USA Intermediate Fund and have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes, and the report of Ernst & Young LLP, all of which are incorporated by reference into Part B. Further information about the Funds' performance is contained in their Annual Report to shareholders. A copy of Tax-Free Fund, Inc.'s Annual Report (including the report of Ernst & Young LLP) may be obtained from Tax-Free Fund, Inc. upon request at no charge.

-------------------------------------------------------------------------------

                                            USA A CLASS
                     ----------------------------------------------------------
                                             Year Ended
                       8/31/96     8/31/95     8/31/94     8/31/93   8/31/92(1)
Net Asset Value,
Beginning of
Period . . . . . .     $12.070     $12.040     $12.640     $12.130     $11.560

Income From In-
---------------
vestment Operations
-------------------

Net Investment
Income . . . . . .       0.696       0.746       0.751       0.751       0.765

Net Gains (Losses)
on Securities (both
realized and
unrealized). . . .      (0.460)      0.030      (0.566)      0.610       0.570
                         -----       -----      -------      -----       -----

   Total From
   Investment
   Operations. . .       0.236       0.776       0.185       1.361       1.335
                         -----       -----       -----       -----       -----

Less Distributions
------------------

Dividends from
Net Investment
Income . . . . . .      (0.696)     (0.746)     (0.751)     (0.751)     (0.765)

Distributions
from Capital
Gains. . . . . . .      (0.060)       none      (0.034)     (0.100)       none

Returns of
Capital. . . . . .        none        none        none        none        none
                          ----        ----        ----        ----        ----

   Total Distri-
   butions . . . .      (0.756)     (0.746)     (0.785)     (0.851)     (0.765)
                        -------     -------     -------     -------     -------
Net Asset Value,
End of Period. . .     $11.550     $12.070     $12.040     $12.640     $12.130
                       =======     =======     =======     =======     =======
------------------------------------------------------

Total Return(2). .       1.91%       6.74%       1.49%      11.66%      11.91%

------------------------------------------------------

Ratios/Supplemental
-------------------
Data
----

Net Assets, End
of Period (000's
omitted) . . . . .    $700,853    $758,470    $745,796    $762,574    $702,988

Ratio of Expenses
to Average Daily
Net Assets . . . .       0.94%       0.92%       0.89%       0.89%       0.80%

Ratio of Net
Investment Income
to Average Daily
Net Assets . . . .       5.82%       6.29%       6.07%       6.10%       6.47%

Portfolio Turnover
Rate . . . . . . .         42%         27%         10%         12%         21%


                                            USA A CLASS
                     ------------------------------------------------------------
                                             Year Ended
                       8/31/91     8/31/90     8/31/89     8/31/88     8/31/87
Net Asset Value,
Beginning of
Period . . . . . .     $11.070     $11.600     $11.020     $10.930     $11.730

Income From In-
---------------
vestment Operations
-------------------

Net Investment
Income . . . . . .       0.783       0.817       0.844       0.842       0.865

Net Gains (Losses)
on Securities (both
realized and
unrealized). . . .       0.490      (0.530)      0.580       0.090      (0.537)
                         -----      -------      -----       -----      -------
   Total From
   Investment
   Operations. . .       1.273       0.287       1.424       0.932       0.328
                         -----       -----       -----       -----       -----

Less Distributions
------------------

Dividends from
Net Investment
Income . . . . . .      (0.783)     (0.817)     (0.844)     (0.842)     (0.865)

Distributions
from Capital
Gains. . . . . . .        none        none        none        none      (0.263)

Returns of
Capital. . . . . .        none        none        none        none        none
                          ----        ----        ----        ----        ----

   Total Distri-
   butions . . . .      (0.783)     (0.817)     (0.844)     (0.842)     (1.128)
                        -------     -------     -------     -------     -------
Net Asset Value,
End of Period. . .     $11.560     $11.070     $11.600     $11.020     $10.930
                       =======     =======     =======     =======     =======

------------------------------------------------------

Total Return(2). .      11.88%       2.50%      13.30%       8.93%       0.50%
------------

------------------------------------------------------

Ratios/Supplemental
-------------------
Data
----

Net Assets, End
of Period (000's
omitted) . . . . .    $669,546    $611,505    $519,867    $390,987    $372,514

Ratio of Expenses
to Average Daily
Net Assets . . . .       0.74%       0.75%       0.75%       0.77%       0.78%

Ratio of Net
Investment Income
to Average Daily
Net Assets . . . .       6.91%       7.12%       7.35%       7.76%       7.47%

Portfolio Turnover
Rate . . . . . . .         19%         14%          8%         25%         69%


---------------------------------------
(1) Beginning June 1, 1992, USA Fund began paying distribution expenses pursuant to a Rule 12b-1 Plan.

(2) Does not reflect maximum sales charge of 4.75% nor the 1% Limited CDSC that would apply in the event of certain redemptions within 12 months of purchase.

                            USA B CLASS                                    USA C CLASS
                    --------------------------------------                 -----------
                                               Period                      Period
                                               5/2/94(1)                   11/29/95(1)
                            Year Ended         through                     through
                       8/31/96     8/31/95     8/31/94                     8/31/96
Net Asset Value,
Beginning of
Period . . . . . .     $12.070     $12.040     $12.080                     $12.230

Income From In-
---------------
vestment Operations
-------------------

Net Investment
Income . . . . . .       0.600       0.649       0.214                       0.450

Net Gains (Losses)
on Securities (both
realized and
unrealized). . . .      (0.460)      0.030      (0.040)                     (0.620)
                         -----       -----      -------                     -------
   Total From
   Investment
   Operations. . .       0.140       0.679       0.174                      (0.170)
                         -----       -----       -----                      -------
Less Distributions
------------------

Dividends from
Net Investment
Income . . . . . .      (0.600)     (0.649)     (0.214)                     (0.450)

Distributions
from Capital
Gains. . . . . . .      (0.060)       none        none                      (0.060)

Returns of
Capital. . . . . .        none        none        none                        none
                          ----        ----        ----                        ----
   Total Distri-
   butions . . . .      (0.660)     (0.649)     (0.214)                     (0.510)
                        -------     -------     -------                     -------
Net Asset Value,

End of Period. . .     $11.550      $12.070     $12.040                    $11.550
                       =======      =======     =======                    =======

------------------------------------------------------

Total Return(2). .       1.11%        5.88%      1.45%(1)                   (1.44%)(1)
------------

------------------------------------------------------

Ratios/Supplemental
-------------------
Data
----

Net Assets, End
of Period (000's
omitted) . . . . .     $29,773      $17,779     $3,937                      $805

Ratio of Expenses
to Average Daily
Net Assets . . . .       1.74%        1.74%      1.74%(1)                    1.74%(1)

Ratio of Net
Investment Income
to Average Daily
Net Assets . . . .       5.03%        5.47%      5.22%(1)                    5.03%(1)

Portfolio Turnover
Rate . . . . . . .         42%          27%        10%                         42%

-------------------------------
(1) Date of initial public offering. Ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer term results.

(2) Total return does not reflect the contingent deferred sales charge which varies from 1%-4% depending upon the holding period for USA B Class and 1% for USA C Class for 12 months from the date of purchase.


                                             INSURED A CLASS
                       ----------------------------------------------------------------
                                                Year Ended
                          8/31/96     8/31/95     8/31/94     8/31/93     8/31/92(1)
Net Asset Value,
Beginning of
Period . . . . . . . .    $11.050     $11.020     $11.680     $11.310     $10.900

Income From In-
---------------
vestment Operations
-------------------

Net Investment
Income . . . . . . . .      0.588       0.639       0.622       0.638       0.674

Net Gains (Losses)
on Securities (both
realized and
unrealized). . . . . .     (0.160)      0.030      (0.560)      0.400       0.410
                           -------      -----      -------      -----       -----
   Total From
   Investment
   Operations. . . . .      0.428       0.669       0.062       1.038       1.084
                            -----       -----       -----       -----       -----
Less Distributions
------------------

Dividends from
Net Investment
Income . . . . . . . .     (0.588)     (0.639)     (0.622)     (0.638)     (0.674)

Distributions
from Capital
Gains. . . . . . . . .     (0.030)       none      (0.100)     (0.030)       none

Returns of
Capital. . . . . . . .       none        none        none        none        none
                             ----        ----        ----        ----        ----
   Total Distri-
   butions . . . . . .     (0.618)     (0.639)     (0.722)     (0.668)     (0.674)
                           -------     -------     -------     -------     -------
Net Asset Value,
End of Period. . . . .    $10.860     $11.050     $11.020     $11.680     $11.310
                          =======     =======     =======     =======     =======

------------------------------------------------------

Total Return(2). . . .      3.88%       6.33%       0.54%       9.48%      10.23%
------------

------------------------------------------------------

Ratios/Supplemental
-------------------
Data
----

Net Assets, End
of Period (000's
omitted) . . . . . . .    $81,149     $86,756     $91,235     $96,118     $85,660

Ratio of Expenses
to Average Daily
Net Assets . . . . . .      0.98%       0.98%       0.98%       0.98%       0.86%

Ratio of Expenses to
Average Daily Net
Assets Prior to
Expense Limitations. .        ---         ---         ---         ---         ---

Ratio of Net
Investment Income
to Average Daily
Net Assets . . . . . .      5.29%       5.89%       5.48%       5.58%       6.06%

Ratio of Net Invest-
ment Income to
Average Daily Net
Assets Prior to
Expense Limitations. .        ---         ---         ---         ---         ---

Portfolio Turnover
Rate . . . . . . . . .        45%         68%         56%          8%         29%

                                             INSURED A CLASS
                       -------------------------------------------------------------
                                                Year Ended
                          8/31/91     8/31/90     8/31/89     8/31/88     8/31/87
Net Asset Value,
Beginning of
Period . . . . . . . .    $10.460     $10.690     $10.300     $10.300     $10.770

Income From In-
---------------
vestment Operations
-------------------

Net Investment
Income . . . . . . . .      0.699       0.714       0.727       0.725       0.720

Net Gains (Losses)
on Securities (both
realized and
unrealized). . . . . .      0.440      (0.230)      0.390        none      (0.470)
                            -----      -------      -----        ----      -------
   Total From
   Investment
   Operations. . . . .      1.139       0.484       1.117       0.725       0.250
                            -----       -----       -----       -----       -----
Less Distributions
------------------

Dividends from
Net Investment
Income . . . . . . . .     (0.699)     (0.714)     (0.727)     (0.725)     (0.720)

Distributions
from Capital
Gains. . . . . . . . .       none        none        none        none        none

Returns of
Capital. . . . . . . .       none        none        none        none        none
                             ----        ----        ----        ----        ----
   Total Distri-
   butions . . . . . .     (0.699)     (0.714)     (0.727)     (0.725)     (0.720)
                           -------     -------     -------     -------     -------
Net Asset Value,
End of Period. . . . .    $10.900     $10.460     $10.690     $10.300     $10.300
                          =======     =======     =======     =======     =======

------------------------------------------------------

Total Return(2). . . .     11.20%       4.63%      11.15%       7.34%       2.31%(2)
------------

------------------------------------------------------

Ratios/Supplemental
-------------------
Data
----

Net Assets, End
of Period (000's
omitted) . . . . . . .    $76,700     $61,394     $54,131     $45,464     $44,929

Ratio of Expenses
to Average Daily
Net Assets . . . . . .      0.83%       0.83%       0.82%       0.82%       0.87%

Ratio of Expenses to
Average Daily Net
Assets Prior to
Expense Limitations. .        ---         ---         ---         ---       0.89%

Ratio of Net
Investment Income
to Average Daily
Net Assets . . . . . .      6.50%       6.69%       6.86%       7.11%       6.71%

Ratio of Net Invest-
ment Income to
Average Daily Net
Assets Prior to
Expense Limitations. .        ---         ---         ---         ---       6.69%

Portfolio Turnover
Rate . . . . . . . . .        10%         13%         14%          9%         32%

---------------------------------------
(1) Beginning June 1, 1992, Insured Fund began paying distribution expenses pursuant to a Rule 12b-1 Plan.

(2) Does not reflect maximum sales charge of 4.75% nor the 1% Limited CDSC that would apply in the event of certain redemptions within 12 months of purchase. Total return for 1987 reflects the expense limitations referenced in the table.

                               INSURED B CLASS                           INSURED C CLASS
                    --------------------------------------               ---------------
                                                Period                    Period
                                                5/2/94(1)                 11/29/95(1)
                                                through                   through
                       8/31/96     8/31/95      8/31/94                   8/31/96
Net Asset Value,
Beginning of
Period . . . . . .     $11.050     $11.020      $10.990                   $11.260

Income From In-
---------------
vestment Operations
-------------------

Net Investment
Income . . . . . .       0.499       0.550        0.179                     0.375

Net Gains (Losses)
on Securities (both
realized and
unrealized). . . .      (0.160)      0.030        0.030                    (0.370)
                        -------      -----        -----                    -------
   Total From
   Investment
   Operations. . .       0.339       0.580        0.209                     0.005
                         -----       -----        -----                     -----

Less Distributions
------------------

Dividends from
Net Investment
Income . . . . . .      (0.499)     (0.550)      (0.179)                   (0.375)

Distributions
from Capital
Gains. . . . . . .      (0.030)       none         none                    (0.030)

Returns of
Capital. . . . . .        none        none         none                      none
                          ----        ----         ----                      ----
   Total Distri-
   butions . . . .      (0.529)     (0.550)      (0.179)                   (0.405)
                        -------     -------      -------                   -------
Net Asset Value,
End of Period. . .     $10.860     $11.050      $11.020                   $10.860
                       =======     =======      =======                   =======

------------------------------------------------------

Total Return(2). .       3.05%       5.47%        1.91%(1)                  0.01%(1)
------------

------------------------------------------------------

Ratios/Supplemental
-------------------
Data
----

Net Assets, End
of Period (000's
omitted) . . . . .      $3,375      $2,448         $826                      $120

Ratio of Expenses
to Average Daily
Net Assets . . . .       1.78%       1.80%        1.83%(1)                  1.78%(1)

Ratio of Net
Investment Income
to Average Daily
Net Assets . . . .       4.48%       5.07%        4.63%(1)                  4.48%(1)

Portfolio Turnover
Rate . . . . . . .         45%         68%          56%                       45%

                                      -21-

-------------------------------

(1) Date of initial public offering; ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be represenative of longer term results.

(2) Total return does not reflect the contingent deferred sales charge which varies from 1%-4% depending upon the holding period for Insured B Class and 1% for Insured C Class for 12 months from the date of purchase.

                               INTERMEDIATE A CLASS
                       ---------------------------------------------------
                                                              Period
                                                              1/7/93(1)
                                     Year Ended               through
                          8/31/96     8/31/95     8/31/94     8/31/93
Net Asset Value,
Beginning of
Period . . . . . . . .    $10.410     $10.320     $10.630     $10.000

Income From In-
---------------
vestment Operations
-------------------

Net Investment
Income . . . . . . . .      0.550       0.550       0.530       0.330

Net Gains (Losses)
on Securities (both
realized and
unrealized). . . . . .     (0.090)      0.090      (0.310)      0.630
                           -------      -----      -------      -----
   Total From
   Investment
   Operations. . . . .      0.460       0.640       0.220       0.960
                            -----       -----       -----       -----
Less Distributions
------------------

Dividends from
Net Investment
Income . . . . . . . .     (0.550)     (0.550)     (0.530)     (0.330)

Distributions
from Capital
Gains. . . . . . . . .       none        none        none        none

Returns of
Capital. . . . . . . .       none        none        none        none
                             ----        ----        ----        ----
   Total Distri-
   butions . . . . . .     (0.550)     (0.550)     (0.530)     (0.330)
                           -------     -------     -------     -------
Net Asset Value,
End of Period. . . . .    $10.320     $10.410     $10.320     $10.630
                          =======     =======     =======     =======

-------------------------------------------------------------

Total Return(2). . . .      4.52%       6.43%       2.09%       9.75%(1)
------------

-------------------------------------------------------------

Ratios/Supplemental
-------------------
Data
----

Net Assets, End
of Period (000's
omitted) . . . . . . .    $22,617     $20,492     $28,193     $14,684

Ratio of Expenses
to Average Daily
Net Assets . . . . . .      0.25%       0.25%       0.25%       0.25%(1)

Ratio of Expenses to
Average Daily Net
Assets Prior to
Expense Limitations. .      0.95%       1.07%       1.19%       1.94%(1)

Ratio of Net
Investment Income
to Average Daily
Net Assets . . . . . .      5.29%       5.37%       5.00%       4.84%(1)

Ratio of Net Invest-
ment Income to
Average Daily Net
Assets Prior to
Expense Limitations. .      4.59%       4.55%       4.06%       3.15%(1)

Portfolio Turnover
Rate . . . . . . . . .        15%         63%         81%         53%

                                      -23-

---------------------------------------

(1) Date of initial public offering; ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be represenative of longer term results.

(2) Does not reflect maximum sales charge of 3.00% nor the 1% Limited CDSC that would apply in the event of certain redemptions within 12 months of purchase. Total return reflects the waiver of fees referenced in the table.

                                INTERMEDIATE B CLASS                  INTERMEDIATE C CLASS
                       --------------------------------------         --------------------
                                                  Period                   Period
                                                  5/2/94(1)                11/29/95(1)
                               Year Ended         through                  through
                          8/31/96     8/31/95     8/31/94                  8/31/96
Net Asset Value,
Beginning of
Period . . . . . . . .    $10.410     $10.320     $10.230                  $10.480

Income From In-
---------------
vestment Operations
-------------------

Net Investment
Income . . . . . . . .      0.460       0.460       0.150                    0.035

Net Gains (Losses)
on Securities (both
realized and
unrealized). . . . . .     (0.090)      0.090       0.090                   (0.160)
                           -------      -----       -----                   -------
   Total From
   Investment
   Operations. . . . .      0.370       0.550       0.240                    0.190
                            -----       -----       -----                    -----
Less Distributions
------------------

Dividends from
Net Investment
Income . . . . . . . .     (0.460)     (0.460)     (0.150)                  (0.350)

Distributions
from Capital
Gains. . . . . . . . .       none        none        none                     none

Returns of
Capital... . . . . . .       none        none        none                     none
                             ----        ----        ----                     ----
   Total Distri-
   butions . . . . . .     (0.460)     (0.460)     (0.150)                  (0.350)
                           -------     -------     -------                  -------
Net Asset Value,
End of Period. . . . .    $10.320     $10.410     $10.320                  $10.320
                          =======     =======     =======                  =======

-------------------------------------------------------------

Total Return(2). . . .      3.63%       5.53%       2.31%(1)                 1.84%(1)
------------

-------------------------------------------------------------

Ratios/Supplemental
-------------------
Data
----

Net Assets, End
of Period (000's
omitted) . . . . . . .      $1,490       $949        $597                     $193

Ratio of Expenses
to Average Daily
Net Assets . . . . . .      1.10%       1.10%       1.10%(1)                 1.10%(1)

Ratio of Expenses to
Average Daily Net
Assets Prior to
Expense Limitations. .      1.80%       1.92%       2.04%(1)                 1.80%(1)

Ratio of Net
Investment Income
to Average Daily
Net Assets . . . . . .      4.44%       4.52%       4.15%(1)                 4.44%(1)

Ratio of Net Invest-
ment Income to
Average Daily Net
Assets Prior to
Expense Limitations. .      3.74%       3.70%       3.21%(1)                 3.74%(1)

Portfolio Turnover
Rate. . . . . . . . .         15%         63%         81%                      15%

-------------------------------

(1) Date of initial public offering; ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be represenative of longer term results.

(2) Total return reflects the waiver of fees referenced in the table. Total return does not reflect the contingent deferred sales charge which varies from 1%-2% depending upon the holding period for Intermediate B Class and 1% for Intermediate C Class for 12 months from the date of purchase.

INVESTMENT OBJECTIVES AND POLICIES

         The objective of USA Fund is to seek as high a level of current interest income exempt from federal income tax as is available from municipal bonds and is consistent with prudent investment management and preservation of capital.

         The objective of Insured Fund is to seek as high a level of current interest income exempt from federal income tax as is available from municipal bonds which are protected by insurance guaranteeing the payment of principal and interest when due and is consistent with prudent investment management and preservation of capital.

         The objective of Intermediate Fund is to seek as high a level of current interest income exempt from federal income tax as is available from municipal bonds and is consistent with prudent investment management and preservation of capital. The Fund pursues its investment objective by investing in a municipal bond portfolio having a dollar weighted average maturity of between three and 10 years and utilizing various investment strategies and quality restrictions, as described below.

         The objective of each Fund cannot be changed without approval by the shareholders of that Fund. There is no assurance that the objective of each Fund can be achieved.

SUITABILITY

         Each Fund is designed for investors seeking tax-exempt interest. The Intermediate Fund can generally be expected to offer a lower level of income than the USA Fund and Insured Fund, and the Insured Fund can generally be expected to offer a lower level of income than the USA Fund.

         The net asset value of shares of each Fund will fluctuate. When interest rates rise, the share value will tend to fall, and when interest rates fall, the share value will tend to rise. Therefore, the Funds may not be suitable for an investor whose primary objective is stability of principal. The value of shares of the Intermediate Fund will normally fluctuate less than the value of shares of the USA and Insured Funds. This is because the average maturity of the Intermediate Fund will typically be shorter than the average maturity of the USA and Insured Funds, and the value of bonds of shorter maturity tends to be less affected by changes in interest rates than bonds of longer maturity. This pattern may vary during certain economic and market conditions.

         Investors should be willing to accept the risk of investments in municipal bonds. The insurance features of the Insured Fund may somewhat lessen the risk of loss due to default by an issuer of bonds held in that Fund's portfolio as compared to similarly situated uninsured bonds held by the USA Fund, but such bonds remain subject to the risk of market fluctuation. Also, there is no assurance that any insurance company will meet its obligations.

         An investment in any of the Funds permits an investor to participate in the municipal bond market while affording the advantages of a high degree of liquidity and greater diversification than might be achieved by investing directly in such securities. Ownership of Fund shares can also reduce the bookkeeping and administrative inconvenience connected with direct purchases of securities.

INVESTMENT STRATEGY

Tax-Exempt Investments

         Each Fund invests primarily in municipal securities paying interest income which, in the opinion of the bond issuer's counsel, is exempt from federal income tax. Municipal securities are debt obligations issued by state and local governments to raise funds for various public purposes such as hospitals, schools and general operating expenses. These securities include obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. Some municipal bonds are backed by the issuer's full faith and credit while others are secured by a specific revenue source and are not backed by any general taxing power. The Funds will invest in both types of bonds. Typically, the maturity of municipal bonds in which USA Fund and Insured Fund invest will range between five and 30 years and Intermediate Fund will have an average maturity between three and 10 years.

         Each Fund intends to invest at least 80% of its net assets under normal market conditions in the types of securities described above as a fundamental policy. Each Fund may invest up to 20% of its net assets in bonds the income from which is subject to the federal alternative minimum tax. Although exempt from regular federal income tax, interest paid on certain types of municipal obligations (commonly referred to as "private activity" or "private purpose" bonds) is deemed to be a preference item under federal tax law and is subject to the federal alternative minimum tax.

         The following table shows what the impact of tax-free investing can be for shareholders.

1996 Rates

                                                    4.0%*        5.0%*        6.0%*        7.0%*
         Taxable Income                Federal    Federal      Federal      Federal      Federal
                                         Tax      Taxable      Taxable      Taxable      Taxable
Single Return        Joint Return       Rate    Equivalent   Equivalent   Equivalent   Equivalent
   $0-$24,000          $0-$40,100        15%       4.7%         5.9%         7.1%         8.2%
$24,001-$58,150     $40,101-$96,900      28%       5.6%         6.9%         8.3%         9.7%
$58,151-$121,300    $96,901-$147,700     31%       5.8%         7.2%         8.7%        10.1%
$121,301-$263,750   $147,701-$263,750    36%+      6.3%         7.8%         9.4%        10.9%
  Over $263,750       Over $263,750    39.6%+      6.6%         8.3%         9.9%        11.6%

         The equivalent yields are calculated on 4, 5, 6 and 7 percent tax-free yields. While it is expected that each Fund will invest principally in obligations generating interest exempt from federal income tax, other income received by a Fund may be taxable and certain income received by a Fund may be subject to the federal alternative minimum tax.

         * This should not be considered representative of a Fund's yield at any specific time.

         + For tax years beginning after 1992, a 36% tax rate applies to all taxable income in excess of the maximum dollar amounts subject to the 31% tax rate. In addition, a 10% surtax (not applicable to capital gains) applies to certain high-income taxpayers. It is computed by applying a 39.6% rate to taxable income in excess of $263,750. The above table does not reflect the personal exemption phaseout nor the limitations of itemized deductions that may apply.


Quality Restrictions

         USA Fund intends to invest at least 80% of its portfolio in debt obligations that are rated in the top four grades by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P") at the time of purchase. Intermediate Fund intends to invest at least 90% of its portfolio in debt obligations that are either rated in the top four grades by Moody's or S&P at the time of purchase or unrated, but in the Manager's opinion equivalent in credit quality to obligations rated in the top four grades. The fourth grade is considered medium grade and may have speculative characteristics.

         USA Fund may invest up to 20% of its assets in securities with a rating lower than the top four grades and in unrated securities. Intermediate Fund may invest up to 10% of its assets in securities either with a rating lower than the top four grades or unrated, but in the Manager's opinion equivalent in credit quality to obligations rated lower than the top four grades. Securities of lower credit quality are speculative and may involve greater risks and have higher yields. See Appendix B -- Ratings for a description of Moody's and S&P's Ratings.

         Insured Fund intends to invest at least 80% of its assets in debt obligations which are insured by various insurance companies that undertake to pay to a holder the interest or principal amount of an obligation if the interest or principal is not paid by the issuer when due. At present, the Municipal Bond Insurance Association ("MBIA"), AMBAC Indemnity Corporation ("AMBAC Indemnity") and Financial Guaranty Insurance Company ("FGIC") provide a substantial portion of such insurance. Accordingly, at different times, a substantial portion of the Insured Fund's portfolio may consist of municipal bonds that are insured by a single insurance company. In the event of a default, the insurer is required to make payments of interest and principal when due to the bondholders. There is no assurance that the insurance company will meet its obligations. The Manager does not look to the creditworthiness of a private insurer. Instead, the Manager reviews the creditworthiness of the actual issuer and its ability to pay interest and principal. Insurance on municipal bonds that is purchased by the Insured Fund will generally have been obtained by the bond issuer and attached to the bonds for their lifetime, although in some instances this Fund will obtain insurance on bonds while they are held by the Fund. Insured Fund may invest a portion of its assets in debt obligations that are considered to be below investment grade. The Fund presently intends to limit such investments to no more than 5% of its assets measured at the time of purchase.

Diversification

         Each Fund's portfolio of assets is nondiversified as defined by the 1940 Act. This means that the Manager has the flexibility to invest as much as 50% of each Fund's assets in as few as two issuers provided no single issuer accounts for more than 25% of the portfolio. The remaining 50% of each portfolio must be diversified so that no more than 5% of it is invested in the securities of a single issuer. Those limitations notwithstanding, and except as otherwise provided herein, each Fund may invest up to 20% of its assets in U.S. government securities and government agency securities that are backed by the U.S. government, its agencies or instrumentalities. Because the Funds may invest their assets in fewer issuers, the value of Fund shares may increase or decrease more rapidly than if the Fund were fully diversified. In the event a Fund invests more than 5% of its assets in a single issuer, it would be affected more than a fully diversified fund if that issuer were to encounter difficulties in satisfying its financial obligations.

         Each Fund may invest more than 25% of its assets in municipal obligations relating to similar types of projects or with other similar economic, business or political characteristics (such as bonds of housing finance agencies or health care facilities). In addition, each Fund may invest more than 25% of its assets in industrial development bonds or pollution control bonds which may be backed only by the assets and revenues of a nongovernmental issuer. A Fund will not, however, invest more than 25% of its total assets in bonds issued for companies in the same industry.

         Percentage limitations outlined above are determined at the time an investment is made.

Other Considerations

         Each Fund may invest, without limit, in short-term, tax-free instruments such as tax-exempt commercial paper and general obligation, revenue and project notes, as well as variable and floating rate demand obligations. Short-term securities will be rated in the top two grades by a nationally recognized rating agency.

         Under abnormal conditions, each Fund may invest in taxable instruments for temporary defensive purposes. These would include instruments such as obligations of the U.S. government, its agencies and instrumentalities, commercial paper, certificates of deposit of domestic banks and other debt instruments. The above investments will be rated at least A-2, P-2 or MIG-2.

                            *     *     *

         For a description of other investment policies of the Funds and for a further description of some of the policies described above, see Other Investment Policies and Risk Considerations.

THE DELAWARE DIFFERENCE

PLANS AND SERVICES

         The Delaware Difference is our commitment to provide you with superior information and quality service on your investments in the Delaware Group of funds.

SHAREHOLDER PHONE DIRECTORY

Investor Information Center

         800-523-4640
                  Fund Information, Literature, Price, Yield and
                  Performance Figures

Shareholder Service Center

         800-523-1918
                  Information on Existing Investment Accounts,
                  Wire Investments, Wire Liquidations, Telephone
                  Liquidations and Telephone Exchanges

Delaphone

         800-362-FUND
         (800-362-3863)

Performance Information

         You can call the Investor Information Center at any time for current yield information. Current yield and total return information may also be included in advertisements and information given to shareholders. Yields are computed on an annual basis over a 30-day period.

Shareholder Services

         During business hours, you can call the Delaware Group's Shareholder Service Center. Our representatives can answer any questions about your account, the Funds, various service features and other funds in the Delaware Group.

Delaphone Service

         Delaphone is an account inquiry service for investors with Touch-Tone(R) phone service. It enables you to get information on your account faster than the mailed statements and confirmations. Delaphone also provides current performance information on the Funds, as well as other funds in the Delaware Group. Delaphone is available seven days a week, 24 hours a day.

Dividend Payments

         Dividends, capital gains and other distributions are automatically reinvested in your account, unless you elect to receive them in cash. You may also elect to have the dividends earned in one fund automatically invested in another Delaware Group fund with a different investment objective subject to certain exceptions and limitations.

         For more information, see Additional Methods of Adding to Your Investment - Dividend Reinvestment Plan under How to Buy Shares or call the Shareholder Service Center.

MoneyLine Direct Deposit Service

         If you elect to have your dividends and distributions paid in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. See Dividends and Distributions. In addition, you may elect to have your Systematic Withdrawal Plan payments transferred from your Fund account to your predesignated bank account through this service. See Systematic Withdrawal Plans under Redemption and Exchange. Your funds will normally be credited to your bank account two business days after the payment date. There are no fees for this service. You can initiate the MoneyLine Direct Deposit Service by completing an Authorization Agreement. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed.

Statements and Confirmations

         You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling the Shareholder Service Center.

Duplicate Confirmations

         If your financial adviser or investment dealer is noted on your investment application, we will send a duplicate confirmation to him or her. This makes it easier for your adviser to help you manage your investments.

Tax Information

         Each year, Tax-Free Fund, Inc. will mail to you information on the tax status of your dividends and distributions.

Right of Accumulation

         With respect to Class A Shares, the Right of Accumulation feature allows you to combine the value of your current holdings of Class A Shares, Class B Shares and Class C Shares of a Fund with the dollar amount of new purchases of Class A Shares of that Fund to qualify for a reduced front-end sales charge on such purchases of Class A Shares. Under the Combined Purchases Privilege, you may also include certain shares that you own in other funds in the Delaware Group. See Classes of Shares.

Letter of Intention

         The Letter of Intention feature permits you to obtain a reduced front-end sales charge on purchases of Class A Shares by aggregating certain of your purchases of Delaware Group fund shares over a 13-month period. See Classes of Shares and Part B.

12-Month Reinvestment Privilege

         The 12-Month Reinvestment Privilege permits you to reinvest proceeds from a redemption of Class A Shares, within one year of the date of the redemption, without paying a front-end sales charge. See Part B.

Exchange Privilege

         The Exchange Privilege permits you to exchange all or part of your shares into shares of the other funds in the Delaware Group, subject to certain exceptions and limitations. For additional information on exchanges, see Investing by Exchange under How to Buy Shares and Redemption and Exchange.

Wealth Builder Option

         You may elect to have amounts in your account automatically invested in shares of other funds in the Delaware Group. Investments under this feature are exchanges and are therefore subject to the same conditions and limitations as other exchanges of Class A, Class B and Class C Shares. See Additional Methods of Adding to Your Investment - Wealth Builder Option and Investing by Exchange under How to Buy Shares, and Redemption and Exchange.

Delaware Group Asset Planner

         Delaware Group Asset Planner is an asset allocation service that gives you, working with a professional financial adviser, the ability to more easily design and maintain investments in a diversified selection of Delaware Group mutual funds. The Asset Planner service offers a choice of four predesigned allocation strategies (each with a different risk/reward profile) made up of separate investments in predetermined percentages of Delaware Group funds. With the guidance of a financial adviser, you may also tailor an allocation strategy that meets your personal needs and goals. See How to Buy Shares.

Financial Information about the Funds

         Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about each Fund's investments and performance. Tax-Free Fund, Inc.'s fiscal year ends on August 31.

CLASSES OF SHARES

Alternative Purchase Arrangements

         Shares may be purchased at a price equal to the next determined net asset value per share, subject to a sales charge which may be imposed, at the election of the purchaser, at the time of the purchase for Class A Shares ("front-end sales charge alternative"), or on a contingent deferred basis for Class B Shares ("deferred sales charge alternative") or Class C Shares ("level sales charge alternative").

         Class A Shares. An investor who elects the front-end sales charge alternative acquires Class A Shares, which incur a sales charge when they are purchased, but generally are not subject to any sales charge when they are redeemed. Class A Shares are subject to annual 12b-1 Plan expenses of up to a maximum of .30% (for the Intermediate A Class, currently no more than .15% pursuant to Board action) of average daily net assets of such shares. Certain purchases of Class A Shares qualify for reduced front-end sales charges. See Front-End Sales Charge Alternative - Class A Shares. See also Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value and Distribution (12b-1) and Service.

         Class B Shares. An investor who elects the deferred sales charge alternative acquires Class B Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if shares are redeemed within six years of purchase in the case of USA B Class and Insured B Class, or within three years of purchase in the case of Intermediate B Class. Class B Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of USA B Class and Insured B Class shares for approximately eight years after purchase and of Intermediate B Class shares for approximately five years after purchase. Class B Shares permit all of the investor's dollars to work from the time the investment is made. The higher 12b-1 Plan expenses paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. The USA B Class and Insured B Class shares will automatically be converted into Class A Shares at the end of approximately eight years after purchase and the Intermediate B Class shares will automatically be converted into Class A Shares at the end of approximately five years after purchase. See Automatic
Conversion of Class B Shares, below.

         Class C Shares. An investor who elects the level sales charge alternative acquires Class C Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for the life of the investment. The higher 12b-1 Plan expenses paid by Class C Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. Unlike Class B Shares, Class C Shares do not convert to another class.

         The alternative purchase arrangements described above permit investors to choose the method of purchasing shares that is most suitable given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge, purchase Class B Shares and have the entire initial purchase amount invested in a Fund with their investment being subject to a CDSC if they redeem shares within the applicable time periods, or purchase Class C Shares and have the entire initial purchase amount invested in a Fund with their investment being subject to a CDSC if they redeem shares within 12 months of purchase. In addition, investors should consider the level of annual 12b-1 Plan expenses applicable to each Class. In comparing Class B Shares to Class C Shares, investors should also consider the desirability of an automatic conversion feature, which is available only for Class B Shares.

         As an illustration, investors who qualify for significantly reduced front-end sales charges on purchases of Class A Shares, as described below, might choose the front-end sales charge alternative because similar sales charge reductions are not available for purchases under either the deferred sales charge alternative or the level sales charge alternative. Moreover, shares acquired under the front-end sales charge alternative are subject to annual 12b-1 Plan expenses of up to .30% (for Intermediate A Class, currently no more than .15% pursuant to Board action), whereas Class B

Shares acquired under the deferred sales charge alternative are subject to annual 12b-1 Plan expenses of up to 1% until automatically converted into Class A Shares (see Automatic Conversion of Class B Shares) and Class C Shares acquired under the level sales charge alternative are subject to annual 12b-1 Plan expenses of up to 1% for the life of the investment. However, because front-end sales charges are deducted from the purchase amount at the time of purchase, investors who buy Class A Shares would not have their full purchase amount invested in the Fund.

         Other investors might determine it to be more advantageous to purchase Class B Shares and have all their money invested initially, even though they would be subject to a CDSC for up to six years after purchase for USA B Class and Insured B Class and up to three years after purchase for Intermediate B Class and annual 12b-1 Plan expenses of up to 1% until the shares are automatically converted into Class A Shares. Still other investors might determine it to be more advantageous to purchase Class C Shares and have all of their money invested initially, recognizing that they would be subject to a CDSC for just 12 months after purchase, but that Class C Shares do not offer a conversion feature, so their shares would be subject to annual 12b-1 Plan expenses of up to 1% for the life of the investment. The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money.

         Prospective investors should refer to Appendix A -- Investment Illustrations to this Prospectus for an illustration of the potential effect that each of the purchase options may have on a long-term shareholder's investment.

         For the distribution and related services provided to, and the expenses borne on behalf of, the Funds, the Distributor and others will be paid, in the case of the Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of the Class B Shares and the Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for selling Class A, Class B and Class C Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1

Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See 12b-1 Distribution Plans - Class A, Class B and Class C Shares.

         Dividends paid on Class A, Class B and Class C Shares, to the extent any dividends are paid, will be calculated in the same manner, at the same time, on the same day and will be in the same amount, except that the additional amount of 12b-1 Plan expenses relating to Class B Shares and Class C Shares will be borne exclusively by such shares. See Calculation of Offering Price and Net Asset Value Per Share.

         The NASD has adopted certain rules relating to investment company sales charges. Tax-Free Fund, Inc. and the Distributor intend to operate in compliance with these rules.

Front-End Sales Charge Alternative - Class A Shares

         Class A Shares may be purchased at the offering price, which reflects a maximum front-end sales charge of 4.75% in the case of USA A Class and Insured
A Class, or 3.00% in the case of Intermediate A Class. See Calculation of Offering Price and Net Asset Value Per Share.

         Purchases of $100,000 or more carry a reduced front-end sales charge as shown in the following table.


                USA A Class and Insured A Class
-------------------------------------------------------------
                                               Dealer's
                     Front-End Sales Charge    Commission***
                            as % of            as % of
Amount of Purchase   Offering    Amount        Offering
                     Price      Invested**     Price
-------------------------------------------------------------
                              USA    Insured
                              Fund    Fund

Less than $100,000   4.75%    5.02%   4.97%    4.00%

$100,000 but
under $250,000       3.75     3.89    3.86     3.00

$250,000 but
under $500,000       2.50     2.59    2.57     2.00

$500,000 but
under $1,000,000*    2.00     2.08    2.02     1.60

                   Intermediate Fund A Class
------------------------------------------------------------
                                                Dealer's
                     Front-End Sales Charge     Commission***
                             as % of            as % of
Amount of Purchase    Offering      Amount      Offering
                      Price        Invested**   Price
-------------------------------------------------------------
Less than $100,000    3.00%        3.10%         2.50%

$100,000 but
under $250,000        2.50         2.52          2.00

$250,000 but
under $500,000        2.00         2.03          1.60

$500,000 but
under $1,000,000*     1.50         1.55          1.20

  * There is no front-end sales charge on purchases of Class A Shares of $1 million or more but, under certain limited circumstances, a 1% Limited CDSC may apply upon redemption of such shares.

 ** Based upon the net asset value per share of the respective Class A Shares as of the end of Tax-Free Fund, Inc.'s most recent fiscal year.

*** Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.

-------------------------------------------------------------

         A Fund must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by such Fund. Such reduced front-end sales charges are not retroactive.

         From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front- end sales charge shown above. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Group products and services and who increase sales of Delaware Group funds may receive an additional commission of up to .15% of the offering price. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the Securities Act of 1933.

-------------------------------------------------------------

         For initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are made in accordance with the following schedules:

                         USA A Class and Insured A Class

                                                     Dealer's Commission
                                                     -------------------
                                                     (as a percentage of
Amount of Purchase                                    amount purchased)
------------------

Up to $2 million                                               1.00%
Next $1 million up to $3 million                               0.75
Next $2 million up to $5 million                               0.50
Amount over $5 million                                         0.25


                             Intermediate A Class

                                                     Dealer's Commission
                                                     -------------------
                                                     (as a percentage of
Amount of Purchase                                    amount purchased)
------------------
Up to $3 million                                               0.60%
Next $2 million up to $5 million                               0.40
Amount over $5 million                                         0.20

         In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Group funds as to which a Limited CDSC applies may be aggregated with those of the Class A Shares of a Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

         An exchange from other Delaware Group funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

         Redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC if the dealer's commission described above was paid in connection with the purchase of those shares. See Contingent Deferred

Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Combined Purchases Privilege

         By combining your holdings of Class A Shares with your holdings of Class B Shares and/or Class C Shares of a Fund and shares of the other funds in the Delaware Group, except those noted below, you can reduce the front-end sales charges on any additional purchases of Class A Shares. Shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with ownership of variable insurance products may be combined with other Delaware Group fund holdings. Shares of other funds that do not carry a front-end sales charge or CDSC may not be included unless they were acquired through an exchange from a Delaware Group fund that does carry a front-end sales charge or CDSC.

         This privilege permits you to combine your purchases and holdings with those of your spouse, your children under 21 and any trust, fiduciary or retirement account for the benefit of such family members.

         It also permits you to use these combinations under a Letter of Intention. A Letter of Intention allows you to make purchases over a 13-month period and qualify the entire purchase for a reduction in front-end sales charges on Class A Shares.

         Combined purchases of $1,000,000 or more, including certain purchases made at net asset value pursuant to a Right of Accumulation or under a Letter of Intention, may result in the payment of a dealer's commission and the applicability of a Limited CDSC. Investors should consult their financial advisers or the Shareholder Service Center about the operation of these features. See Front-End Sales Charge Alternative - Class A Shares, above.

Buying Class A Shares at Net Asset Value

         Class A Shares of a Fund may be purchased at net asset value under the Delaware Group Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege. See The Delaware Difference and Redemption and Exchange for additional information.

         Purchases of Class A Shares may be made at net asset value by current and former officers, directors and employees (and members of their families) of the Manager, any affiliate, any of the funds in the Delaware Group, certain of their agents and registered representatives and employees of authorized investment dealers and by employee benefit plans for such entities. Individual purchases, including those in retirement accounts, must be for accounts in the name of the individual or a qualifying family member.

         Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Group funds. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs.

         Shares of the Intermediate A Class may be purchased at net asset value by any investor within 90 days after a redemption of shares from a fund outside the Delaware Group of funds provided that: 1) the redeemed shares were purchased no more than five years before the proposed purchase of Intermediate A Class; and 2) a front-end sales charge was paid in connection with the purchase of the redeemed shares or a contingent deferred sales charge was paid upon their redemption.

         A Fund must be notified in advance that an investment qualifies for purchase at net asset value.

Deferred Sales Charge Alternative - Class B Shares

         Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling USA B Class and Insured B Class shares at the time of purchase from its own assets in an amount equal to no more than 4% of the dollar amount purchased. Such payments for Intermediate B Class shares are currently anticipated to be in an amount equal to no more than 2%. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses and, if USA B Class and Insured B Class shares are redeemed within six years of purchase and Intermediate B Class shares are redeemed within three years of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for a Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

         Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for the Class B Shares described in this Prospectus, even after the exchange. USA B Class' and Insured B Class' CDSC schedule may be higher than the CDSC schedule for the Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares

         USA B Class and Insured B Class shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Intermediate B Class shares, other than shares acquired through reinvestment of dividends, held for five years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the last business day of the second full week of March, June, September and December (each, a "Conversion Date"). If, as applicable, the eighth or fifth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If such anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after the anniversary. Consequently, if a shareholder's anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after, as applicable, the eighth or fifth anniversary of purchase before the shares will automatically convert into Class A Shares.

         Class B Shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve, Inc., the Delaware Cash Reserve Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

         All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.

Level Sales Charge Alternative - Class C Shares

         Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, however, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

         Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for the Class C Shares as described in this Prospectus. See Redemption and Exchange.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares

         Class B Shares redeemed within prescribed periods after purchase may be subject to a CDSC at the rates set forth below and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestments of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class B Shares or the Class C Shares of a Fund, even if those shares are later exchanged for shares of another Delaware Group fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange.

         The following table sets forth the rates of the CDSC for the USA B Class and the Insured B Class:

                                                 Contingent Deferred
                                                 Sales Charge (as a
                                                 Percentage of
                                                 Dollar Amount
Year After Purchase Made                         Subject to Charge)
------------------------                         -------------------
         0-2                                             4%
         3-4                                             3%
         5                                               2%
         6                                               1%
         7 and thereafter                                None

During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, USA B Class shares and Insured B Class shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. See Automatic Conversion of Class B Shares, above. Investors are reminded that the Class A Shares into which the Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of .30% of average daily net assets of such shares.

         The following table sets forth the rates of the CDSC for the Intermediate B Class:

                                                 Contingent Deferred
                                                 Sales Charge (as a
                                                 Percentage of
                                                 Dollar Amount
Year After Purchase Made                         Subject to Charge)
------------------------                         --------------------
         0-2                                            2%
         3                                              1%
         4 and thereafter                               None

During the fourth year after purchase and, thereafter, until converted automatically into Class A Shares, Intermediate B Class shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. See Automatic Conversion of Class B Shares above. Investors are reminded that the Intermediate A Class shares into which the Intermediate B Class shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of .30% (currently, no more than .15%) of average daily net assets representing such shares.

         In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that USA B Class and Insured B Class shares held for more than six years and Intermediate B Class shares held for more than three years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year or three-year period, as applicable. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

         All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

         The CDSC is waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange.

Other Payments to Dealers -- Class A, Class B and Class C Shares

         From time to time at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of the Classes exceed certain limits, as set by the Distributor, may receive from the Distributor an additional payment of up to .25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Group of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares.

         Subject to pending amendments to the NASD's Rules of Fair Practice, in connection with the promotion of Delaware Group fund shares, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising and may, from time to time, pay or allow additional promotional incentives to dealers, which shall include non-cash concessions, such as certain luxury merchandise or a trip to or attendance at a business or investment seminar at a luxury resort, as part of preapproved sales contests. Payment of non-cash compensation to dealers is currently under review by the NASD and the Securities and Exchange Commission. It is likely that the NASD's Rules of Fair Practice will be amended such that the ability of the Distributor to pay non-cash compensation as described above will be restricted in some fashion. The Distributor intends to comply with the NASD's Rules of Fair Practice as they may be amended.

HOW TO BUY SHARES

Purchase Amounts

         Generally, the minimum initial purchase is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of shares of any Class generally must be $100 or more. For purchases under a Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or through an Automatic Investing Plan, there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25.

         There is a maximum purchase limitation of $250,000 on each purchase of Class B Shares. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind that reduced front-end sales charges are available on investments of $100,000 or more in Class A Shares, and that Class A Shares: (i) are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares; and (ii) generally are not subject to a CDSC.

Investing through Your Investment Dealer

         You can make a purchase of shares of the Funds through most investment dealers who, as part of the service they provide, must transmit orders promptly. They may charge for this service. If you want a dealer but do not have one, we can refer you to one.

Investing by Mail

1. Initial Purchases--An Investment Application must be completed, signed and sent with a check payable to the specific Fund and Class selected to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to the specific Fund and Class selected. Your check should be identified with your name(s) and account number. An investment slip (similar to a deposit slip) is provided at the bottom of transaction confirmations and dividend statements that you will receive from the Fund. Use of this investment slip can help expedite processing of your check when making additional purchases. Your investment may be delayed if you send additional purchases by certified mail.

Investing by Wire

         You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401 (include your name(s) and your account number for the Class in which you are investing).

1. Initial Purchases--Before you invest, telephone the Shareholder Service Center to get an account number. If you do not call first, processing of your investment may be delayed. In addition, you must promptly send your Investment Application to the specific Fund and Class selected to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You should advise the Shareholder Service Center by telephone of each wire you send.

Investing by Exchange

         If you have an investment in another mutual fund in the Delaware Group, you may write and authorize an exchange of part or all of your investment into shares of a Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus.

         Holders of Class A Shares of a Fund may exchange all or part of their shares for certain of the shares of other funds in the Delaware Group, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares or Class C Shares of the Fund or of any other fund in the Delaware Group. Holders of Class B Shares of a Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Group funds. Similarly, holders of Class C Shares of a Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Group funds. See Appendix C -- Classes Offered for a list of Delaware Group funds and the classes they offer. Class B Shares of a Fund and Class C Shares of a Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of the Class B Shares of a Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of a Fund.

         Permissible exchanges into Class A Shares of a Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of a Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

Additional Methods of Adding to Your Investment

         Call the Shareholder Service Center for more information if you wish to use the following services:

1.       Automatic Investing Plan

         The Automatic Investing Plan enables you to make regular monthly investments without writing or mailing checks. You may authorize Tax-Free Fund, Inc. to transfer a designated amount monthly from your checking account to your Fund account. Many shareholders use this as an automatic savings plan. Shareholders should allow a reasonable amount of time for initial purchases and changes to these plans to become effective.

2.       Direct Deposit

         You may have your employer or bank make regular investments directly to your account for you (for example: payroll deduction, pay by phone, annuity payments). Each Fund also accepts preauthorized recurring government and private payments by Electronic Fund Transfer, which avoids mail time and check clearing holds on payments such as social security, federal salaries, Railroad Retirement benefits, etc.

                             *     *     *

         Should investments through an automatic investing plan or by direct deposit be reclaimed or returned for some reason, Tax-Free Fund, Inc. has the right to liquidate your Fund shares to reimburse the government or transmitting bank. If there are insufficient funds in your account, you are obligated to reimburse the Fund.

3.       Wealth Builder Option

         You can use our Wealth Builder Option to invest in a Fund through regular liquidations of shares in your accounts in other funds in the Delaware Group. You may also elect to invest in other mutual funds in the Delaware Group through the Wealth Builder Option through regular liquidations of shares in your Fund account.

         Under this automatic exchange program, you can authorize regular monthly amounts (minimum of $100 per fund) to be liquidated from your account in one or more funds in the Delaware Group and invested automatically into such other Delaware Group account that you may specify. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. Investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above. You can terminate your participation at any time by written notice to the fund from which exchanges are made. See Redemption and Exchange.

4.       Dividend Reinvestment Plan

         You can elect to have your distributions (capital gains and/or dividend income) paid to you by check or reinvested in your account. Or, you may invest your distributions in certain other funds in the Delaware Group, subject to the exceptions noted below as well as the eligibility and minimum purchase requirements set forth in each fund's prospectus.

         Reinvestments of distributions into Class A Shares of a Fund or of other Delaware Group funds are made without a front-end sales charge. Reinvestments of distributions into Class B Shares of a Fund or of other Delaware Group funds or into Class C Shares of a Fund or of other Delaware Group funds are also made without any sales charge and will not be subject to a CDSC if later redeemed. See Automatic Conversion of Class B Shares under Classes of Shares for information concerning the automatic conversion of Class B Shares acquired by reinvesting dividends.

         Holders of Class A Shares of a Fund may not reinvest their distributions into Class B Shares or Class C Shares of any fund in the Delaware Group, including the Funds. Holders of Class B Shares of a Fund may reinvest their distributions only into Class B Shares of the funds in the Delaware Group which offer that class of shares. Similarly, holders of Class C Shares of a Fund may reinvest their distributions only into Class C Shares of the funds in the Delaware Group which offer that class of shares. See Appendix C -- Classes Offered for a list of the funds offering those classes of shares. For more information about reinvestments, call the Shareholder Service Center.

Delaware Group Asset Planner

         To invest in Delaware Group funds using the Delaware Group Asset Planner asset allocation service, you should complete a Delaware Group Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. As previously described, the Delaware Group Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Group funds. Or, with the help of a financial adviser, you may design a customized asset allocation strategy.

         The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Group accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange, above. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B and Class C Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of a Fund and of other funds in the Delaware Group may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Group funds. See Appendix C -- Classes Offered for the funds in the Delaware Group that offer consultant class shares.

         An annual maintenance fee, currently $35 per Strategy, is typically due at the time of initial investment and by September 30th of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30th. However, effective November 1, 1996 the annual fee will be waived until further notice. See Part B.

         Investors will receive a customized quarterly Strategy Report summarizing all Delaware Group Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

         Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

Purchase Price and Effective Date

         The offering price and net asset value of the Class A, Class B and Class C Shares are determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

         The effective date of a purchase made through an investment dealer is the date the order is received by the Fund in which the shares are being purchased. The effective date of a direct purchase is the day your wire, electronic transfer or check is received, unless it is received after the time the offering price or net asset value of shares is determined, as noted above. Purchase orders received after such time will be effective the next business day.

The Conditions of Your Purchase

         Each Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. Each Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Group. Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

         Each Fund also reserves the right, following shareholder notification, to charge a service fee on accounts that have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

         Each Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

REDEMPTION AND EXCHANGE

         You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in other tax-advantaged funds, equity funds, bond funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. See Taxes. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds in the Delaware Group will best meet your changing objectives, and the consequences of any exchange transaction. You may also call the Delaware Group directly for fund information.

         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

         Your shares will be redeemed or exchanged at a price based on the net asset value next determined after a Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. Redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined, as noted above, will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, a Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B and Class C Shares, or, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

         Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund you want to receive the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. Each Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

         Each Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. Each Fund will honor redemption requests as to shares for which a check was tendered as payment, but a Fund will not mail the proceeds until it is reasonably satisfied that the check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

         There is no front-end sales charge or fee for exchanges made between shares of funds which both carry a front-end sales charge. Any applicable front-end sales charge will apply to exchanges from shares of funds not subject to a front-end sales charge, except for transfers involving assets that were previously invested in a fund with a front-end sales charge and/or transfers involving the reinvestment of dividends.

         Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of the other funds in the Delaware Group (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Prospectus and any CDSC assessed upon redemption will be charged by the Fund from which the

Original Shares were exchanged. In an exchange of shares from either USA B Class or Insured B Class, the CDSC schedule for such Class may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. The automatic conversion schedule of the Original Shares of USA B Class or Insured B Class may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to USA B Class and Insured B Class shares for a longer period of time than if the investment in New Shares were made directly.

         Various redemption and exchange methods are outlined below. Except for the CDSC applicable to certain redemptions of Class B and Class C Shares and the Limited CDSC applicable to certain redemptions of Class A Shares purchased at net asset value, there is no fee charged by the Fund or the Distributor for redeeming or exchanging your shares, but such fees could be charged in the future. You may have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

         All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund or its agent.

Written Redemption

         You can write to each Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds require a signature by all owners of the account and a signature guarantee for each owner. Each signature guarantee must be supplied by an eligible guarantor institution. Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

         Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares are in certificate form, the certificate must accompany your request and also be in good order. Certificates are issued for Class A Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange

         You may also write to each Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in the Delaware Group, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange

         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

         The Telephone Redemption--Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Funds by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Funds nor their Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, each Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Instructions received by telephone are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.

By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record

         The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank

         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. CoreStates Bank, N.A.'s fee (currently $7.50) will be deducted from your redemption. If you ask for a check, it will normally be mailed the next business day after receipt of your request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

Telephone Exchange

         The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in the Delaware Group under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

Systematic Withdrawal Plans

         This plan provides shareholders with a consistent monthly (or quarterly) payment. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. With accounts of at least $5,000, you may elect monthly withdrawals of $25 (quarterly $75) or more. The Funds do not recommend any particular monthly amount, as each shareholder's situation and needs vary. Payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine Direct Deposit Service. Your funds will normally be credited to your bank account two business days after the payment date. There are no separate fees for this redemption method. See MoneyLine Direct Deposit Service under The Delaware Difference for more information about this service.

                                *     *     *

         Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

         Redemptions of Class A Shares via a Systematic Withdrawal Plan may be subject to a Limited CDSC if the original purchase was made at net asset value within the 12 months prior to the withdrawal and a dealer's commission was paid on that purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value, below.

         The applicable CDSC for Class B Shares and Class C Shares redeemed via a Systematic Withdrawal Plan will be waived if, on the date that the Plan is established, the annual amount selected to be withdrawn is less than 12% of the account balance. If the annual amount selected to be withdrawn exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subject to the applicable CDSC. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. The 12% annual limit will be reset on the date that any Systematic Withdrawal Plan is modified (for example, a change in the amount selected to be withdrawn or the frequency or date of withdrawals), based on the balance in the account on that date. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares, below.

         For more information on Systematic Withdrawal Plans, call the Shareholder Service Center.

Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value

         A Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) made within 12 months of purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission previously described.
See Classes of Shares.

         The Limited CDSC will be paid to the Distributor and will be equal to the lesser of 1% of: (1) the net asset value at the time of purchase of the Class A Shares being redeemed; or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Group fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

         Redemptions of such Class A Shares held for more than 12 months will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Group fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the 12-month holding period. The Limited CDSC is assessed if such 12-month period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of a Fund or Class A Shares acquired in the exchange.

         In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Waiver of Limited Contingent Deferred Sales Charge--Class A Shares

         The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; and (ii) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Classes of Shares).

Waiver of Contingent Deferred Sales Charge--Class B and Class C Shares

         The CDSC on Class B and Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; and
(ii) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Internal Revenue Code) of all registered owners occurring after the purchase of the shares being redeemed.

         In addition, the CDSC will be waived on Class B Shares and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

DIVIDENDS AND DISTRIBUTIONS

         Tax-Free Fund, Inc. declares a dividend on each Fund to all shareholders of record at the time the offering price of shares is determined. See Purchase Price and Effective Date under How to Buy Shares. Thus, when redeeming shares, dividends continue to be credited up to and including the date of redemption.

         Purchases of Fund shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next business day after receipt. However, if a Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

         Each Class of a Fund will share proportionately in the investment income and expenses of that Fund, except that the per share dividends from net investment income on Class A Shares, Class B Shares and Class C Shares of a Fund will vary due to the expenses under the 12b-1 Plan applicable to each Class. Generally, the dividends per share on Class B Shares and Class C Shares can be expected to be lower than the dividends per share on Class A Shares because the expenses under the 12b-1 Plans relating to Class B and Class C Shares will be higher than the expenses under the 12b-1 Plan relating to Class A Shares. See Distribution (12b-1) and Service under Management of the Funds.

         Dividends are declared daily and paid monthly. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. Any distributions from net realized securities profits will be distributed annually in the quarter following the close of the fiscal year.

         Both dividends and distributions, if any, are automatically reinvested in your account at net asset value unless you elect otherwise. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in your account at the then-current net asset value and the dividend option may be changed from cash to reinvest. If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. See MoneyLine Direct Deposit Service under The Delaware Difference for more information about this service.

         Each Fund anticipates that substantially all of its dividends from net investment income paid to shareholders will be exempt from federal income tax.

TAXES

         The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

         Each Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). As such, each Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code. Each Fund intends to distribute substantially all of the its net investment income and net capital gains, if any.

         Each Fund intends to invest a sufficient portion of its assets in municipal bonds and notes so that it will qualify to pay "exempt-interest dividends" to shareholders. Such exempt-interest dividends distributed to shareholders are excluded from a shareholder's gross income for federal tax purposes.

         A portion of each Fund's dividends may be derived from income on "private activity" municipal bonds and therefore may be a preference item under federal tax law and subject to the federal alternative minimum tax. No portion of a Fund's distributions will be eligible for the dividends-received deduction for corporations.

         To the extent dividends are derived from taxable income on temporary investments or short-term capital gains, they are treated as ordinary income, whether received in cash or in additional shares. In addition, gain from the disposition of a tax-exempt bond that was acquired after April 30, 1993 for a price less than the principal amount of the bond is taxable to shareholders as ordinary income to the extent of the accrued market discount.

         Distributions paid by a Fund from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Funds do not seek to realize any particular amount of capital gains during a year; rather, realized gains are a byproduct of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in a Fund are made shortly before the record date for a capital gains distribution, a portion of the investment will be returned as a taxable distribution.

         Dividends which are declared in October, November or December to shareholders of record on a specified date in one of those months, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by a Fund and received by the shareholder on December 31 of the calendar year in which they are declared.

         The sale of shares of a Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between a Fund and any other fund in the Delaware Group. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares and will be disallowed to the extent of exempt-interest dividends paid with respect to such shares. All or a portion of the sales charge incurred in acquiring Fund shares will be excluded from the federal tax basis of any of such shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss upon sale of such shares) if the sale proceeds are reinvested in a Fund or in another fund in the Delaware Group of funds and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.

         Exempt-interest dividends paid by each Fund, although exempt from regular federal income tax in the hands of a shareholder, are includable in the tax base for determining the extent to which a shareholder's Social Security benefits would be subject to federal income tax. Shareholders are required to disclose their receipt of tax-exempt interest on their federal income tax returns.

         The automatic conversion of Class B Shares into Class A Shares of the relevant Fund will be tax-free for federal tax purposes. See Automatic Conversion of Class B Shares under Classes of Shares.

         The exemption of dividends for regular federal income tax purposes may not result in similar exemptions under the laws of a particular state or local taxing authority. It is recommended that shareholders consult their tax advisers in this regard.

         Shares of each Fund will be exempt from Pennsylvania county personal property taxes. Tax-Free Fund, Inc. will report annually the percentage of interest income earned on the municipal obligations on a state-by-state basis during the proceeding calendar year.

         Each year, Tax-Free Fund, Inc. will mail you information on the tax status of each Fund's dividends and distributions.

         Tax-Free Fund, Inc. is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

         See Taxes in Part B for additional information on tax matters relating to each Fund and its shareholders.

CALCULATION OF OFFERING PRICE AND NET ASSET VALUE PER SHARE

         The net asset value ("NAV") per share for a Fund is computed by adding the value of all securities and other assets in that Fund's portfolio, deducting any liabilities of that Fund (expenses and fees are accrued daily) and dividing by the number of that Fund's shares outstanding. Debt securities are priced on the basis of valuations provided by an independent pricing service using methods approved by the Board of Directors. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by Tax-Free Fund, Inc.'s Board of Directors.

         Class A Shares are purchased at the offering price per share, while Class B Shares and Class C Shares are purchased at the NAV. The offering price per share of Class A Shares consists of the NAV per share next computed after the order is received, plus any applicable front-end sales charges.

         The offering price and NAV are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

         The net asset values of all outstanding shares of each Class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in that Fund represented by the value of shares of such Classes, except that Class A Shares, Class B Shares and Class C Shares will bear only the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that may be allocable to each Class, the dividends paid to each Class of a particular Fund may vary. However, the NAV per share of each Class of a particular Fund is expected to be equivalent.

MANAGEMENT OF THE FUNDS

Directors

         The business and affairs of Tax-Free Fund, Inc. are managed under the direction of its Board of Directors. Part B contains additional information regarding the directors and officers.

Investment Manager

         The Manager furnishes investment management services to each Fund.

         The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On August 31, 1996, the Manager and its affiliates within the Delaware Group, including Delaware International Advisers Ltd., were supervising in the aggregate more than $29 billion in assets in the various institutional or separately managed (approximately $17,919,998,000) and investment company (approximately $11,108,022,000) accounts.

         The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. In connection with the merger, new Investment Management Agreements between Tax-Free Fund, Inc. and the Manager on behalf of each Fund were executed following shareholder approval.

         The Manager manages each Fund's portfolio and makes and implements investment decisions, which are implemented by the Funds' Trading Department. The Manager also administers Tax- Free Fund, Inc.'s affairs and pays Tax-Free Fund, Inc.'s rent and the salaries of all the directors, officers and employees of Tax-Free Fund, Inc. who are affiliated with the Manager. For these services, the annual compensation paid to the Manager is equal to: for USA Fund, .60% on the first $500 million of average daily net assets, .575% on the next $250 million and .55% on the average daily net assets in excess of $750 million; for Insured Fund, .60% of the average daily net assets of the Fund; and for Intermediate Fund, .50% of the average daily net assets of the Fund, less in each case, the

Fund's proportionate share of all directors' fees paid to the unaffiliated directors of Tax-Free Fund, Inc. The investment management fees paid by each of USA Fund and Insured Fund for the fiscal year ended August 31, 1996 were .59% and .60%, respectively, of average daily net assets. After considering the waiver of fees by the Manager described under Summary of Expenses, the Manager received no compensation from Intermediate Fund for this period. Had the waiver not been in effect, investment management fees payable by Intermediate Fund would have been .47% of average daily net assets.

         Patrick P. Coyne, a Vice President/Senior Portfolio Manager of Tax-Free Fund, Inc., assumed primary responsibility for making day-to-day investment decisions for USA Fund and Insured Fund as of July 1, 1994. Mr. Coyne has had such responsibility for Intermediate Fund since its inception. A graduate of Harvard University with an MBA from the University of Pennsylvania's Wharton School, Mr. Coyne joined the Delaware Group's fixed-income department in 1990. Prior to that, he was a manager of Kidder, Peabody & Co. Inc.'s trading desk, and specialized in trading high grade municipal bonds and municipal futures contracts. Mr. Coyne is a member of the Municipal Bond Club of Philadelphia.

         In making investment decisions for the Funds, Mr. Coyne consults with Paul E. Suckow, J. Michael Pokorny and other members of the Delaware Group's fixed-income department. Mr. Suckow is Executive Vice President/Chief Investment Officer, Fixed Income of Tax-Free Fund, Inc. A Chartered Financial Analyst, he is a graduate of Bradley University with an MBA from Western Illinois University. Mr. Suckow was a fixed-income portfolio manager at the Delaware Group from 1981 to 1985. He returned to the Delaware Group in 1993 after eight years with Oppenheimer Management Corporation where he served as Executive Vice President and Director of Fixed Income. Mr. Pokorny is a Vice President/Senior Portfolio Manager of Tax-Free Fund, Inc. He is a graduate of William and Mary College and has over 30 years of fixed-income experience. He joined the Delaware Group in 1978.

Portfolio Trading Practices

         Each Fund may sell securities without regard to the length of time they have been held. Trading will be undertaken principally to achieve a Fund's objective in light of expected changes in interest rates. The degree of trading activity will affect brokerage costs of a Fund and may affect taxes payable by such Fund's shareholders. Given each Fund's investment objective, the annual portfolio turnover rate for each Fund is not expected to exceed 100%. During the past two fiscal years, portfolio turnover rates for each Fund were as follows:

                                                      August 31,
                                               1996              1995
                                               ----              ----
            USA Fund                           42%               27%
            Insured Fund                       45%               68%
            Intermediate Fund                  15%               63%

         The Manager uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or its advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, the Manager may consider a broker/dealer's sales of Fund shares in placing portfolio orders, and may place orders with broker/dealers that have agreed to defray certain Fund expenses such as custodian fees.

Performance Information

         From time to time, each Fund may quote yield or total return performance of its Classes in advertising and other types of literature.

         The current yield for each of the Classes will be calculated by dividing the annualized net investment income earned by that Class during a recent 30-day period by the maximum offering price per share on the last day of the period. The yield formula provides for semi-annual compounding, which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period. Each Fund may also publish a tax-equivalent yield concerning a Class based on federal and, if applicable, state tax rates, which demonstrates the taxable yield necessary to produce an after-tax yield equivalent to such Class' yield.

         Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value and: (i) in the case of Class A Shares, the impact of the maximum front-end sales charge at the beginning of each specified period; and (ii) in the case of Class B Shares and Class C Shares, the deduction of any applicable CDSC at the end of the relevant period. Each presentation will include the average annual total return for one-, five- and ten-year or life-of-fund periods, as relevant. The Funds may, in addition, advertise aggregate and average total return information over additional periods of time. In addition, the Funds may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC. In this case, such total return information would be more favorable than total return information that includes deductions of the maximum front-end sales charge or any applicable CDSC.

         Yield and net asset value fluctuate and are not guaranteed. Past performance is not a guarantee of future results.

Distribution (12b-1) and Service

         The Distributor, Delaware Distributors, L.P., serves as the national distributor of each Fund's shares under separate Distribution Agreements with Tax-Free Fund, Inc. dated April 3, 1995, as amended on November 29, 1995.

         Tax-Free Fund, Inc. has adopted a separate distribution plan under Rule 12b-1 for each of the Class A Shares, Class B Shares and Class C Shares (the "Plans"). Each Plan permits the Fund to which the Plan relates to pay the Distributor from the assets of the Fund's respective Classes a monthly fee for the Distributor's services and expenses in distributing and promoting sales of shares. These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time, and paying distribution and maintenance fees to brokers, dealers and others. In connection with the promotion of shares of the Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning each Class and increase sales of each Class. In addition, each Fund may make payments from the 12b-1 Plan fees of its respective Classes directly to others, such as banks, who aid in the distribution of Class shares or provide services in respect of such Classes, pursuant to service agreements with Tax-Free Fund, Inc.

         The 12b-1 Plan expenses relating to each of the Class B Shares and the Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

         The aggregate fees paid by a Fund from the assets of its respective Classes to the Distributor and others under the Plans may not exceed .30% of the Class A Shares' average daily net assets in any year, and 1% (.25% of which are service fees to be paid by such Fund to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and the Class C Shares' average daily net assets in any year. The Class A, Class B and Class C Shares will not incur any distribution expenses beyond these limits, which may not be increased without shareholder approval. The actual 12b-1 expenses assessed against the USA A Class and the Insured A Class may be less than .30%, but may not be less than .10%, because of the formula for calculating the fees adopted by the Board of Directors effective June 1, 1992. On September 17, 1992, the Board of Directors set the fee for the Intermediate A Class, pursuant to its Plan, at .15%. The Distributor may, however, incur additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Classes.

         While payments pursuant to the Plans may not exceed .30% annually with respect to the Class A Shares, and 1% annually with respect to each of the Class B Shares and Class C Shares, the Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans. The monthly fees paid to the Distributor are subject to the review and approval of Tax-Free Fund, Inc.'s unaffiliated directors who may reduce the fees or terminate the Plans at any time.

         The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for each Fund under separate Agreements with the Funds dated June 29, 1988 for USA Fund and Insured Fund and November 10, 1992 for Intermediate Fund. The Transfer Agent also provides accounting services to each Fund pursuant to the terms of a separate Fund Accounting Agreement. The directors annually review service fees paid to the Transfer Agent.

         The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.

Expenses

         Each Fund is responsible for all of its own expenses other than those borne by the Manager under its Investment Management Agreement and those borne by the Distributor under its Distribution Agreement. The ratios of expenses to average daily net assets for the Class A Shares and the Class B Shares of each Fund for the fiscal year ended August 31, 1996 were as follows:

                        Class A Shares                     Class B Shares
                        --------------                     --------------
USA Fund                   0.94%                                1.74%
Insured Fund               0.98%                                1.78%
Intermediate Fund          0.25%*                               1.10%*

*Reflects the voluntary waiver of fees by the Manager.

         Each Fund anticipates that the expense ratio for its Class C Shares will be approximately equal to the expense ratio for its Class B Shares. The expense ratio for each Class reflects the impact of its 12b-1 Plan.

Shares

         Tax-Free Fund, Inc. is an open-end management investment company. Each Fund's portfolio of assets is nondiversified as defined by the 1940 Act. Commonly known as a mutual fund, Tax-Free Fund, Inc. was organized as a Maryland corporation on August 17, 1983. Tax-Free Fund, Inc. currently offers three funds, and each Fund currently offers three classes of shares. The shares of each Fund have a par value of $.01, equal voting rights, except as noted below, and are equal in all other respects.

         Shares of each class within a Fund represent proportionate interests in the assets of that Fund and have the same voting and other rights and preferences as the other classes of shares of that Fund, except that, as a general matter, holders of Class A Shares, Class B Shares and Class C Shares of a Fund may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, the Class B Shares of a Fund may vote on any proposal to increase materially the fees to be paid by that Fund under the Rule 12b-1 Plan relating to the Class A Shares.

         All shares have noncumulative voting rights which means that the holders of more than 50% of Tax-Free Fund, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Shares of each Fund have a priority over shares of any other series of the Fund in the assets and income of that Fund, and each Fund will vote separately on any matter which affects only that Fund. Under Maryland law, Tax-Free Fund, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act. Shareholders of 10% or more of Tax-Free Fund, Inc.'s outstanding shares may request that a special meeting be called to consider the removal of a director.

OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

Private Purpose Bonds

         The Tax Reform Act of 1986 limits the amount of new "private purpose" bonds that each state can issue and subjects interest income from these bonds to the federal alternative minimum tax. "Private purpose" bonds are issues whose proceeds are used to finance certain nongovernment activities, and could include some types of industrial revenue bonds such as privately-owned sports and convention facilities. The Act also makes the tax-exempt status of certain bonds depend on the issuer's compliance with specific requirements after the bonds are issued.

         Each Fund intends to seek to achieve a high level of tax-exempt income. However, if a Fund invests in newly-issued private purpose bonds, a portion of that Fund's distributions would be subject to the federal alternative minimum tax. Each Fund may invest up to 20% of its assets in bonds the income from which is subject to the federal alternative minimum tax.

Zero Coupon Bonds

         The Funds may invest in zero coupon bonds. Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par value.

         The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. Current federal income tax law requires that a holder of a taxable zero coupon security report as income each year the portion of the original issue discount of such security that accrues that year, even though the holder receives no cash payments of interest during the year. Each Fund has qualified as a regulated investment company under the Internal Revenue Code. Accordingly, during periods when a Fund receives no interest payments on its zero coupon securities, it will be required, in order to maintain its desired tax treatment, to distribute cash approximating the income attributable to such securities. Such distribution may require the sale of portfolio securities to meet the distribution requirements and such sales may be subject to the risk factor discussed above.

Variable Rate Obligations

         The Funds may purchase "floating-rate" and "variable- rate" obligations. These obligations bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices on predesigned dates.

Municipal Leases

         Each Fund may also invest in municipal lease obligations primarily through certificates of participation ("COPs"). As with its other investments, each Fund expects that its investments in municipal lease obligations will consist of such obligations which are exempt from regular federal income taxes. COPs, which are widely used by state and local governments to finance the purchase of property, function much like installment purchase agreements. For example, a COP may be created when long-term lease revenue bonds are issued by a governmental corporation to pay for the acquisition of property or facilities which are then leased to a municipality. The payments made by the municipality under the lease are used to repay interest and principal on the bonds issued to purchase the property. Once these lease payments are completed, the municipality gains ownership of the property for a nominal sum. The lessor is, in effect, a lender secured by the property being leased. This lease format is generally not subject to constitutional limitations on the issuance of state debt and COPs enable a governmental issuer to increase government liabilities beyond constitutional debt limits.

         A feature which distinguishes COPs from municipal debt is that the lease which is the subject of the transaction typically contains a "nonappropriation" or "abatement" clause. A nonappropriation clause provides that, while the municipality will use its best efforts to make lease payments, the municipality may terminate the lease without penalty if the municipality's appropriating body does not allocate the necessary funds. Substantially all of the COPs purchased by the Funds are expected to contain a "nonappropriation" or "abatement" clause. Local administrations, being faced with increasingly tight budgets, therefore, have more discretion to curtail payments on traditionally funded debt obligations. If the government lessee does not appropriate sufficient monies to make lease payments, the lessor, or its agent, is typically entitled to repossess the property. In most cases, however, the private sector value of the property will be less than the amount the government lessee was paying.

         While the risk of nonappropriation is inherent to COP financing, the Funds believe that this risk is mitigated by its policy of investing only in COPs rated within the four highest rating categories of Moody's, S&P or Fitch Investors Service, Inc., or in unrated COPs believed to be of comparable quality. Criteria considered by the rating agencies and the Manager in assessing such risk include the issuing municipality's credit rating, the importance of the leased property to the municipality and the term of the lease compared to the useful life of the leased property. The Board of Directors of Tax Free Fund, Inc. has established guidelines to determine whether the COPs held in the Funds' portfolios constitute liquid investments. These guidelines set forth various factors to be reviewed by the Manager and monitored by the Board. Such factors include: (a) the credit quality of such securities and the extent to which they are rated; (b) the size of the municipal securities market for the Fund both in general and with respect to COPs; and (c) the extent to which the type of COPs held by the Fund trade on the same basis and with the same degree of dealer participation as other municipal bonds of comparable credit rating or quality.

Advance Refunded Bonds

         Escrow secured bonds or defeased bonds are created when an issuer refunds in advance of maturity (or pre-refunds) an outstanding bond issue which is not immediately callable, and it becomes necessary or desirable to set aside funds for redemption of the bonds at a future date. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest of the advance refunded bond. Escrow secured bonds will often receive a triple A rating from S&P and Moody's.

Lower-Rated Securities

         The market values of lower-rated securities tend to reflect individual developments affecting the issuer to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Such lower-rated securities also tend to be more sensitive to economic conditions and generally involve more credit risk than higher-rated securities. The issuer's ability to service its debt obligations may also be adversely affected by specific developments, or the issuer's inability to meet specific projected revenue forecasts, or by the unavailability of additional financing.

         Projects which are financed by the issuance of high yielding, fixed-income securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, the risk associated with acquiring the securities of such issuers is generally greater than is the case with higher-rated securities. For example, during an economic downturn or a sustained period of rising interest rates, projects financed by high yielding securities may experience financial stress. During such periods, such projects may not have sufficient funds to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments, or the issuer's inability to meet specific projected revenue forecasts, or by the unavailability of additional financing.

         The market for lower-rated fixed-income securities generally tends to be concentrated among a smaller number of dealers than is the case for securities which trade in a broader secondary retail market. Generally, purchasers of these securities are predominantly dealers and other institutional buyers, rather than individuals. To the extent a secondary trading market for high yielding, fixed-income securities does exist, it is generally not as liquid as the secondary market for higher-rated securities.

         Factors adversely impacting the market value of high yielding securities may adversely impact a Fund's net asset value. In addition, the Funds may incur additional expenses to the extent they are required to seek recovery upon a default in the payment of principal or interest on its portfolio holding. The Funds will rely on the Manager's judgment, analysis and experience in evaluating the creditworthiness of an issuer. In this evaluation, the Manager will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters.

Rule 144A Securities

         Each Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933, as discussed more fully below. A Fund may invest no more than 10% of the value of its net assets in illiquid securities.

         Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as a Fund. While maintaining oversight, the Board of Directors has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of a Fund's 10% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, a Fund's holdings of illiquid securities exceed the Fund's 10% limit on investments in such securities, the Manager will determine what action to take to ensure that each Fund continues to adhere to such limitation.

When-Issued Securities

         Each Fund may invest in "when-issued securities." When-issued securities involve commitments to buy a new issue with settlement up to 45 days later. During the time between the commitment and settlement the Fund does not accrue interest, but the market value may fluctuate. This can result in a Fund's share value increasing or decreasing. If a Fund invests in securities of this type, it will maintain a segregated account to pay for them and mark them to market daily.

Borrowing

         While the Funds are permitted, they normally do not borrow money. A Fund will not purchase investment securities while it has an outstanding borrowing.

Repurchase Agreements

         In order to invest its cash reserves or when in a temporary defensive posture, each Fund may enter into repurchase agreements with banks or broker/dealers deemed to be creditworthy by the Manager, under guidelines approved by Tax-Free Fund, Inc.'s Board of Directors. Each Fund may use repurchase agreements which are at least 100% collateralized by securities in which a Fund can invest directly. Not more than 10% of a Fund's assets may be invested in repurchase agreements of over seven days' maturity or other illiquid assets.

Portfolio Loan Transactions

         Intermediate Fund may lend a portion of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions. See Part B for further information.

Options

         Intermediate Fund may write put and call options on a covered basis only, and will not engage in option writing strategies for speculative purposes. The Fund may write covered call options and secured put options from time to time on such portion of its portfolio, without limit, as the Manager determines is appropriate in seeking to obtain the Fund's investment objective. The Fund may also purchase (i) call options to the extent that premiums paid for such options do not exceed 2% of the Fund's total assets and (ii) put options to the extent that premiums paid for such options do not exceed 2% of the Fund's total assets.

Futures

         Intermediate Fund may invest in futures contracts and options on such futures contracts subject to certain limitations. Futures contracts are agreements for the purchase or sale for future delivery of securities. When a futures contract is sold, the Fund incurs a contractual obligation to deliver the securities underlying the contract at a specified price on a specified date during a specified future month. A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to the Fund of the securities called for by the contract at a specified price during a specified future month.

Inverse Floaters

         Intermediate Fund may invest in inverse floaters. Inverse floaters are instruments with floating or variable interest rates that move in the opposite direction, usually at an accelerated speed, to short-term interest rates or interest rate indices.

                               *     *     *

         Part B further described certain investment policies of the Funds and sets forth other more specific investment restrictions.

                                             APPENDIX A--INVESTMENT ILLUSTRATIONS
                                          TAX-FREE USA FUND AND TAX-FREE INSURED FUND
                         Illustrations of the Potential Impact on Investment Based on Purchase Option

                                                       $10,000 Purchase
                              Scenario 1                                       Scenario 2
                             No Redemption                                   Redeem 1st Year
               ---------------------------------------           ---------------------------------------
Year           Class A         Class B         Class C           Class A         Class B         Class C
----           -------         -------         -------           -------         -------         -------
 0               9,525          10,000          10,000             9,525          10,000          10,000
 1              10,192          10,630          10,630            10,192          10,230          10,530+
 2              10,905          11,300          11,300
 3              11,669          12,012          12,012
 4              12,485          12,768          12,768
 5              13,359          13,573          13,573
 6              14,294          14,428          14,428
 7              15,295          15,337          15,337
 8              16,366+         16,303          16,303
 9              17,511          17,444*         17,330
10              18,737          18,665*         18,422



                              Scenario 3                                      Scenario 4
                            Redeem 3rd Year                                Redeem 5th Year
                ---------------------------------------          ---------------------------------------
Year            Class A         Class B         Class C          Class A         Class B         Class C
----            -------         -------         -------          -------         -------         -------
 0                9,525          10,000          10,000            9,525          10,000          10,000
 1               10,192          10,630          10,630           10,192          10,630          10,630
 2               10,905          11,300          11,300           10,905          11,300          11,300
 3               11,669          11,712          12,012+          11,669          12,012          12,012
 4                                                                12,485          12,768          12,768
 5                                                                13,359          13,373          13,573+
 6
 7
 8
 9
10

               *This assumes that Class B Shares were converted to Class A Shares at the end of the eighth year.

                                                       $250,000 Purchase

                              Scenario 1                                        Scenario 2
                             No Redemption                                  Redeem 1st Year
               ----------------------------------------          ----------------------------------------
Year           Class A         Class B         Class C           Class A         Class B          Class C
----           -------         -------         -------           -------         -------          -------
 0             243,750         250,000         250,000           243,750         250,000          250,000
 1             260,813         265,750         265,750           260,813         255,750          263,250+
 2             279,069         282,492         282,492
 3             298,604         300,289         300,289
 4             319,507+        319,207         319,207
 5             341,872         339,318         339,318
 6             365,803         360,695         360,695
 7             391,409         383,418         383,418
 8             418,808         407,574         407,574
 9             448,124         436,104*        433,251
10             479,493         466,631*        460,546


                             Scenario 3                                      Scenario 4
                           Redeem 3rd Year                                 Redeem 5th Year
                --------------------------------------          ---------------------------------------
Year            Class A         Class B         Class C         Class A         Class B         Class C
----            --------        -------         -------         -------         -------         -------
 0              243,750         250,000         250,000         243,750         250,000         250,000
 1              260,813         265,750         265,750         260,813         265,750         265,750
 2              279,069         282,492         282,492         279,069         282,492         282,492
 3              298,604         292,789         300,289+        298,604         300,289         300,289
 4                                                              319,507+        319,207         319,207
 5                                                              341,872         334,318         339,318
 6
 7
 8
 9
10

               *This assumes that Class B Shares were converted to Class A Shares at the end of the eighth year.

Assumes a hypothetical return for Class A of 7% per year, a hypothetical return for Class B of 6.3% for years 1-8 and 7% for years 9-10, and a hypothetical return for Class C of 6.3% per year. Hypothetical returns vary due to the different expense structure for each Class and do not represent actual performance.

Class A purchase subject to appropriate sales charge breakpoint (4.75% @ $10,000; 3.75% @ $100,000; 2.50% @ $250,000). Class B purchase assessed appropriate CDSC upon redemption (4%-4%-3%-3%-2%-1% in years 1-2-3-4-5-6).

Class C purchase assessed 1% CDSC upon redemption in year 1.

Figures marked "+" identify which class offers the greater return potential based on investment amount, the holding period and the expense structure for each Class.

                                              APPENDIX A--INVESTMENT ILLUSTRATIONS
                                                 TAX-FREE USA INTERMEDIATE FUND
                          Illustrations of the Potential Impact on Investment Based on Purchase Option

                                                        $10,000 Purchase

                              Scenario 1                                       Scenario 2
                             No Redemption                                   Redeem 1st Year
               ---------------------------------------           ---------------------------------------
Year           Class A         Class B         Class C           Class A         Class B         Class C
----           -------         -------         -------           -------         -------         -------
 0              9,700          10,000          10,000             9,700          10,000          10,000
 1             10,185          10,415          10,415            10,185          10,215          10,315+
 2             10,694          10,847          10,847
 3             11,229          11,297          11,297
 4             11,790+         11,766          11,766
 5             12,380          12,255          12,255
 6             12,999          12,867*         12,763
 7             13,649          13,511*         13,293
 8             14,331          14,186*         13,844
 9             15,048          14,895*         14,419
10             15,800          15,640*         15,017



                             Scenario 3                                      Scenario 4
                           Redeem 3rd Year                                Redeem 5th Year
               ---------------------------------------         ---------------------------------------
Year           Class A         Class B         Class C         Class A         Class B         Class C
----           -------         -------         -------         -------         -------         -------
 0              9,700          10,000          10,000           9,700          10,000          10,000
 1             10,185          10,415          10,415          10,185          10,415          10,415
 2             10,694          10,847          10,847          10,694          10,847          10,847
 3             11,229          11,197          11,297+         11,229          11,297          11,297
 4                                                             11,790+         11,766          11,766
 5                                                             12,380          12,255          12,255
 6
 7
 8
 9
10

                *This assumes that Class B Shares were converted to Class A Shares at the end of the fifth year.

                                                        $250,000 Purchase

                            Scenario 1                                       Scenario 2
                           No Redemption                                   Redeem 1st Year
             ---------------------------------------           ----------------------------------------
Year         Class A         Class B         Class C           Class A         Class B          Class C
----         -------         -------         -------           -------         -------          -------
 0           245,000         250,000         250,000           245,000         250,000          250,000
 1           257,250         260,375         260,375           257,250         255,375          257,875+
 2           270,113         271,181         271,181
 3           283,618+        282,435         282,435
 4           297,799         294,156         294,156
 5           312,689         306,363         306,363
 6           328,323         321,681*        319,077
 7           344,740         337,765*        332,319
 8           361,977         354,654*        346,110
 9           380,075         372,386*        360,474
10           399,079         391,006*        375,433





                           Scenario 3                                      Scenario 4
                         Redeem 3rd Year                                 Redeem 5th Year
             ---------------------------------------         ---------------------------------------
Year         Class A         Class B         Class C         Class A         Class B         Class C
----         -------         -------         -------         -------         -------         -------
 0           245,000         250,000         250,000         245,000         250,000         250,000
 1           257,250         260,375         260,375         257,250         260,375         260,375
 2           270,113         271,181         271,181         270,113         271,181         271,181
 3           283,618+        279,935         282,435         283,618+        282,435         282,435
 4                                                           297,799         294,156         294,156
 5                                                           312,689         306,363         306,363
 6
 7
 8
 9
10

*This assumes that Class B Shares were converted to Class A Shares at the end of the fifth year.

Assumes a hypothetical return for Class A of 5% per year, a hypothetical return for Class B of 4.15% for years 1-5 and 5% for years 6-10, and a hypothetical return for Class C of 4.15% per year. Hypothetical returns vary due to the different expense structures for each class and do not represent actual performance.

Class A purchase subject to appropriate sales charge breakpoint (3.00% @ $10,000; 2.00% @ $250,000). Class B purchase assessed appropriate CDSC upon redemption (2%-2%-1% in years 1-2-3).

Class C purchase assessed 1% CDSC upon redemption in year 1.

Figures marked "+" identify which class offers the greater return potential based on investment amount, the holding period and the expense structure for each Class.

APPENDIX B--RATINGS

         USA Fund intends to invest at least 80% of its portfolio in debt obligations that are rated in the top four categories by Moody's or S&P at the time of purchase. USA Fund may invest up to 20% of its assets in securities with a rating lower than the top four categories and in unrated securities. The table set forth below shows the percentage of USA Fund's securities included in each of the specified rating categories. Certain securities may not be rated because the rating agencies were either not asked to provide ratings (e.g., many issuers of privately placed bonds do not seek ratings) or because the rating agencies declined to provide a rating for some reason, such as insufficient data. The table below shows the percentage of USA Fund's securities which are not rated. The information contained in the table was prepared based on a dollar weighted average of the Fund's portfolio composition based on month end data for the fiscal year ended August 31, 1996. The paragraphs following contain excerpts from Moody's and S&P's ratings descriptions. These credit ratings evaluate only the safety of principal and interest and do not consider the market value risk associated with high yield securities.

                  Rating Moody's                              Average Weighted
                  and/or                                      Percentage of
                  S&P                                         Portfolio

                  Aaa/AAA                                        38.3%
                  Aa/AA                                          14.4%
                  A/A                                            15.3%
                  Baa/BBB                                        17.6%
                  Ba/BB                                           3.6%
                  B/B                                             --
                  Caa/CCC                                         --
                  Not Rated/Other                                10.8%

*Certain of the unrated bonds held by USA Fund have been determined to be of comparable quality to rated bonds as follows: 4.4% BBB; 1.7% BB; and 4.1% B.

Generally Rating Information

Bonds

         Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A-- strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.

Commercial Paper

         Excerpts from S&P's description of its two highest commercial paper ratings: A-1 -- judged to be the highest investment grade category possessing the highest relative strength; A-2 -- investment grade category possessing less relative strength than the highest rating.

         Excerpts from Moody's description of its two highest commercial paper ratings: P-1 -- the highest grade possessing greatest relative strength; P-2 -- second highest grade possessing less relative strength than the highest grade.

State and Municipal Notes

         MIG-1 -- Notes bearing this description are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

         MIG-2 -- Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.




APPENDIX C--CLASSES OFFERED

                                                                                            Consultant
Growth of Capital                                  A Class       B Class       C Class         Class
Trend Fund                                            x             x             x              -
Enterprise Fund                                       x             x             x              -
DelCap Fund                                           x             x             x              -
Value Fund                                            x             x             x              -
U.S. Growth Fund                                      x             x             x              -

Total Return
Devon Fund                                            x             x             x              -
Decatur Total Return Fund                             x             x             x              -
Decatur Income Fund                                   x             x             x              -
Delaware Fund                                         x             x             x              -

Global Diversification
Emerging Markets Fund                                 x             x             x              -
New Pacific Fund                                      x             x             x              -
International Equity Fund                             x             x             x              -
World Growth Fund                                     x             x             x              -
Global Assets Fund                                    x             x             x              -
Global Bond Fund                                      x             x             x              -

Current Income
Delchester Fund                                       x             x             x              -
Strategic Income Fund                                 x             x             x              -
Corporate Income Fund                                 x             x             x              -
Federal Bond Fund                                     x             x             x              -
U.S. Government Fund                                  x             x             x              -
Limited-Term Government Fund                          x             x             x              -

Tax-Free Current Income
Tax-Free Pennsylvania Fund                            x             x             x              -
Tax-Free USA Fund                                     x             x             x              -
Tax-Free Insured Fund                                 x             x             x              -
Tax-Free USA Intermediate Fund                        x             x             x              -

Money Market Funds
Delaware Cash Reserve                                 x             x             x              x
U.S. Government Money Fund                            x             -             -              x
Tax-Free Money Fund                                   x             -             -              x

______________________________________________________________

TAX-FREE USA FUND
______________________________________________________________

TAX-FREE INSURED FUND
______________________________________________________________

TAX-FREE USA INTERMEDIATE FUND
______________________________________________________________

DELAWARE GROUP TAX-FREE FUND, INC.
______________________________________________________________








PART B

STATEMENT OF
ADDITIONAL INFORMATION
_____________________________________________________________

OCTOBER 30, 1996







                                                                        DELAWARE
                                                                        GROUP
                                                                        --------

         The Delaware Group includes funds with a wide range of investment objectives. Stock funds, income funds, tax-free funds, money market funds, global and international funds and closed-end equity funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, contact your financial adviser or call Delaware Group at 800-523-4640.







INVESTMENT MANAGER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA  19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA  19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA  19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA  19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA  19103

CUSTODIAN
Bankers Trust Company
One Bankers Trust Plaza
New York, NY  10006

________________________________________________________________________________

                                     PART B--STATEMENT OF ADDITIONAL INFORMATION
                                                            OCTOBER 30, 1996
________________________________________________________________________________

DELAWARE GROUP TAX-FREE FUND, INC.
________________________________________________________________________________

1818 Market Street
Philadelphia, PA  19103
________________________________________________________________________________

For Prospectus and Performance:
         Nationwide 800-523-4640
Information on Existing Accounts:
            (SHAREHOLDERS ONLY)
         Nationwide 800-523-1918
Dealer Services:
            (BROKER/DEALERS ONLY)
         Nationwide 800-362-7500
________________________________________________________________________________
TABLE OF CONTENTS
________________________________________________________________________________
Cover Page
________________________________________________________________________________
Investment Objectives and Policies
________________________________________________________________________________
Municipal Bond Insurance
________________________________________________________________________________
Performance Information
________________________________________________________________________________
Trading Practices and Brokerage
________________________________________________________________________________
Purchasing Shares
________________________________________________________________________________
Investment Plans
________________________________________________________________________________
Determining Offering Price and
         Net Asset Value
________________________________________________________________________________
Redemption and Repurchase
________________________________________________________________________________
Dividends and Realized Securities
         Profits Distributions
________________________________________________________________________________
Taxes
________________________________________________________________________________
Investment Management Agreements
________________________________________________________________________________
Officers and Directors
________________________________________________________________________________
Exchange Privilege
________________________________________________________________________________
General Information
________________________________________________________________________________
Appendix A--Equivalent Yields:
         Tax-Exempt vs. Taxable Securities
________________________________________________________________________________
Financial Statements
________________________________________________________________________________

         Delaware Group Tax-Free Fund, Inc. ("Tax-Free Fund, Inc.") is a professionally managed mutual fund of the series type currently offering three series of shares: the Tax-Free USA Fund series ("USA Fund"), the Tax-Free Insured Fund series ("Insured Fund") and the Tax-Free USA Intermediate Fund series ("Intermediate Fund") (individually, a "Fund" and collectively, the "Funds").

         Tax-Free Fund, Inc. offers three retail classes: Tax-Free USA Fund A Class (the "USA A Class"), Tax-Free Insured Fund A Class (the "Insured A Class") and Tax-Free USA Intermediate Fund A Class (the "Intermediate A Class"); Tax-Free USA Fund B Class (the "USA B Class"), Tax-Free Insured Fund B Class (the "Insured B Class") and Tax-Free USA Intermediate Fund B Class (the "Intermediate B Class"); and Tax-Free USA Fund C Class (the "USA C Class"), Tax-Free Insured Fund C Class (the "Insured C Class") and Tax-Free USA Intermediate Fund C Class (the "Intermediate C Class"). Each class is individually referred to as a "Class" and collectively referred to as the "Classes"; and "Class A Shares," "Class B Shares" or "Class C Shares" refer to such shares of all three Funds, unless otherwise noted. This Statement of Additional Information ("Part B") describes each Fund and each Class, except where noted.

         Class B Shares and Class C Shares may be purchased at a price equal to the next determined net asset value per share. Class A Shares may be purchased at the public offering price, which is equal to the next determined net asset value per share, plus a front-end sales charge. Class A Shares are subject to a maximum front-end sales charge of 4.75% with respect to USA Fund and Insured Fund and 3.00% with respect to Intermediate Fund. Class A Shares are subject to annual 12b-1 Plan expenses which, for USA A Class and Insured A Class will vary because of the formula adopted by Tax-Free Fund, Inc.'s Board of Directors but may not exceed .30%, and for Intermediate A Class may not exceed .30% and have been fixed by the Board at .15%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") which may be imposed on redemptions made within six years of purchase with respect to USA Fund and Insured Fund and three years of purchase with respect to Intermediate Fund. Class B Shares are subject to annual 12b-1 Plan expenses of 1%, which are assessed for approximately eight years after purchase against Class B Shares of USA Fund and Insured Fund and approximately five years after purchase against Class B Shares of Intermediate Fund. See Automatic Conversion of Class B Shares under Classes of Shares in the Prospectus. Class C Shares of each Fund are subject to a CDSC which may be imposed on redemptions made within 12 months of purchase and annual 12b-1 Plan expenses of 1%, which are assessed against the Class C Shares for the life of the investment.

         This Part B supplements the information contained in the current Prospectus of the Funds dated October 30, 1996, as it may be amended from time to time. It should be read in conjunction with the Funds' Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into the Prospectus. The Prospectus for the Funds may be obtained by writing or calling your investment dealer or by contacting Tax-Free Fund, Inc.'s national distributor, Delaware Distributors, L.P. (the "Distributor"), 1818 Market Street, Philadelphia, PA 19103.

INVESTMENT OBJECTIVES AND POLICIES

         The objective of USA Fund and of Intermediate Fund is to seek as high a level of current interest income exempt from federal income tax as is available from municipal bonds and as is consistent with prudent investment management and preservation of capital. Intermediate Fund pursues its investment objective by investing in municipal bonds with a dollar weighted average maturity of between three and 10 years and utilizing various investment strategies, as described below, which differ from the strategies utilized by USA Fund and Insured Fund.

         The objective of Insured Fund is to seek as high a level of current interest income exempt from federal income tax as is available from municipal bonds and as is consistent with prudent investment management and preservation of capital. Insured Fund seeks to achieve its objective by investing primarily in municipal bonds that are protected by insurance guaranteeing the payment of principal and interest, when due.

         The investment objective of each Fund, described above, is a matter of fundamental policy and may not be changed without shareholder approval of the affected Fund. There is no assurance that the objective of each Fund can be achieved. Bond insurance reduces the risk of loss due to default by an issuer, but such bonds remain subject to the risk that market value may shift for other reasons. Also, there is no assurance that any insurance company will meet its obligations.

         Appendix B--Ratings in the Prospectus contains excerpts describing ratings of municipal obligations from Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc.
("Moody's").

         USA Fund and Insured Fund seek to achieve their respective objectives by investing their assets in a nondiversified portfolio consisting primarily of intermediate obligations up to 10 years and long-term obligations up to 50 years in maturity, and Intermediate Fund seeks to achieve its objective by investing its assets in a nondiversified portfolio consisting primarily of intermediate obligations, issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest income from which, in the opinion of each issuer's Counsel, is exempt from federal income tax. A Fund may invest in other debt obligations, but if it does, at least 80% of its assets will be invested in the types of securities listed above.

         The portfolio of Intermediate Fund will typically have a dollar weighted average maturity of between three and 10 years. Intermediate Fund may, from time to time, employ certain techniques to shorten or lengthen the dollar weighted average maturity of the portfolio, including futures transactions, options on futures and the purchase of debt securities at a premium or a discount. Although the dollar weighted average maturity of Intermediate Fund's portfolio will be between three and 10 years, Intermediate Fund may purchase individual securities with any maturity.

         The principal risk to which a Fund is subject is price fluctuation due to changes in interest rates caused by government policies and economic factors which are beyond the control of Delaware Management Company, Inc. (the "Manager"). In addition, although some municipal bonds are government obligations backed by the issuer's full faith and credit, others are only secured by a specific revenue source and not by the general taxing power. Each Fund may invest in both types of bonds.

         USA Fund will normally invest at least 80% of its assets in debt obligations, as stated above, which are rated by S&P or Moody's at the time of purchase as being within their top four grades. The fourth grade is considered a medium grade and has speculative characteristics. USA Fund may, however, invest up to 20% of its assets in securities with a rating lower than the top four and in unrated securities. These securities are speculative and may involve greater risks and have higher yields. They will only be purchased when the Manager considers them particularly attractive and their purchase to be consistent with the objective of preserving capital. Intermediate Fund intends to invest at least 90% of its portfolio in debt obligations that are either rated in the top four grades by Moody's or S&P at the time of purchase or unrated, but in the opinion of the Manager, similar in credit quality to obligations so rated. The fourth grade is considered medium grade and may have speculative characteristics. Intermediate Fund may invest up to 10% of its assets in securities that are rated lower than the top four grades or unrated, but in the Manager's opinion similar in credit quality to obligations so rated. These securities are speculative and may involve greater risks and have higher yields. Investing in debt obligations which are not rated in the top four grades (or which have credit qualities similar to such rated obligations) entails certain risks, including the risk of loss of principal, which may be greater than the risks involved in investment grade obligations, and which should be considered by investors contemplating an investment in the Fund. Such obligations are sometimes sold by issuers whose earnings at the time of issuance are less than the projected debt service on the obligations. The Manager will evaluate the creditworthiness of the issuer and the issuer's ability to meet its obligations to pay interest and repay principal.

         Insured Fund will normally invest at least 80% of its assets in debt obligations which are insured by various insurance companies which undertake to pay to a holder, when due, the interest or principal amount of an obligation if the interest or principal is not paid by the issuer when due. See Municipal Bond Insurance. Insured Fund may invest a portion of its assets in debt obligations that are considered to be below investment grade. The Fund presently intends to limit such investments to no more than 5% of its assets, measured at the time of purchase.

         Each Fund may also invest in "when-issued securities" for which the Fund will maintain a segregated account which it will mark to market daily. When-issued securities involve commitments to purchase new issues of securities which are offered on a when-issued basis which usually involve delivery and payment up to 45 days after the date of the transaction. During this period between the date of commitment and the date of delivery, the Fund does not accrue interest on the investment, but the market value of the bonds could fluctuate. This can result in a Fund having unrealized appreciation or depreciation which could affect the net asset value of its shares.

         Each Fund will invest its assets in securities of varying maturities, without limitation, depending on market conditions. Typically, the remaining maturity of municipal bonds purchased by USA Fund and Insured Fund will range between five and 30 years. Each Fund may also invest in short-term, tax-free instruments such as tax-exempt commercial paper and general obligation, revenue and project notes. The Funds may also invest in variable and floating rate demand obligations (longer-term instruments with an interest rate that fluctuates and a demand feature that allows the holder to sell the instruments back to the issuer from time to time) but no Fund intends to invest more than 5% of its assets in these instruments. Short-term securities will be rated in the top two grades by a nationally-recognized statistical rating agency. The Manager will attempt to adjust the maturity structure of the portfolios to provide a high level of tax-exempt income consistent with preservation of capital.

         Under abnormal conditions, each Fund may invest in taxable instruments for temporary defensive purposes. These would include obligations of the U.S. government, its agencies and instrumentalities, commercial paper, certificates of deposit of domestic banks and other debt instruments. In connection with defensive portfolio investments, Insured Fund may invest more than 20% of its assets in uninsured securities which may be lower rated or unrated. Such securities may involve increased risks or may generate taxable income, and each Fund will only exceed 20% of its assets in such investments for temporary defensive purposes.

         Tax-Free Fund, Inc. is registered as an open-end management investment company and each Fund's portfolio of assets is nondiversified. Each Fund has the ability to invest as much as 50% of its assets in as few as two issuers provided that no single issuer accounts for more than 25% of the portfolio. The remaining 50% must be diversified so that no more than 5% is invested in the securities of a single issuer. Because the Funds may invest their assets in fewer issuers, the value of Fund shares may fluctuate more rapidly than if the Funds were fully diversified. In the event a Fund invests more than 5% of its assets in a single issuer, it would be affected more than a fully-diversified fund if that issuer were to encounter difficulties in satisfying its financial obligations. Except as set forth below, each Fund may invest without limitation in U.S. government securities or government agency securities backed by the U.S. government or its agencies or instrumentalities. Percentage limitations outlined above are determined at the time an investment is made.

         Each Fund may invest more than 25% of its assets in municipal obligations relating to similar types of projects or with other similar economic, business or political characteristics (such as bonds of housing finance agencies or health care facilities). In addition, each Fund may invest more than 25% of its assets in industrial development bonds or pollution control bonds which may be backed only by the assets and revenues of a nongovernmental issuer. A Fund will not, however, invest more than 25% of its total assets in bonds issued for companies in the same industry.

         Set forth below are other more specific investment restrictions, some of which limit the percentage of assets which may be invested in certain types of securities. While the Funds are permitted, they normally do not borrow money or invest in repurchase agreements. Up to 20% of each Fund's assets may be invested in securities whose interest is subject to federal income tax. From time to time, a substantial portion of the assets of a Fund may be invested in municipal bonds insured as to payment of principal and interest by a single insurance company, which is believed by the Funds to be consistent with their policies and restrictions.

Municipal Bonds
         The term "municipal bonds" is generally understood to include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal bonds may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and the obtaining of funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposals. Such obligations are included within the term "municipal bonds" provided that the interest paid thereon qualifies as exempt from federal income tax in the opinion of bond counsel to the issuer. In addition, the interest paid on industrial development bonds, the proceeds from which are used for the construction, equipment, repair or improvement of privately-operated industrial or commercial facilities, may be exempt from federal income tax, although current federal tax laws place substantial limitations on the size of such issues.

         The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuer of such bonds. There are, of course, variations in the security of municipal bonds, both within a particular classification and among classifications.

         The yields on municipal bonds are dependent on a variety of factors, including general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The imposition of a Fund's management fee, as well as other operating expenses, will have the effect of reducing the yield to investors.

         The Tax Reform Act of 1986 (the "Act") limits the amount of new "private purpose" bonds that each state can issue and subjects interest income from these bonds to the federal alternative minimum tax. "Private purpose" bonds are issues whose proceeds are used to finance certain nongovernment activities, and could include some types of industrial revenue bonds such as privately-owned sports and convention facilities. The Act also makes the tax-exempt status of certain bonds depend on the issuer's compliance with specific requirements after the bonds are issued.

         Each Fund intends to seek to achieve a high level of tax-exempt income. However, if a Fund invests in newly-issued private purpose bonds, a portion of that Fund's distributions would be subject to the federal alternative minimum tax.

Repurchase Agreements
         Repurchase agreements are instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities. Under a repurchase agreement, the purchaser acquires ownership of the security but the seller agrees, at the time of sale, to repurchase it at a mutually agreed-upon time and price. A Fund will take custody of the collateral under repurchase agreements. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate or maturity of the purchased security. Such transactions afford an opportunity for a Fund to invest temporarily available cash on a short-term basis. Generally, repurchase agreements are of short duration often less than one week but on occasion for longer periods. A Fund's risk is limited to the seller's ability to buy the security back at the agreed-upon sum at the agreed-upon time, since the repurchase agreement is secured by the underlying obligation. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to a Fund, if any, would be the difference between the repurchase price and the market value of the security. In addition, should such an issuer default, the

Manager believes that, barring extraordinary circumstances, the Fund will be entitled to sell the underlying securities or otherwise receive adequate protection for its interest in such securities, although there could be a delay in recovery. A Fund considers the creditworthiness of the bank or dealer from whom it purchases repurchase agreements. A Fund will monitor such transactions to assure that the value of the underlying securities subject to repurchase agreements is at least equal to the repurchase price. The underlying securities will be limited to those described above.

         A Fund will limit its investments in repurchase agreements to those which the Manager, under the guidelines of the Board of Directors, determines to present minimal credit risks and which are of high quality. In addition, a Fund must have collateral of at least 100% of the repurchase price, including the portion representing a Fund's yield under such agreements which is monitored on a daily basis. Such collateral is held by the Custodian in book entry form. Such agreements may be considered loans under the 1940 Act, but a Fund considers repurchase agreements contracts for the purchase and sale of securities, and it seeks to perfect a security interest in the collateral securities so that it has the right to keep and dispose of the underlying collateral in the event of default.

         The funds in the Delaware Group have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow the Delaware Group funds jointly to invest cash balances. A Fund may invest cash balances in a joint repurchase agreement in accordance with the terms of the exemptive order and subject generally to the conditions described above.

Intermediate Fund
Additional Investment Strategies
         In addition to the investment policies described above, Intermediate Fund seeks to achieve its objective by pursuing the following investment strategies:

         Portfolio Loan Transactions -- Intermediate Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         It is the understanding of the Manager that the staff of the Securities and Exchange Commission permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, U.S. Treasury Bills and Notes, or irrevocable letters of credit payable by banks acceptable to the Fund from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund; 3) the Fund must be able to terminate the loan after notice, at any time; 4) the Fund must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; 5) the Fund may pay reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent securities may pass to the borrower; however, if the directors of Tax-Free Fund, Inc. know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the directors to vote the proxy.

         The major risk to which a Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, the Funds will only enter into loan arrangements after a review of all pertinent facts by the Manager, under the supervision of the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

         The ratings of S&P, Moody's and other rating services represent their opinion as to the quality of the money market instruments which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings are the initial criteria for selection of portfolio investments, but the Fund will further evaluate these securities. See Appendix B--Ratings in the Prospectus.

Options
         Intermediate Fund may write put and call options on a covered basis only, and will not engage in option writing strategies for speculative purposes. The Fund may write covered call options and secured put options from time to time on such portion of its portfolio, without limit, as the Manager determines is appropriate in seeking to obtain the Fund's investment objective. The Fund may also purchase (i) call options to the extent that premiums paid for such options do not exceed 2% of the Fund's total assets and (ii) put options to the extent that premiums paid for such options do not exceed 2% of the Fund's total assets.

         A. Covered Call Writing - A call option gives the purchaser of such option the right to buy, and the writer, in this case Intermediate Fund, the obligation to sell the underlying security at the exercise price during the option period. There is no percentage limitation on writing covered call options.

         The advantage to the Fund of writing covered calls is that the Fund receives a premium which is additional income. The disadvantage is that if the security rises in value the Fund will lose the appreciation.

         During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

         Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

         If a call option expires unexercised, the Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

         The market value of a call option generally reflects the market price of the underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

         Call options will be written only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Fund would be required to continue to hold a security which it might otherwise wish to sell. Options written by the Fund will normally have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

         B. Purchasing Call Options - The Intermediate Fund may purchase call options to the extent that premiums paid by the Fund do not aggregate more than 2% of the Fund's total assets. When the Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage is that the Fund may hedge against an increase in the price of securities which it ultimately wishes to buy. However, the premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option.

         The Fund may, following the purchase of a call option, liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. The Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

         Although the Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that the Fund would be required to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Fund may expire without any value to the Fund.

         C. Secured Put Writing - A put option gives the purchaser of the option the right to sell, and the writer, in this case Intermediate Fund, the obligation to buy the underlying security at the exercise price during the option period. During the option period, the writer of a put option may be assigned an exercise notice by the broker/dealer through whom the option was sold requiring the writer to make payment of the exercise price against delivery of the underlying security. In this event, the exercise price will usually exceed the then-market value of the underlying security. This obligation terminates upon expiration of the put option or at such earlier time at which the writer effects a closing purchase transaction. The operation of put options in other respects is substantially identical to that of call options. Premiums on outstanding put options written or purchased by the Fund may not exceed 2% of its total assets.

         The advantage to the Fund of writing such options is that it receives premium income. The disadvantage is that the Fund may have to purchase securities at higher prices than the current market price when the put is exercised.

         Put options will be written only on a secured basis, which means that the Fund will maintain in a segregated account with its Custodian, the Bankers Trust Company of New York, cash or U.S. Government securities in an amount not less than the exercise price of the option at all times during the option period. The amount of cash or U.S. Government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Fund. Secured put options will generally be written in circumstances where the Manager wishes to purchase the underlying security for the Fund's portfolio at a price lower than the current market price of the security. In such event, the Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

         D. Purchasing Put Options - Intermediate Fund may purchase put options to the extent that premiums paid for such options do not exceed 2% of the Fund's total assets. The Fund will, at all times during which it holds a put option, own the security covered by such option.

         The Fund intends to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow the Fund to protect unrealized gain in an appreciated security in its portfolio without actually selling the security. In addition, the Fund will continue to receive interest income on the security. If the security does not drop in value, the Fund will lose the value of the premium paid. The Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

         Futures -- Intermediate Fund may enter into contracts for the purchase or sale for future delivery of securities. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into an offsetting transaction. When the Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in an account at the

Fund's Custodian Bank. Thereafter, a "variation margin" may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.

         The Fund may also purchase and write options to buy or sell futures contracts. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than actually to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option.

         The purpose of the purchase or sale of futures contracts for the Fund, which consists of a substantial number of municipal securities, is to protect the Fund against the adverse effects of fluctuations in interest rates without actually buying or selling such securities. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of municipal securities at higher prices.

         With respect to options on futures contracts, when the Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities which are deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities which are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of municipal securities which the Fund intends to purchase.

         To the extent that the Fund purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, with respect to options on futures contracts, the Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

         The Fund will not enter into futures contracts to the extent that more than 5% of the Fund's assets are required as futures contract margin deposits and will not invest in futures contracts or options thereon to the extent that obligations relating to such transactions exceed 20% of the Fund's assets.

         In addition, when the Fund engages in futures transactions, to the extent required by the SEC, it will maintain with its custodian, assets in a segregated account to cover its obligations with respect to such contracts, which assets will consist of cash, cash equivalents or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the margin payments made by the Fund with respect to such futures contracts.

         The Fund may enter into such futures contracts to protect against the adverse effects of fluctuations in interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market.

         With respect to options on futures contracts, when the Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when the Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

         The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase.

         If a put or call option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities. For example, the Fund will purchase a put option on a futures contract to hedge the Fund's portfolio against the risk of rising interest rates.

         To the extent that interest rates move in an unexpected direction, the Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if the Fund is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has because it will have offsetting losses in its futures position. In addition, in such situations, if the Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. The Fund may be required to sell securities at a time when it may be disadvantageous to do so.

       Further, with respect to options on futures contracts, the Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

         Variable or Floating Rate Demand Notes -- Variable or floating rate demand notes ("VRDNs") are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates, either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The interest rates are adjustable at intervals ranging from daily to up to six months to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are typically based upon the price rate of a bank or some other appropriate interest rate adjustment index. The Manager will decide which variable or floating rate demand instruments Intermediate Fund will purchase in accordance with procedures prescribed by Tax-Free Fund, Inc.'s Board of Directors to minimize credit risks. Any VRDN must be of high quality as determined by the Manager and subject to review by the Board of Directors, with respect to both its long-term and short-term aspects, except where credit support for the instrument is provided even in the event of default on the underlying security, the Fund may rely only on the high quality character of the short-term aspect of the demand instrument, i.e., the demand feature. A VRDN which is unrated must have high quality characteristics similar to those rated in accordance with policies and guidelines determined by Tax-Free Fund, Inc.'s Board of Directors. If the quality of any VRDN falls below the quality level required by the Board of Directors and any applicable rules adopted by the Securities and Exchange Commission, the Fund must dispose of the instrument within a reasonable period of time by exercising the demand feature or by selling the VRDN in the secondary market, whichever is believed by the Manager to be in the best interests of the Fund and its shareholders.

         Municipal Leases -- As stated in the Prospectus, a portion of each Fund's assets may be invested in municipal lease obligations, primarily through certificates of participation ("COPs"). COPs function much like installment purchase agreements and are widely used by state and local governments to finance the purchase of property. The lease format is generally not subject to constitutional limitations on the issuance of state debt, and COPs enable a governmental issuer to increase government liabilities beyond constitutional debt limits. A principal distinguishing feature separating COPs from municipal debt is the lease, which contains a "nonappropriation" or "abatement" clause. This clause provides that, although the municipality will use its best efforts to make lease payments, it may terminate the lease without penalty if its appropriating body does not allocate the necessary funds. The Funds intend to invest only in COPs rated within the four highest rating categories of Moody's, S&P or Fitch Investors Service, Inc., or in unrated COPs believed to be of comparable quality.

Investment Restrictions
         Tax-Free Fund, Inc. has adopted the following restrictions and fundamental policies which are applied to each Fund except as noted. Fundamental objectives and restrictions cannot be changed without approval by the holders of a majority of the outstanding voting securities of a Fund, which is the lesser of more than 50% of the outstanding voting securities, or 67% of the voting securities present at a shareholder meeting if 50% or more of the voting securities are present in person or represented by proxy of a Fund which proposes to change its fundamental policy. Investment restrictions 4, 6 and 8 listed below apply only to USA Fund and Insured Fund.

         A Fund may not under any circumstances:

          1. Invest more than 20% of its assets in securities whose interest is subject to federal income tax.

          2. Borrow money in excess of 10% of the value of its assets and then only as a temporary measure for extraordinary purposes. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of a Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. A Fund will not issue senior securities as defined in the Investment Company Act of 1940 (the "1940 Act"), except for notes to banks. (The issuance of three series of shares is not deemed to be the issuance of senior securities so long as such series comply with the appropriate provisions of the 1940 Act.) Investment securities will not normally be purchased while there is an outstanding borrowing.

          3.      Sell securities short.

          4.      Write or purchase put or call options.

          5. Underwrite the securities of other issuers, except that a Fund may participate as part of a group in bidding for the purchase of municipal bonds directly from an issuer for its own portfolio in order to take advantage of the lower purchase price available to members of such a group; nor invest more than 10% of the value of a Fund's net assets in illiquid assets.

          6.      Purchase or sell commodities or commodity contracts.

          7. Purchase or sell real estate, but this shall not prevent a Fund from investing in municipal bonds secured by real estate or interests therein.

          8. Make loans to other persons except through the use of repurchase agreements or the purchase of commercial paper. For these purposes, the purchase of a portion of debt securities which is part of an issue to the public shall not be considered the making of a loan.

          9. With respect to 50% of the value of its assets, invest more than 5% of its assets in the securities of any one issuer or invest in more than 10% of the outstanding voting securities of any one issuer, except that U.S. government and government agency securities backed by the U.S. government, or its agencies or instrumentalities may be purchased without limitation. For the purpose of this limitation, the Funds will regard each state and political subdivision, agency or instrumentality of a state and each multistate agency of which a state is a member as a separate issuer.

         10.      Invest in companies for the purpose of exercising control.

         11. Invest in securities of other investment companies, except as they are acquired as part of a merger, consolidation or acquisition of assets.

         12. Invest more than 25% of its total assets in any particular industry or industries, except that a Fund may invest more than 25% of the value of its total assets in municipal bonds and in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         Tax-Free Fund, Inc. has also adopted an additional restriction applicable only to Insured Fund. Insured Fund will not:

         13. Invest more than 20% of its assets in securities (other than U.S. government securities, securities of agencies of the U.S. government and securities backed by the U.S. government or its agencies or instrumentalities) which are not covered by insurance guaranteeing the payment, when due, of interest on and the principal of such securities, except for defensive purposes.

         Tax-Free Fund, Inc. also has determined that, from time to time, more than 10% of a Fund's assets may be invested in municipal bonds insured as to principal and interest by a single insurance company. Tax-Free Fund, Inc. believes such investments are consistent with the foregoing restrictions.

         If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in value of net assets will not result in a violation of the restrictions.

         Although not a fundamental investment restriction, the Funds currently do not invest their assets in real estate limited partnerships or oil, gas and other mineral leases.

         The Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 (the "1933 Act"). Rule 144A Securities may be freely traded among qualified institutional investors without registration under the 1933 Act.

         Investing in Rule 144A Securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. After the purchase of a Rule 144A Security, however, the Board of Directors and the Manager will continue to monitor the liquidity of that security to ensure that a Fund has no more than 10% of its net assets invested in illiquid securities.

MUNICIPAL BOND INSURANCE

         The practice has developed among municipal issuers of having their issues insured by various companies. At the present time, the Municipal Bond Insurance Association ("MBIA"), AMBAC Indemnity Corporation ("AMBAC Indemnity") and Financial Guaranty Insurance Company ("FGIC") provide a substantial portion of such insurance. Accordingly, at different times, a substantial portion of a Fund's portfolio may consist of municipal bonds of various issuers insured as to payment of principal and interest when due by a single insurance company. It is expected that other insurance companies or associations will enter this field, and a substantial portion of municipal bond issues available for investment by companies such as the Funds will be insured. In the event of a default, the insurer is required to make payments of interest and principal when due to the bondholders. While the insurance may affect the securities' ratings, the Manager does not look to the creditworthiness of a private insurer. Instead, the Manager reviews the creditworthiness of the actual issuer and its ability to pay interest and principal. Insurance on municipal bonds that are purchased by a Fund will generally have been obtained by the bond issuer and attached to the bonds for their lifetime, although the Fund may obtain insurance on bonds while they are held by the Fund.

         At the present time, obligations which are subject to such insurance generally receive a high rating from S&P or Moody's, based upon a combination of the issuer's creditworthiness and the insurer's obligation under the insurance policy. While such insurance reduces the risk that principal or interest will not be paid when due, it is not a protection against market risks arising from other factors, such as changes in prevailing interest rates. If the issuer defaults on payment of interest or principal, the trustee and/or payment agent of the issuer will notify the insurer who will make payment to the bondholders. There is no assurance that any insurance company will meet its obligations. Tax-Free Fund, Inc. believes such investments are consistent with each Fund's fundamental investment policies and restrictions.

         Similar insurance is available to a Fund for uninsured obligations, and the Fund may acquire such obligations and purchase such insurance directly, but only if that would result in a comparable benefit to the Fund from such a security.

         As the bond insurance industry matures, the ownership and capital structures of the insurers have evolved. Each of the municipal bond insurers has unique ownership structures, some of which underwent significant changes in 1992.

         MBIA moved to a greater percentage of public ownership during 1992 with the sale of additional equity. MBIA Inc. is currently 88.7% publicly owned, while the remaining ownership is distributed between Aetna Life & Casualty Company and Credit Local de France. As of December 31, 1995, MBIA Inc. had total capital (GAAP) of $2,234,266,000; up .31% from December 31, 1994. For the six months ended June 30, 1996, total capital (GAAP) amount to $2,269,366,000 (unaudited).

         FGIC, until 1993 the only bond insurer with one institutional owner, experienced a slight shift in ownership. In early January 1993, GE Capital, the parent of FGIC Corp., sold a 1% interest of the company to Sumitomo Marine and Fire Insurance Company Limited. The sale was undertaken primarily to facilitate joining business ventures in the future. As of December 31, 1995, FGIC's total capital (GAAP) was $1,547,881,000; up .21% from December 31, 1994. For the three months ended March 31, 1996, total capital (GAAP) amounted to $1,553,500,000 (unaudited).

         AMBAC became the only insurer with 100% public ownership, when Citicorp Financial Guaranty Holdings, Inc. (CFGH) sold its remaining 49.7% equity interest in AMBAC Inc. during February 1992. As of December 31, 1995, AMBAC's total capital (GAAP) was $1,403,988,000; up .36% from December 31, 1994. For the six months ended June 30, 1996, total capital (GAAP) amounted to $1,472,204,000 (unaudited).

PERFORMANCE INFORMATION

         From time to time, each Fund may state total return for its Classes in advertisements and other types of literature. Any statement of total return performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over, as relevant, the most recent one-, five- and ten-year (or life of fund, if applicable) periods. Each Fund may also advertise aggregate and average total return information for its Classes over additional periods of time.

         The average annual total rate of return for a Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:

                                     n
                               P(1+T)  = ERV

Where    P   =  a hypothetical initial purchase order of $1,000 from which, in the case of only Class A Shares, the maximum front-end sales charge is deducted;

         T   =  average annual total return;

         n   =  number of years; and

       ERV   =  redeemable value of the hypothetical $1,000 purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares.

         In presenting performance information for Class A Shares, the Limited CDSC applicable to only certain redemptions of those shares will not be deducted from any computation of total return. See the Prospectus for the Classes for a description of the Limited CDSC and the limited instances in which it applies. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares.

         Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made and that all distributions are reinvested at net asset value, and with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, each Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.

         The performance, as shown below, is the average annual total return quotations of the Class A Shares and Class B Shares of each Fund through August 31, 1996, computed as described above. The average annual total return for Class A Shares at offer reflects the maximum front-end sales charge of 4.75% with respect to USA A Class and Insured A Class and 3.00% with respect to Intermediate A Class paid on the purchase of shares. The average annual total return for Class A Shares at net asset value (NAV) does not reflect the payment of any front-end sales charge. The average annual return for Class B Shares including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at August 31, 1996. The average annual total return for Class B Shares excluding deferred sales charge assumes the shares were not redeemed at August 31, 1996 and therefore does not reflect the deduction of a CDSC. The performance of the Class C Shares of each Fund, as shown below, is the aggregate total return quotations through August 31, 1996. The aggregate total return for Class C Shares including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at August 31, 1996. The aggregate total return for Class C Shares excluding deferred sales charge assumes the shares were not redeemed at August 31, 1996 and therefore does not reflect the deduction of a CDSC.

         Securities prices fluctuated during the periods covered and past results should not be considered as representative of future performance.

                           Average Annual Total Return
                                   USA A Class

                                         Class A Shares          Class A Shares
                                           (at Offer)               (at NAV)

             1 year ended 8/31/96           (2.91%)                   1.91%

             3 years ended 8/31/96           1.69%                    3.35%

             5 years ended 8/31/96           5.61%                    6.65%

             10 years ended 8/31/96          6.69%                    7.22%

             Period 1/11/84(1)
             through 8/31/96                 9.06%                    9.48%

(1)      Date of initial public offering.

                           Average Annual Total Return
                                   USA B Class

                                         Class B Shares          Class B Shares
                                           (Including              (Excluding
                                            Deferred                Deferred
                                          Sales Charge)           Sales Charge)

             1 year ended 8/31/96           (2.72%)                   1.11%

             Period 5/2/94(1)
             through 8/31/96                 2.42%                    3.60%

(1)      Date of initial public offering.

                             Aggregate Total Return
                                   USA C Class

                                         Class C Shares          Class C Shares
                                           (Including              (Excluding
                                            Deferred                Deferred
                                          Sales Charge)           Sales Charge)

             Period 11/29/95(1)
             through 8/31/96                (2.38%)                  (1.44%)

(1) Date of initial public offering; total return for this short of a time period may not be representative of longer term results.

                           Average Annual Total Return
                                 Insured A Class

                                         Class A Shares          Class A Shares
                                           (at Offer)               (at NAV)

             1 year ended 8/31/96           (1.05%)                   3.88%

             3 years ended 8/31/96           1.89%                    3.56%

             5 years ended 8/31/96           5.01%                    6.03%

             10 years ended 8/31/96          6.18%                    6.70%

             Period 3/25/85(1)
             through 8/31/96                 7.51%                    7.97%

(1)      Date of initial public offering.

                           Average Annual Total Return
                                 Insured B Class

                                         Class B Shares          Class B Shares
                                           (Including              (Excluding
                                            Deferred                Deferred
                                          Sales Charge)           Sales Charge)

             1 year ended 8/31/96           (0.88%)                   3.05%

             Period 5/2/94(1)
             through 8/31/96                 3.27%                    4.48%

(1)      Date of initial public offering.

                             Aggregate Total Return
                                 Insured C Class

                                         Class C Shares          Class C Shares
                                           (Including              (Excluding
                                            Deferred                Deferred
                                          Sales Charge)           Sales Charge)
             Period 11/29/95(1)
             through 8/31/96                (0.95%)                   0.01%

(1) Date of initial public offering; total return for this short of a time period may not be representative of longer term results.

                           Average Annual Total Return
                             Intermediate A Class(1)

                                         Class A Shares          Class A Shares
                                           (at Offer)               (at NAV)

             1 year ended 8/31/96            1.40%                    4.52%

             3 years ended 8/31/96           3.27%                    4.33%

             Period 1/7/93(2)
             through 8/31/96                 5.33%                    6.22%

(1) The Manager elected to waive voluntarily the portion of its annual compensation payable under its Investment Management Agreement with the Intermediate Fund to limit operating expenses of the Fund to .25% (including 12b-1 expenses). That waiver was modified effective May 2, 1994 to limit operating expenses to .10%, exclusive of 12b-1 expenses, through December 31, 1996. In the absence of such voluntary waiver, performance would have been affected negatively.

(2)      Date of initial public offering.

                           Average Annual Total Return
                             Intermediate B Class(1)

                                         Class B Shares          Class B Shares
                                           (Including              (Excluding
                                            Deferred                Deferred
                                          Sales Charge)           Sales Charge)

             1 year ended 8/31/96            1.65%                    3.63%

             Period 5/2/94(2)
             through 8/31/96                 4.53%                    4.93%

(1) The Manager elected to waive voluntarily the portion of its annual compensation payable under its Investment Management Agreement with the Intermediate Fund to limit operating expenses of the Fund to .10%, exclusive of 12b-1 expenses, from the commencement of the public offering of the Class through December 31, 1996. In the absence of such voluntary waiver, performance would have been affected negatively.

(2)      Date of initial public offering.

                             Aggregate Total Return
                             Intermediate C Class(1)

                                         Class C Shares          Class C Shares
                                           (Including              (Excluding
                                            Deferred                Deferred
                                          Sales Charge)           Sales Charge)

             Period 11/29/95(2)
             through 8/31/96                 0.86%                    1.84%

(1) The Manager elected to waive voluntarily the portion of its annual compensation payable under its Investment Management Agreement with the Intermediate Fund to limit operating expenses of the Fund to .10%, exclusive of 12b-1 expenses, from the commencement of the public offering of the Class through December 31, 1996. In the absence of such voluntary waiver, performance would have been affected negatively.

(2) Date of initial public offering; total return for this short of a time period may not be representative of longer term results.


         As stated in the Funds' Prospectus, each Fund may also quote its respective Classes' current yield in advertisements and investor communications.

         The yield computation is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the resulting figure, according to the following formula:

                                      a--b       6
                         YIELD = 2[(-------- + 1) -- 1]
                                       cd

Where:   a   =  dividends and interest earned during the period;

         b   =  expenses accrued for the period (net of reimbursements);

         c   =  the average daily number of shares outstanding during the period that were entitled to receive dividends; and

         d   =  the maximum offering price per share on the last day of the period.

         The above formula will be used in calculating quotations of yield for each Class, based on specified 30-day periods identified in advertising by the Fund. Using this formula, the yields for each Class of each Fund as of August 31, 1996 were as follows:

                                  Class A        Class B       Class C
                                   Shares         Shares        Shares

USA Fund                           5.26%           4.69%         4.69%

Insured Fund                       4.61%           4.00%         4.00%

Intermediate Fund                  4.79%           4.06%         4.06%

         The yields of each Class of the Intermediate Fund reflect the voluntary fee waiver undertaken by the Manager described above. Yield calculations assume the maximum front-end sales charge, if any, and do not reflect the deduction of any contingent deferred sales charge. Actual yield on Class A Shares may be affected by variations in front-end sales charges on investments.

         The Fund may also publish a tax-equivalent yield for a Class based on federal and, if applicable, state tax rates, which demonstrates the taxable yield necessary to produce an after-tax yield equivalent to the Class' yield. For the 30-day period ended August 31, 1996, the tax-equivalent yields (assuming a federal income tax rate of 31%) of each Class of each Fund were as follows:

                                  Class A       Class B        Class C
                                   Shares        Shares         Shares

USA Fund                           7.62%          6.80%          6.80%

Insured Fund                       6.68%          5.80%          5.80%

Intermediate Fund                  6.94%          5.88%          5.88%

         These yields were computed by dividing that portion of a Class' yield which is tax-exempt by one minus a stated income tax rate (in this case, a federal income tax rate of 31%) and adding the product to that portion, if any, of the yield that is not tax-exempt. In addition, a Fund may advertise a tax-equivalent yield assuming other income tax rates, when applicable.

         Investors should note that the income earned and dividends paid by a Fund will vary with the fluctuation of interest rates and performance of the portfolio. The net asset value of a Fund may change. Unlike money market funds, each Fund invests in longer-term securities that fluctuate in value and do so in a manner inversely correlated with changing interest rates. Each Fund's net asset value will tend to rise when interest rates fall. Conversely, each Fund's net asset values will tend to fall as interest rates rise. Normally, fluctuations in interest rates have a greater effect on the prices of longer-term bonds. The value of the securities held in a Fund will vary from day to day and investors should consider the volatility of a Fund's net asset values as well as the yield before making a decision to invest.

         Since each Fund invests for the long term, the average effective weighted average portfolio maturity at the end of the fiscal year was 22 years for the USA Fund, 25 years for the Insured Fund and 7 years for the Intermediate Fund.

         See Appendix A--Equivalent Yields: Tax-Exempt vs. Taxable Securities for additional yield information.

         From time to time, a Fund may also quote for its Classes an actual total return and/or yield performance in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. For example, the performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts as monitored by Bank Rate Monitor.

         Comparative information on the Consumer Price Index may also be included. The Consumer Price Index, as prepared by the U.S Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.

         A Fund may also promote its Classes' total return and/or yield performance and use comparative performance information computed by and available from certain industry and general market research and publications, such as Lipper Analytical Services, Inc.

         Statistical and performance information and various indices compiled and maintained by organizations such as the following may also be used in preparing exhibits comparing certain industry trends and competitive mutual fund performance to comparable activities and performances of the Funds and in illustrating general financial planning principles. From time to time, certain mutual fund performance ranking information, calculated and provided by these organizations, may also be used in the promotion of sales of the Funds. Any indices used are not managed for any investment goal.

         CDA Technologies, Inc., Lipper Analytical Services, Inc. and Morningstar, Inc. are performance evaluation services that maintain statistical performance databases, as reported by a diverse universe of independently-managed mutual funds.

         Ibbotson Associates, Inc. is a consulting firm that provides a variety of historical data including total return, capital appreciation and income on the stock market as well as other investment asset classes, and inflation. With their permission, this information will be used primarily for comparative purposes and to illustrate general financial planning principles.

         Interactive Data Corporation is a statistical access service that maintains a database of various international industry indicators, such as historical and current price/earning information, individual equity and fixed-income price and return information.

         Compustat Industrial Databases, a service of Standard & Poor's, may also be used in preparing performance and historical stock and bond market exhibits. This firm maintains fundamental databases that provide financial, statistical and market information covering more than 7,000 industrial and non-industrial companies.

         Salomon Brothers and Lehman Brothers are statistical research firms that maintain databases of international market, bond market, corporate and government-issued securities of various maturities. This information, as well as unmanaged indices compiled and maintained by these firms, will be used in preparing comparative illustrations. In addition, the performance of multiple indices compiled and maintained by these firms may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which the Funds may invest and the assumptions that were used in calculating the blended performance will be described.

         Current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H.15), may also be used. Also, current rate information on municipal debt obligations of various durations, as reported daily by The Bond Buyer, may also be used. The Bond Buyer is published daily and is an industry-accepted source for current municipal bond market information.

         The total return performance for each Class will reflect the appreciation or depreciation of principal, reinvestment of income and any capital gains distributions paid during any indicated period, and, in the case of Class A Shares, the impact of the maximum front-end sales charge, if any, paid on the illustrated investment amount, annualized. Performance of Class A Shares may also be shown without reflecting the impact of any front-end sales charge. Performance of Class B Shares and Class C Shares will be calculated with both the applicable CDSC included and excluded. The results will not reflect any income taxes, if applicable, payable by shareholders on the reinvested distributions included in the calculations. The net asset values of the Funds fluctuate so shares, when redeemed, may be worth more or less than the original investment, and past performance should not be considered a guarantee of future results.

         The following tables, for purposes of illustration only, reflect the cumulative total return performance for each Class of each Fund through August 31, 1996. Comparative information on the Consumer Price Index is also included.

                             Cumulative Total Return
                                   USA A Class
                                                                       Consumer
                                              Class A Shares             Price
                                                (at Offer)             Index(3)

             3 months ended 8/31/96              (4.38%)                 0.45%

             6 months ended 8/31/96              (6.70%)(2)              1.55%

             9 months ended 8/31/96              (6.12%)                 2.41%

             1 year ended 8/31/96                (2.91%)                 2.88%

             3 years ended 8/31/96                5.16%                  8.63%

             5 years ended 8/31/96               31.37%                 15.15%

             10 years ended 8/31/96              91.10%                 43.40%

             Period 1/11/84(1)
             through 8/31/96                    199.13%                 55.26%

(1)      Date of initial public offering.

(2) For the six months ended August 31, 1996, the cumulative total return at NAV for USA A Class was (2.01%).

(3)      Source--U.S. Department of Labor.

                             Cumulative Total Return
                                   USA B Class

                                      Class B Shares  Class B Shares
                                        (Including     (Excluding      Consumer
                                         Deferred       Deferred        Price
                                       Sales Charge)  Sales Charge)    Index(2)

             3 months ended 8/31/96      (3.79%)          0.16%          0.45%

             6 months ended 8/31/96      (6.21%)         (2.41%)         1.55%

             9 months ended 8/31/96      (5.80%)         (2.03%)         2.41%

             1 year ended 8/31/96        (2.72%)          1.11%          2.88%

             Period 5/2/94(1)
             through 8/31/96              5.73%           8.60%          6.72%

(1)          Date of initial public offering.

(2)          Source--U.S. Department of Labor.

                             Cumulative Total Return
                                   USA C Class

                                      Class C Shares  Class C Shares
                                        (Including     (Excluding      Consumer
                                         Deferred       Deferred        Price
                                       Sales Charge)   Sales Charge)   Index(2)

             3 months ended 8/31/96      (0.83%)          0.16%          0.45%

             6 months ended 8/31/96      (3.36%)         (2.41%)         1.55%

             Period 11/29/95(1)
             through 8/31/96             (2.38%)         (1.44%)         2.41%

(1) Date of initial public offering; total return for this short of a time period may not be representative of longer term results.

(2)      Source--U.S. Department of Labor.

                             Cumulative Total Return
                                 Insured A Class
                                                                       Consumer
                                            Class A Shares               Price
                                              (at Offer)                Index(3)

             3 months ended 8/31/96            (4.22%)                   0.45%

             6 months ended 8/31/96            (6.05%)(2)                1.55%

             9 months ended 8/31/96            (4.83%)                   2.41%

             1 year ended 8/31/96              (1.05%)                   2.88%

             3 years ended 8/31/96              5.79%                    8.63%

             5 years ended 8/31/96             27.69%                   15.15%

             10 years ended 8/31/96            82.21%                   43.40%

             Period 3/25/85(1)
             through 8/31/96                  128.89%                   47.81%

(1)      Date of initial public offering.

(2) For the six months ended August 31, 1996, the cumulative total return at NAV for Insured A Class was (1.40%).

(3)      Source--U.S. Department of Labor.

                             Cumulative Total Return
                                 Insured B Class

                                      Class B Shares  Class B Shares
                                        (Including      (Excluding     Consumer
                                         Deferred        Deferred        Price
                                       Sales Charge)   Sales Charge)   Index(2)

             3 months ended 8/31/96       (3.58%)          0.40%        0.45%

             6 months ended 8/31/96       (5.64%)         (1.79%)       1.55%

             9 months ended 8/31/96       (4.56%)         (0.72%)       2.41%

             1 year ended 8/31/96         (0.88%)          3.05%        2.88%

             Period 5/2/94(1)
             through 8/31/96               7.80%          10.76%        6.72%

(1)      Date of initial public offering.

(2)      Source--U.S. Department of Labor.

                             Cumulative Total Return
                                 Insured C Class

                                      Class C Shares  Class C Shares
                                        (Including      (Excluding     Consumer
                                         Deferred        Deferred        Price
                                       Sales Charge    Sales Charge)   Index(2)

             3 months ended 8/31/96       (0.60%)          0.40%        0.45%

             6 months ended 8/31/96       (2.75%)         (1.79%)       1.55%

             Period 11/29/95(1)
             through 8/31/96              (0.95%)          0.01%        2.41%

(1) Date of initial public offering; total return for this short of a time period may not be representative of longer term results.

(2)      Source--U.S. Department of Labor.

                             Cumulative Total Return
                             Intermediate A Class(1)
                                                                       Consumer
                                            Class A Shares               Price
                                             (at Offer)                Index(3)

             3 months ended 8/31/96           (1.42%)                    0.45%

             6 months ended 8/31/96           (1.95%)(2)                 1.55%

             9 months ended 8/31/96           (1.12%)                    2.41%

             1 year ended 8/31/96              1.40%                     2.88%

             3 years ended 8/31/96            10.14%                     8.63%

             Period 1/7/93(4)
             to 8/31/96                       20.87%                    10.85%

(1) The Manager elected to waive voluntarily the portion of its annual compensation payable under its Investment Management Agreement with the Intermediate Fund to limit operating expenses of the Fund to .25% (including 12b-1 expenses). That waiver was modified effective May 2, 1994 to limit operating expenses to .10%, exclusive of 12b-1 expenses, through December 31, 1996. In the absence of such voluntary waiver, performance would have been affected negatively.

(2) For the six months ended August 31, 1996, the cumulative total return at NAV for Intermediate A Class was 1.05%.

(3)      Source--U.S. Department of Labor.

(4)      Date of initial public offering.

                             Cumulative Total Return
                             Intermediate B Class(1)

                                      Class B Shares  Class B Shares
                                        (Including      (Excluding     Consumer
                                         Deferred        Deferred        Price
                                       Sales Charge)   Sales Charge)   Index(2)

             3 months ended 8/31/96       (0.57%)         1.44%         0.45%

             6 months ended 8/31/96        0.62%         (1.35%)        1.55%

             9 months ended 8/31/96       (0.63%)         1.33%         2.41%

             1 year ended 8/31/96          1.65%          3.63%         2.88%

             Period 5/2/94(3)
             through 8/31/96              10.89%         11.89%         6.72%

(1) The Manager elected to waive voluntarily the portion of its annual compensation payable under its Investment Management Agreement with the Intermediate Fund to limit operating expenses of the Fund to .10%, exclusive of 12b-1 expenses, from the commencement of the public offering of the Class through December 31, 1996. In the absence of such voluntary waiver, performance would have been affected negatively.

(2)      Source--U.S. Department of Labor.

(3)      Date of initial public offering.

                             Cumulative Total Return
                             Intermediate C Class(1)

                                      Class C Shares  Class C Shares
                                        (Including      (Excluding     Consumer
                                         Deferred        Deferred       Price
                                       Sales Charge)   Sales Charge)   Index(2)

             3 months ended 8/31/96        0.44%          1.44%         0.45%

             6 months ended 8/31/96       (0.37%)         0.62%         1.55%

             Period 11/29/95(3)
             through 8/31/96               0.86%          1.84%         2.41%

(1) The Manager elected to waive voluntarily the portion of its annual compensation payable under its Investment Management Agreement with the Intermediate Fund to limit operating expenses of the Fund to .10%, exclusive of 12b-1 expenses, from the commencement of the public offering of the Class through December 31, 1996. In the absence of such voluntary waiver, performance would have been affected negatively.

(2)      Source--U.S. Department of Labor.

(3) Date of initial public offering; total return for this short of a time period may not be representative of longer term results.

         Because every investor's goals and risk threshold are different, the Distributor, as distributor for Tax-Free Funds, Inc. and other mutual funds in the Delaware Group, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry- accepted principles of prudent and responsible financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the Manager's overriding investment philosophy and how that philosophy impacts the Funds', and other Delaware Group funds', investment disciplines employed in seeking their objectives. The Distributor may also from time to time cite general or specific information about the institutional clients of the Manager, including the number of such clients serviced by the Manager.

Dollar-Cost Averaging
         For many people, deciding when to invest can be a difficult decision. Security prices tend to move up and down over various market cycles and logic says to invest when prices are low. However, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.

       Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. You also should consider your financial ability to continue to purchase shares during periods of low fund share prices. Delaware Group offers three services -- Automatic Investing Plan, Direct Deposit Purchase Plan and the Wealth Builder Option -- that can help to keep your regular investment program on track. See Investing by Electronic Fund Transfer - Direct Deposit Purchase Plan and Automatic Investing Plan under Investment Plans and Wealth Builder Option under Investment Plans for a complete description of these services, including restrictions or limitations.

         The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share over a period of time will be lower than the average price per share for the same time period.

                                                                   Number
                               Investment        Price Per       of Shares
                                 Amount            Share         Purchased

              Month 1             $100             $10.00           10
              Month 2             $100             $12.50            8
              Month 3             $100             $ 5.00           20
              Month 4             $100             $10.00           10
              _____________________________________________________________
                                  $400             $37.50           48

         Total Amount Invested:  $400
         Total Number of Shares Purchased:  48
         Average Price Per Share:  $9.38 ($37.50/4)
         Average Cost Per Share:  $8.33 ($400/48 shares)

         This example is for illustration purposes only. It is not intended to represent the actual performance of the Funds.

THE POWER OF COMPOUNDING
         When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding and the following chart illustrates just how powerful it can be.

COMPOUNDED RETURNS
         Results of various assumed fixed rates of return on a $10,000 investment compounded monthly tax-free for 10 years:

                    4% Rate of Return    6% Rate of Return    8% Rate of Return
                    -----------------    -----------------    -----------------

          1 Year         $10,407             $10,617               $10,830
          2 Years        $10,831             $11,272               $11,729
          3 Years        $11,273             $11,967               $12,702
          4 Years        $11,732             $12,705               $13,757
          5 Years        $12,210             $13,488               $14,898
          6 Years        $12,707             $14,320               $16,135
          7 Years        $13,225             $15,203               $17,474
          8 Years        $13,764             $16,141               $18,924
          9 Years        $14,325             $17,137               $20,495
         10 Years        $14,908             $18,194               $22,196

         These figures are calculated assuming a fixed constant investment return and assume no fluctuation in the value of principal. These figures, which do not reflect payment of any sales charges, are not intended to be a projection of investment results and do not reflect the actual performance results of any of the Classes.
                                      -32-

TRADING PRACTICES AND BROKERAGE

         Banks, brokers or dealers are selected to execute transactions on behalf of a Fund for the purchase or sale of portfolio securities on the basis of the Manager's judgment of their professional capability to provide the service. The primary consideration is to have banks, brokers or dealers execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. In nearly all instances, trades are made on a net basis where a Fund either buys the securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, the Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Fund pays a minimal share transaction cost when the transaction presents no difficulty.

         During the fiscal years ended August 31, 1994, 1995 and 1996, no brokerage commissions were paid by the Funds.

         The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

         During the fiscal year ended August 31, 1996, there were no portfolio transactions of any Fund resulting in brokerage commissions directed to brokers for brokerage and research services.

         As provided in the Securities Exchange Act of 1934 and the Investment Management Agreement for each Fund, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Funds believe that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to the Funds and to other funds in the Delaware Group. Subject to best price and execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

         The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Board of Directors that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. (the "NASD"), and subject to seeking best price and execution, the Manager may place orders with broker/dealers that have agreed to defray certain Fund expenses such as custodian fees, and may, at the request of the Distributor, give consideration to sales of Fund shares as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.

Portfolio Turnover
         Tax-Free Fund, Inc. anticipates that each Fund's portfolio turnover rate will generally be less than 100%. However, Tax-Free Fund, Inc. will not attempt to achieve or be limited to a predetermined rate of portfolio turnover for a Fund, such a turnover always being incidental to transactions undertaken with a view to achieving each Fund's investment objective in relation to anticipated movements in the general level of interest rates. In investing for liberal current income, a Fund may hold securities for any period of time, subject to complying with the Internal Revenue Code and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the investment objective. To that extent, the Fund may realize gains or losses. See Taxes. The turnover rate also may be affected by cash requirements for redemptions and repurchases of Fund shares.

         The portfolio turnover rate of each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less.

         The portfolio turnover rates for each Fund for the past two fiscal years were as follows:

                                                      August 31,
                                               1996              1995

             USA Fund                           42%               27%
             Insured Fund                       45%               68%
             Intermediate Fund                  15%               63%

PURCHASING SHARES

         The Distributor serves as the national distributor for each Fund's shares and has agreed to use its best efforts to sell shares of each Fund. See the Prospectus for additional information on how to invest. Shares of each Fund are offered on a continuous basis and may be purchased through authorized investment dealers or directly by contacting Tax-Free Fund, Inc. or the Distributor.

         The minimum initial investment generally is $1,000 for each Class of each Fund. Subsequent purchases generally must be at least $100. The initial and subsequent minimum investments for Class A Shares will be waived for purchases by officers, directors and employees of any Delaware Group fund, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Delaware Group Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner Strategy selected.

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. Tax-Free Fund, Inc. will reject any purchase order of more than $250,000 of Class B Shares and $1,000,000 or more for Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more of Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

         Selling dealers have the responsibility of transmitting orders promptly. Tax-Free Fund, Inc. reserves the right to reject any order for the purchase of a Fund's shares if in the opinion of management such rejection is in such Fund's best interest.

         The NASD has adopted Rules of Fair Practice relating to investment company sales charges. Tax- Free Fund, Inc. and the Distributor intend to operate in compliance with these rules.

         Shares of USA A Class and Insured A Class are purchased at the offering price which reflects a maximum front-end sales charge of 4.75%. Shares of Intermediate A Class are also purchased at the offering price which reflects a maximum front-end sales charge of 3.00%. Lower sales charges apply for larger purchases. See the tables below. Class A Shares are also subject to annual 12b-1 Plan expenses. See Determining Offering Price and Net Asset Value and Plans Under Rule 12b-1.

         Shares of USA B Class and Insured B Class are purchased at net asset value and are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Shares of USA B Class and Insured B Class are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against Class B Shares for approximately eight years after purchase. Shares of Intermediate B Class are purchased at net asset value and are subject to a CDSC of: (i) 2% if shares are redeemed within two years of purchase; and (ii) 1% if shares are redeemed during the third year following purchase. Such shares are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against the Class B Shares for approximately five years after purchase. See Automatic Conversion of Class B Shares under Classes of Shares in the Prospectus.

         Class C Shares of each Fund are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual 12b- 1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.

         See Determining Offering Price and Net Asset Value and Plans Under Rule 12b-1 in this Part B.

         Certificates representing shares purchased are not ordinarily issued unless a shareholder submits a specific request with respect to Class A Shares. Certificates are not issued in the case of Class B Shares or Class C Shares. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing shares purchased by sending a letter to the Transfer Agent requesting the certificate. No charge is assessed by Tax-Free Fund, Inc. for any certificate issued. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements
         The alternative purchase arrangements of Class A, Class B and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of .30% of the average daily net assets of Class A Shares (currently, no more than .15% of the average daily net assets of Intermediate A Class), or to purchase either Class B Shares or Class C Shares and have the entire initial purchase amount invested in a Fund with the investment thereafter subject to a CDSC and annual 12b-1 expenses. Shares of USA B Class and Insured B Class are subject to a CDSC if the shares are redeemed within six years of purchase. Shares of Intermediate B Class are subject to a CDSC if the shares are redeemed within three years of purchase. Class C Shares of each Fund are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class B and Class C Shares are each subject to annual 12b-1 Plan expenses of 1% (.25% of which are service fees to be paid to the Distributor, dealers and others, for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Shares of USA B Class and Insured B Class will automatically convert to Class A Shares of the respective Fund at the end of approximately eight years after purchase and shares of Intermediate B Class will automatically convert to the Class A Shares of this Fund at the end of approximately five years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of .30% of average daily net assets of such shares. Unlike Class B Shares, Class C Shares do not convert to another class.

Class A Shares
         Purchases of $100,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the accompanying table, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Special Purchase Features - Class A Shares, below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

_____________________________________________________________________________________________

                            USA Fund and Insured Fund
                                 Class A Shares
_____________________________________________________________________________________________
                                                                              Dealer's
                                Front-End Sales Charge as % of              Commission***
    Amount of Purchase            Offering          Amount                    as % of
                                   Price          Invested**              Offering Price
_____________________________________________________________________________________________
                                                     USA        Insured
                                                    Fund         Fund

Less than $100,000                4.75%             5.02%        4.97%        4.00%

$100,000 but under $250,000       3.75              3.89         3.86         3.00

$250,000 but under $500,000       2.50              2.59         2.57         2.00

$500,000 but under $1,000,000*    2.00              2.08         2.02         1.60
_____________________________________________________________________________________________

_____________________________________________________________________________________________

                                Intermediate Fund
                                 Class A Shares
_____________________________________________________________________________________________
                                                                     Dealer's
                                Front-End Sales Charge as % of     Commission***
    Amount of Purchase            Offering          Amount           as % of
                                   Price          Invested**      Offering Price
_____________________________________________________________________________________________

Less than $100,000               3.00%              3.10%              2.50%

$100,000 but under $250,000      2.50               2.52               2.00

$250,000 but under $500,000      2.00               2.03               1.60

$500,000 but under $1,000,000*   1.50               1.55               1.20
_____________________________________________________________________________________________

 * There is no front-end sales charge on purchases of Class A Shares of $1 million or more but, under certain limited circumstances, a 1% contingent deferred sales charge may apply upon redemption of such shares. The contingent deferred sales charge ("Limited CDSC") that may be applicable arises only in the case of certain shares that were purchased at net asset value and triggered the payment of a dealer's commission.

** Based on the net asset value per share of the respective Class A Shares as of the end of Tax-Free Fund, Inc.'s most recent fiscal year.

*** Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.
________________________________________________________________________________

         A Fund must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by a Fund. Such reduced front-end sales charges are not retroactive.

         From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of front-end sales charge shown above. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.
________________________________________________________________________________

       Certain dealers who enter into an agreement to provide extra training and information on Delaware Group products and services and who increase sales of Delaware Group funds may receive an additional commission of up to .15% of the offering price in connection with the sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws.

Dealer's Commission
         For initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are effected in accordance with the following schedules:

                         USA A Class and Insured A Class

                                                        Dealer's Commission
                                                        -------------------
                                                        (as a percentage of
           Amount of Purchase                            amount purchased)
           ------------------
           Up to $2 million                                    1.00%
           Next $1 million up to $3 million                     .75
           Next $2 million up to $5 million                     .50
           Amount over $5 million                               .25

                              Intermediate A Class

                                                        Dealer's Commission
                                                        -------------------
                                                        (as a percentage of
           Amount of Purchase                            amount purchased)
           ------------------
           Up to $3 million                                     .60%
           Next $2 million up to $5 million                     .40
           Amount over $5 million                               .20

         In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Group funds as to which a Limited CDSC (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Prospectus) applies may be aggregated with those of Class A Shares of a Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

         An exchange from other Delaware Group funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         Class B and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within prescribed periods after purchase may be subject to a CDSC imposed at the rates and within the time periods set forth below, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemption of shares acquired through the reinvestment of dividends or capital gains distributions. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares under Redemption and Exchange in the Prospectus for a list of the instances in which the CDSC is waived.

         The following table sets forth the rates of the CDSC for USA B Class and Insured B Class:

                         USA B Class and Insured B Class

                                                        Contingent Deferred
                                                            Sales Charge
                                                        (as a Percentage of
                                                            Dollar Amount
            Year After Purchase Made                     Subject to Charge)
            ------------------------                     ------------------

                0-2                                             4%
                3-4                                             3%
                5                                               2%
                6                                               1%
                7 and thereafter                                None

During the seventh year after purchase, and thereafter, until converted automatically into Class A Shares of the corresponding Fund, USA B Class and Insured B Class will still be subject to the annual 12b-1 Plan expenses of up to 1% of the average daily net assets of the relevant Class B Shares. At the end of approximately eight years after purchase, the investor's USA B Class and Insured B Class will be automatically converted into Class A Shares of the same Fund. See Automatic Conversion of Class B Shares under Classes of Shares in the Classes' Prospectus. Such conversion will constitute a tax-free exchange for federal income tax purposes. See Taxes in the Prospectus for the Classes.

         The following table sets forth the rates of the CDSC for Intermediate B
Class:

                              Intermediate B Class

                                                        Contingent Deferred
                                                            Sales Charge
                                                        (as a Percentage of
                                                           Dollar Amount
           Year After Purchase Made                      Subject to Charge)
           ------------------------                      ------------------

                0-2                                              2%
                3                                                1%
                4 and thereafter                                 None

During the fourth year after purchase, and thereafter, until converted automatically into Class A Shares of Intermediate Fund, Class B Shares of this Fund will still be subject to annual 12b-1 Plan expenses of up to 1% of the average daily net assets of those shares. At the end of approximately five years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares of Intermediate Fund. See Automatic Conversion of Class B Shares under Classes of Shares in the Classes' Prospectus. Such conversion will constitute a tax-free exchange for federal income tax purposes. See Taxes in the Prospectus for the Classes.

Plans Under Rule 12b-1
         Pursuant to Rule 12b-1 under the 1940 Act, Tax-Free Fund, Inc. has adopted a separate plan for each of the Class A Shares, Class B Shares and Class C Shares of each Fund (the "Plans"). Each Plan permits the relevant Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the Class to which the Plan applies.

         The Plans permit a Fund, pursuant to its Distribution Agreement, to pay out of the assets of the respective Class A Shares, Class B Shares and Class C Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of the shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into agreements with the Distributor. The Plan expenses relating to the Class B and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

         In addition, each Fund may make payments out of the assets of the respective Class A, Class B and Class C Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such Classes.

         The maximum aggregate fee payable by a Fund under its Plans, and each Fund's Distribution Agreement, is on an annual basis, up to .30% of average daily net assets of the Class A Shares, and up to 1% (.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and Class C Shares' average daily net assets for the year. Tax-Free Fund, Inc.'s Board of Directors may reduce these amounts at any time. The Distributor has agreed to waive these distribution fees to the extent such fee for any day exceeds the net investment income realized by the Classes for such day.

         Effective June 1, 1992, the Board of Directors has determined that the annual fee, payable on a monthly basis, under the separate Plans relating to USA A Class and Insured A Class, will be equal to the sum of: (i) the amount obtained by multiplying .30% by the average daily net assets represented by the Class A Shares of the Fund that were acquired by shareholders on or after June 1, 1992; and (ii) the amount obtained by multiplying .10% by the average daily net assets represented by the Class A Shares of the Fund that were acquired before June 1, 1992. While this is the method for calculating the 12b-1 expenses to be paid by the USA A Class and Insured A Class, the fee is a Class A Shares' expense so that all shareholders of the Class A Shares of each such Fund regardless of when they purchased their shares will bear 12b-1 expenses at the same rate. As Class A Shares of such Funds are sold on or after June 1, 1992, the initial rate of at least .10% will increase over time. Thus, as the proportion of Class A Shares purchased on or after June 1, 1992 to Class A Shares outstanding prior to June 1, 1992 increases, the expenses attributable to payments under the Plans will also increase (but will not exceed .30% of average daily net assets). In addition, on September 17, 1992, the Board of Directors set the fee for Intermediate A Class at .15% of average daily net assets. While this describes the current basis for calculating the fees which will be payable under the Plans with respect to USA A Class, Insured A Class and Intermediate A Class, such Plans permit a full .30% on all Class A Shares' assets to be paid at any time following appropriate Board approval.

         All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A, Class B and Class C Shares would be borne by such persons without any reimbursement from such Classes. Subject to seeking best price and execution, a Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

         From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

         The Plans and the Distribution Agreements, as amended, have been approved by the Board of Directors of Tax Free Fund, Inc., including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of Tax Free Fund, Inc. and who have no direct or indirect financial interest in the Plans, by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreements. Continuation of the Plans and the Distribution Agreements, as amended, must be approved annually by the Board of Directors in the same manner as specified above.

         Each year, the directors must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, Class A Shares, Class B Shares and Class C Shares of each Fund and that there is a reasonable likelihood of the Plan relating to a Class providing a benefit to that Class. The Plans and the Distribution Agreements, as amended, may be terminated with respect to a Class at any time without penalty by a majority of those directors who are not "interested persons" or by a majority vote of the relevant Class' outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Class' outstanding voting securities, as well as by a majority vote of those directors who are not "interested persons." With respect to each Class A Shares' Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of the respective Class B Shares. Also, any other material amendment to the Plans must be approved by a majority vote of the directors including a majority of the noninterested directors of Tax-Free Fund, Inc. having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of directors who are not "interested persons" of Tax-Free Fund, Inc. must be effected by the directors who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Directors for their review.

         For the fiscal year ended August 31, 1996, payments from the USA A Class and USA B Class amounted to $1,482,790 and $246,417, respectively. For the period November 29, 1995 (date of initial public offering) through August 31, 1996, payments from the Intermediate Fund C Class amounted to $2,953. Such amounts were used for the following purposes:

                                   USA A Class     USA B Class     USA C Class
                                   -----------     -----------     -----------
Advertising                              $887            ---            ---
Annual/Semi-Annual Reports            $25,592            ---            ---
Broker Trails                      $1,180,433        $62,011            ---
Broker Sales Charges                      ---        $77,270         $2,520
Dealer Service Expenses                $9,982            ---            ---
Interest on Broker Sales Charges          ---        $95,220           $189
Commissions to Wholesalers            $76,074        $10,308             $6
Promotional-Broker Meetings           $35,278         $1,313             $2
Promotional-Other                     $36,075            ---            ---
Prospectus Printing                   $24,768           $295            ---
Telephone                             $15,114            ---             $1
Wholesaler Expenses                   $78,587            ---           $235
Other                                     ---            ---            ---

         For the fiscal year ended August 31, 1996, payments from the Insured A Class and Insured B Class amounted to $168,281 and $31,149, respectively. For the period November 29, 1995 (date of initial public offering) through August 31, 1996, payments from the Insured Fund C Class amounted to $412.
Such amounts were used for the following purposes:

                               Insured A Class  Insured B Class  Insured C Class
                               ---------------  ---------------  ---------------
Advertising                            $284           $263            ---
Annual/Semi-Annual Reports           $2,979            ---            ---
Broker Trails                      $133,102         $7,566            ---
Broker Sales Charges                    ---         $9,063           $383
Dealer Service Expenses              $1,477           $122            ---
Interest on Broker Sales Cha            ---        $12,740            $29
Commissions to Wholesalers           $8,140         $1,114            ---
Promotional-Broker Meetings          $2,900           $161            ---
Promotional-Other                   $10,934            ---            ---
Prospectus Printing                  $4,097            $53            ---
Telephone                              $878            $26            ---
Wholesaler Expenses                  $3,490            $41            ---
Other                                   ---            ---            ---

      For the fiscal year ended August 31, 1996, payments from the Intermediate A Class and Intermediate B Class amounted to $31,627 and $12,768, respectively. For the period November 29, 1995 (date of initial public offering) through August 31, 1996, payments from the Intermediate Fund C Class amounted to $920. Such amounts were used for the following purposes:

                                         Intermediate A Class        Intermediate B Class       Intermediate C Class

Advertising                                        $33                        $405                       ---
Annual/Semi-Annual Reports                        $699                         ---                       ---
Broker Trails                                  $28,707                      $1,732                       ---
Broker Sales Charges                               ---                      $6,475                      $812
Dealer Service Expenses                            ---                         $68                        $3
Interest on Broker Sales Charges                   ---                      $2,463                       $75
Commissions to Wholesalers                        $171                      $1,033                        $3
Promotional-Broker Meetings                       $231                         $84                        $2
Promotional-Other                               $1,562                         ---                       ---
Prospectus Printing                               $222                         ---                       ---
Telephone                                          ---                         $31                       ---
Wholesaler Expenses                                ---                        $477                        $5
Other                                               $2                         ---                       $20

         The staff of the Securities and Exchange Commission ("SEC") has proposed amendments to Rule 12b-1 and other related regulations that could impact Rule 12b-1 Distribution Plans. Tax-Free Fund, Inc. intends to amend the Plans, if necessary, to comply with any new rules or regulations the SEC may adopt with respect to Rule 12b-1.

Other Payments to Dealers - Class A, Class B and Class C Shares
         From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of the Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to .25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Group of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares.

         Payments to dealers made in connection with seminars, conferences or contests relating to the promotion of fund shares may be in an amount up to 100% of the expenses incurred or awards made. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of Delaware Group fund shares.

Special Purchase Features - Class A Shares

Buying Class A Shares at Net Asset Value
         Class A Shares may be reinvested without a front-end sales charge under the Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.

         Current and former officers, directors and employees of Tax-Free Fund, Inc., any other fund in the Delaware Group, the Manager or any of the Manager's current affiliates and those that may in the future be created, legal counsel to the funds and registered representatives, and employees of broker/dealers who have entered into Dealer's Agreements with the Distributor may purchase Class A Shares and shares of any of the funds in the Delaware Group, including any fund that may be created at net asset value. Family members (regardless of age) of such persons at their direction, and any employee benefit plan established by any of the foregoing funds, corporations, counsel or broker/dealers may also purchase shares at net asset value. Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value 12 months of a change of the registered representative's employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of the Delaware Group funds. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Such purchasers are required to sign a letter stating that the purchase is for investment only and that the securities may not be resold except to the issuer. Such purchasers may also be required to sign or deliver such other documents as Tax-Free Fund, Inc. may reasonably require to establish eligibility for purchase at net asset value.

         Tax-Free Fund, Inc. must be notified in advance that the trade qualifies for purchase at net asset value.

Letter of Intention
         The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made by any such purchaser previously enumerated within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or Tax-Free Fund, Inc., which provides for the holding in escrow by the Transfer Agent, of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all their shares of the Funds and of any class of any of the other mutual funds in the Delaware Group (except shares of any Delaware Group fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Group fund which carried a front-end sales charge, CDSC or Limited
CDSC) previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter.

Combined Purchases Privilege
         In determining the availability of the reduced front-end sales charge previously set forth with respect to Class A Shares, purchasers may combine the total amount of any combination of the Class A Shares, Class B Shares and/or Class C Shares of the Funds, as well as any other class of any of the other Delaware Group funds (except shares of any Delaware Group fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Group fund which carried a front-end sales charge, CDSC or Limited CDSC).

         The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation
         In determining the availability of the reduced front-end sales charge with respect to Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of a Fund, as well as shares of any other class of any of the other Delaware Group funds which offer such classes (except shares of any Delaware Group fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Group fund which carried a front-end sales charge, CDSC or Limited
CDSC). Using USA A Class and Insured A Class as an example, if any such purchaser has previously purchased and still holds shares of USA A Class or Insured A Class and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $60,000 at offering price of additional shares of USA A Class or Insured A Class, the charge applicable to the $60,000 purchase would be 3.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.

12-Month Reinvestment Privilege
         Holders of Class A Shares of a Fund who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in Class A Shares of that Fund or in Class A Shares of any of the other funds in the Delaware Group, subject to applicable eligibility and minimum purchase requirements, in states where shares of such other funds may be sold, at net asset value without the payment of a front-end sales charge. This privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Group offered without a front-end sales charge, will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of either Class B Shares or Class C Shares.

         Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. A redemption and reinvestment could have income tax consequences. It is recommended that a tax adviser be consulted with respect to such transactions. Any reinvestment directed to a fund in which the investor does not then have an account, will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Investors should consult their financial advisers or the Transfer Agent, which also serves as the Funds' shareholder servicing agent, about the applicability of the Limited CDSC (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Prospectus) in connection with the features described above.

INVESTMENT PLANS

Reinvestment Plan/Open Account
         Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Classes in which an investor has an account (based on the net asset value of that Fund in effect on the reinvestment date) and will be credited to the shareholder's account on that date. Confirmations of each dividend payment from net investment income will be mailed to shareholders monthly. A confirmation of each distribution from realized securities profits, if any, will be mailed to shareholders in the first quarter of the fiscal year.

         Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the specific Fund and Class in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectus and this Part B, are made for Class A Shares at the public offering price and for Class B Shares and Class C Shares at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Delaware Group Funds
         Subject to applicable eligibility and minimum initial purchase requirements, and the limitations set forth below, holders of Class A, Class B and Class C Shares may automatically reinvest dividends and/or distributions from a Fund in any of the other mutual funds in the Delaware Group, including the Funds, in states where their shares may be sold. Such investments will be made at net asset value per share at the close of business on the reinvestment date without any front-end sales charge or service fee. Nor will such investments be subject to a CDSC or Limited CDSC. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses. See also Additional Methods of Adding to Your Investment Dividend Reinvestment Plan under How to Buy Shares in the Prospectus.

         Subject to the following limitations, dividends and/or distributions from other funds in the Delaware Group may be invested in shares of the Funds at net asset value, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares. Dividends from Class B Shares may only be directed to other Class B Shares, and dividends from Class C Shares may only be directed to other Class C Shares. See Appendix C - Classes Offered in the Prospectus for the funds in the Delaware Group that are eligible for investment by holders of Fund shares.

Investing by Electronic Fund Transfer
         Direct Deposit Purchase Plan--Investors may arrange for the Fund to accept for investment in Class A, Class B or Class C Shares, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

         Automatic Investing Plan--Shareholders of Class A, Class B and Class C Shares may make automatic investments by authorizing, in advance, monthly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date, although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

                                      * * *

         Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such Plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

         Payments to a Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, a Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

Direct Deposit Purchases by Mail
         Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. A Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact Tax-Free Fund, Inc. for proper instructions.

Wealth Builder Option
         Shareholders can use the Wealth Builder Option to invest in a Class through regular liquidations of shares in their accounts in other mutual funds in the Delaware Group. Shareholders of each Class may also elect to invest in one or more of the other mutual funds in the Delaware Group through our Wealth Builder Option. See Wealth Builder Option and Redemption and Exchange in the Prospectus.

         Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Group, subject to the conditions and limitations set forth in the Prospectus. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

         Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Exchange Privilege for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation at any time by written notice to their Fund.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

         Orders for purchases of Class A Shares are effected at the offering price next calculated by the Fund in which shares are being purchased after receipt of the order by the Fund or its agent. Orders for purchases of Class B Shares and Class C Shares of each Fund are effected at the net asset value per share next calculated by the Fund in which shares are being purchased after receipt of the order by the Fund or its agent. Selling dealers have the responsibility of transmitting orders promptly.

         The offering price of Class A Shares consists of the net asset value per share, plus any applicable front-end sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m, Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Fund will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

         An example showing how to calculate the net asset value per share and, in the case of the Class A Shares, the offering price per share, is included in the Funds' financial statements which are incorporated by reference into this Part B.

         Each Fund's net asset value per share is computed by adding the value of all securities and other assets in the portfolio of that Fund, deducting any liabilities of the Fund and dividing by the number of Fund shares outstanding. In determining a Fund's total net assets, portfolio securities are valued at fair value, using methods determined in good faith by the Board of Directors. This method utilizes the services of an independent pricing organization which employs a combination of methods including, among others, the obtaining of market valuations from dealers who make markets and deal in such securities, and by comparing valuations with those of other comparable securities in a matrix of such securities. A pricing service's activities and results are reviewed by the officers of the Fund. In addition, money market instruments having a maturity of less than 60 days are valued at amortized cost. Expenses and fees of each Fund are accrued daily.

         Each Class of a Fund will bear, pro-rata, all of the common expenses of the relevant Fund. The net asset values of all outstanding shares of each Class of each Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in such Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in such Fund represented by the value of shares of such Classes, except that the Class A, Class B and Class C Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that would be allocable to each Class, the dividends paid to each Class of a Fund may vary. However, the net asset value per share of each Class of a Fund is expected to be equivalent.

REDEMPTION AND REPURCHASE

         Any shareholder may require his or her Fund to redeem shares by sending a written request, signed by the record owner or owners exactly as the shares are registered, to the Fund at 1818 Market Street, Philadelphia, PA 19103. In addition, certain expedited redemption methods described below are available when stock certificates have not been issued. Certificates are issued for Class A Shares only if a shareholder specifically requests them. Certificates are not issued for Class B Shares or Class C Shares. If stock certificates have been issued for shares being redeemed, they must accompany the written request. For redemptions of $50,000 or less paid to the shareholder at the address of record, the request must be signed by all owners of the shares or the investment dealer or record, but a signature guarantee is not required. When the redemption is for more than $50,000, or if payment is made to someone else or to another address, signatures of all record owners and a signature guarantee are required. Each signature guarantee must be supplied by an eligible guarantor institution. Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may request further documentation from corporations, retirement plans, executors, administrators, trustees or guardians.

         In addition to redemption of Fund shares, the Distributor, acting as agent of the Funds, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by the respective Fund or its agent less any applicable CDSC or Limited CDSC. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Fund and the Distributor end their business days at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.

         Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to any applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

         Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Prospectus. Shares of the USA B Class and Insured B Class are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Shares of the Intermediate B Class are subject to a CDSC of 2% during the first two years of purchase and 1% during the third year of purchase. Class C Shares of each Fund are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Classes of Shares in the Prospectus. Except for the applicable CDSC or Limited CDSC, and with respect to the expedited payment by wire for which there is currently a $7.50 bank wiring cost, there is no fee charged for redemptions or repurchases, but such fees could be charged at any time in the future.

         Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order; provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

         Each Fund will process written or telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. A Fund will honor redemption requests as to shares for which a check was tendered as payment, but a Fund will not mail or wire the proceeds until it is reasonably satisfied that the check has cleared. This potential delay can be avoided by making investments by wiring Federal Funds.

         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund involved will automatically redeem from the shareholder's account the Fund shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Fund or to the Distributor.

         In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for a Fund fairly to value its assets, or in the event that the Securities and Exchange Commission has provided for such suspension for the protection of shareholders, a Fund may postpone payment or suspend the right of redemption or repurchase. In such case, a shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

         Payment for shares redeemed or repurchased may be made in either cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sales by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, Tax-Free Fund, Inc. has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem Fund shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Fund during any 90-day period for any one shareholder.

         The value of a Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to a Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

Small Accounts
         Before a Fund involuntarily redeems shares from an account that, under the circumstances listed in the relevant Prospectus, has remained below the minimum amounts required by the Funds' Prospectus and sends the proceeds to the shareholder, the shareholder will be notified in writing that the value of the shares in the account is less than the minimum required and will be allowed 60 days from the date of notice to make an additional investment to meet the required minimum. See The Conditions of Your Purchase under How to Buy Shares in the Funds' Prospectus. Any redemption in an inactive account established with a minimum investment may trigger mandatory redemption. No CDSC or Limited CDSC will apply to the redemptions described in this paragraph.

                                      * * *

         Each Fund has made available certain redemption privileges, as described below. The Funds reserve the right to suspend or terminate these expedited payment procedures upon 60 days' written notice to shareholders.

Expedited Telephone Redemptions
         Shareholders or their investment dealers of record wishing to redeem an amount of Fund shares of $50,000 or less for which certificates have not been issued may call the Shareholders Service Center at 800-523-1918 prior to the time the offering price and net asset value are determined, as noted above, and have the proceeds mailed to them at the record address. Checks payable to the shareholder(s) of record will normally be mailed the next business day, but no later than seven days, after the receipt of the redemption request. This option is only available to individual, joint and individual fiduciary-type accounts.

         In addition, redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check by calling the phone numbers listed above. An authorization form must have been completed by the shareholder and filed with the Fund before the request is received.

         Payment will be made by wire or check to the bank account designated on the authorization form as follows:

         1. Payment by Wire: Request that Federal Funds be wired to the bank account designated on the authorization form. Redemption proceeds will normally be wired on the next business day following receipt of the redemption request. There is a $7.50 wiring fee (subject to change) charged by CoreStates Bank, N.A. which will be deducted from the withdrawal proceeds each time the shareholder requests a redemption. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account.

         2. Payment by Check: Request a check be mailed to the bank account designated on the authorization form. Redemption proceeds will normally be mailed the next business day, but no later than seven days, after the date of the telephone request. This procedure will take longer than the Payment by Wire option (1 above) because of the extra time necessary for the mailing and clearing of the check after the bank receives it.

         Redemption Requirements: In order to change the name of the bank and the account number it will be necessary to send a written request to the relevant Fund and a signature guarantee may be required. Each signature guarantee must be supplied by an eligible guarantor institution. The Funds reserve the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. To reduce the shareholder's risk of attempted fraudulent use of the telephone redemption procedure, payment will be made only to the bank account designated on the authorization form.

         If expedited payment under these procedures could adversely affect a Fund, the Fund may take up to seven days to pay the shareholder.

         Neither the Funds nor the Funds' Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by shareholders are generally tape recorded. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.

Systematic Withdrawal Plan
         Shareholders of Class A, Class B and Class C Shares who own or purchase $5,000 or more of shares at the offering price or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Funds do not recommend any specific amount of withdrawal. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

         Checks are dated either the 1st or the 15th of the month, as selected by the shareholder, (unless such date falls on a holiday or a weekend) and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional Class A Shares of the paying Fund at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital and the share balance may in time be depleted, particularly in a declining market.

         The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated.

         Withdrawals under this plan made concurrently with the purchase of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in a fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is a participant in one of our retirement plans or is investing in Delaware Group funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. Redemptions of Class B Shares or Class C Shares pursuant to a Systematic Withdrawal Plan may be subject to a CDSC, unless the annual amount selected to be withdrawn is less than 12% of the account balance on the date that the Systematic Withdrawal Plan was established. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares and Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange in the Prospectus. Shareholders should consult their financial advisers to determine whether a Systematic Withdrawal Plan would be suitable for them.

         An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

DIVIDENDS AND REALIZED SECURITIES PROFITS DISTRIBUTIONS

         Tax-Free Fund, Inc. declares a dividend to shareholders of each Fund of that Fund's net investment income on a daily basis. Dividends are declared each day Tax-Free Fund, Inc. is open and cash dividends are paid monthly. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. In determining daily dividends, the amount of net investment income for each Fund will be determined at the time the offering price and net asset value are determined (see Determining Offering Price and Net Asset Value) and shall include investment income accrued by the respective Fund, less the estimated expenses of that Fund incurred since the last determination of net asset value. Gross investment income consists principally of interest accrued and, where applicable, net pro-rata amortization of premiums and discounts since the last determination. The dividend declared, as noted above, will be deducted immediately before the net asset value calculation is made. Net investment income earned on days when the Fund is not open will be declared as a dividend on the next business day.

         Purchases of Fund shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next business day after receipt. However, if a Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received. Investors desiring to guarantee wire payments must have an acceptable financial condition and credit history in the sole discretion of the Fund. Tax-Free Fund, Inc. reserves the right to terminate this option at any time. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

         Each Class will share proportionately in the investment income and expenses of its respective Fund, except that Class A Shares, Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 Plans.

         Dividends are automatically reinvested in additional shares of the paying Fund at net asset value, unless an election to receive dividends in cash has been made. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period, consistent with the payment and mailing schedule described above.

         Any distributions from net realized securities profits will be made annually during the quarter following the close of the fiscal year. Such distributions will be reinvested in shares, unless the shareholder elects to receive them in cash. Tax-Free Fund, Inc. will mail a quarterly statement showing a Class' dividends paid and all the transactions made during the period.

       Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. A Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the United States Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

         Tax-Free Fund, Inc. anticipates that most of each Fund's dividends paid to shareholders will be exempt from federal income taxes.

TAXES

Federal Income Tax Aspects
         Each Fund has qualified, and intends to continue to qualify, as a regulated investment company as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, so as not to be liable for federal income tax to the extent its earnings are distributed. The term "regulated investment company" does not imply the supervision of management or investment practices by any government agency. Each Fund of Tax-Free Fund, Inc. is treated as a single tax entity, and any capital gains and losses for each Fund are calculated separately. Tax-Free Fund, Inc. has no fixed policy with regard to distributions of realized securities profits when such realized securities profits may be offset by capital losses carried forward. Currently, however, Tax-Free Fund, Inc. intends to offset realized securities profits to the extent of capital losses carried forward, if any.

         For the fiscal year ended August 31, 1996, Intermediate Fund had a capital gain of $44,088. At August 31, 1996, the Intermediate Fund had a capital loss carryforward of $1,022,853 which expires as follows: 2002--$399,199 and 2003--$623,654.

         Distributions by a Fund representing net interest received on municipal bonds are considered tax-exempt income and are not includable by shareholders in gross income for federal income tax purposes. Although exempt from regular federal income tax, interest paid on certain types of municipal obligations is deemed to be a preference item under federal tax law and is subject to the federal alternative minimum tax. Distributions by a Fund representing net interest income received by the Fund from certain temporary investments (such as certificates of deposit, commercial paper and obligations of the U.S. government, its agencies and instrumentalities), accretion of market discount on tax-exempt bonds purchased by the Fund after April 30, 1993 and net short-term capital gains realized by the Fund, if any, will be taxable to shareholders as ordinary income and will not qualify for the deduction for dividends received by corporations. Distributions from long-term capital gains realized by a Fund, if any, will be taxable to shareholders as long-term capital gains regardless of the length of time an investor has held such shares, and these gains are currently taxed at long-term capital gains rates. The tax status of dividends and distributions paid to shareholders will not be affected by whether they are paid in cash or in additional shares. The percentage of taxable income at the end of the year will not necessarily bear relationship to the experience over a shorter period of time. Shareholders of a Fund may incur a tax liability for federal, state and local taxes upon the sale or redemption of shares of the Fund. Tax-Free Fund, Inc. has been advised by Counsel that if, under present tax laws, any amounts are paid to the Insured Fund in lieu of interest on tax-exempt bonds pursuant to the various insurance on the portfolio securities, they will be treated as tax-exempt income when distributed to shareholders.

         Section 265 of the Internal Revenue Code provides that interest paid on indebtedness incurred or continued to purchase or carry obligations the interest on which is tax-exempt, and certain expenses associated with tax-exempt income, are not deductible. It is probable that interest on indebtedness incurred or continued to purchase or carry shares of a Fund is not deductible.

         The Funds may not be an appropriate investment for persons who are "substantial users" of facilities financed by "industrial development bonds" or for investors who are "related persons" thereof within the Internal Revenue Code. Persons who are or may be considered "substantial users" should consult their tax advisers in this matter before purchasing shares of a Fund.

       Tax-Free Fund, Inc. intends to use the "average annual" method of allocation in the event a Fund realizes any taxable interest income. Under this approach, the percentage of interest income earned that is deemed to be taxable in any year will be the same for each shareholder who held shares of a Fund at any time during the year.

         Shareholders will be informed annually of the amount and nature of income and capital gains. For fiscal year 1996, all of each Fund's dividends from net income were exempt from federal income tax.

         When Intermediate Fund writes a call or put option, an amount equal to the premium received by it is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. Any such gain or loss is a short-term capital gain or loss for federal income tax purposes. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise of the option.

         The premium paid by Intermediate Fund for the purchase of a put option is recorded in the section of the Fund's Statement of Assets and Liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. If a put option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a capital loss for federal income tax purposes in the amount of the cost of the option. If the Fund sells the put option, it realizes a capital gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. However, since the purchase of a put option is treated as a short sale for federal income tax purposes, the holding period of the underlying security will be affected by such a purchase.

         The Internal Revenue Code includes special rules applicable to listed options which Intermediate Fund may write, purchase or sell. Such options are classified as Section 1256 contracts under the Code. The character of gain or loss under a Section 1256 contract is generally treated as 60% long-term gain or loss and 40% short-term gain or loss. When held by the Fund at the end of a fiscal year, these options are required to be treated as sold at market value on the last day of the fiscal year for federal income tax purposes ("marked to market").

         Over-the-counter options are not classified as Section 1256 contracts and are not subject to the 60/40 gain or loss treatment or the "marked to market" rule. Any gains or losses recognized by Intermediate Fund from over-the-counter option transactions generally constitute short-term capital gains or losses.

         The initial margin deposits made when entering into futures contracts are recognized as assets due from the broker. During the period the futures contract is open, changes in the value of the contract will be reflected at the end of each day.

         Futures contracts held by Intermediate Fund at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes. Any unrealized gain or loss on futures contracts will therefore be recognized and deemed to consist of 60% long-term capital gain or loss and 40% short-term capital gain or loss. Therefore adjustments are made to the tax basis in the futures contract to reflect the gain or loss recognized at year end.

         Tax-Free Fund, Inc. must meet several requirements to maintain its status as a regulated investment company. Among these requirements are that at least 90% of its investment company taxable income be derived from dividends, interest, payment with respect to securities loans and gains from the sale or disposition of securities; that at the close of each quarter of its taxable year at least 50% of the value of its assets consist of cash and cash items, government securities, securities of other regulated investment companies and, subject to certain diversification requirements, other securities; and that less than 30% of its gross income be derived from sales of securities held for less than three months.

         The Internal Revenue Service has ruled publicly that an Exchange-traded call option is a security for purposes of the 50% of assets tests and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

         The requirement that not more than 30% of Tax-Free Fund, Inc.'s gross income be derived from gains from the sale or other disposition of securities held for less than three months may restrict Intermediate Fund in its ability to write covered call options on securities which it has held less than three months, to write options which expire in less than three months, to sell securities which have been held less than three months, and to effect closing purchase transactions with respect to options which have been written less than three months prior to such transactions. Consequently, in order to avoid realizing a gain within the three-month period, Intermediate Fund may be required to defer the closing out of a contract beyond the time when it might otherwise be advantageous to do so. The Fund may also be restricted in the sale of purchased put options and the purchase of put options for the purpose of hedging underlying securities because of the application of the short sale holding period rules with respect to such underlying securities.

State and Local Taxes
         The exemption of distributions for federal income tax purposes may not result in similar exemptions under the laws of a particular state or local taxing authority. It is recommended that shareholders consult their tax advisers in this regard. Tax-Free Fund, Inc. will report annually for each Fund the percentage of interest income earned on municipal obligations on a state-by-state basis during the preceding calendar year.

Pennsylvania Personal Property Tax
         Shares of each Fund will be exempt from Pennsylvania county personal property tax.

INVESTMENT MANAGEMENT AGREEMENTS

         The Manager, located at One Commerce Square, Philadelphia, PA 19103, furnishes investment management services to each Fund, subject to the supervision and direction of the Tax-Free Fund, Inc.'s Board of Directors.

         The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On August 31, 1996, the Manager and its affiliates within the Delaware Group, including Delaware International Advisers Ltd., were supervising in the aggregate more than $29 billion in assets in various institutional or separately managed (approximately $17,919,998,000) and investment company (approximately $11,108,022,000) accounts.

         Each Fund's Investment Management Agreement is dated April 3, 1995 and was approved by shareholders on March 29, 1995. Each Agreement has an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board of Directors or by vote of a majority of the outstanding voting securities of the affected Fund, and only if the terms and the renewal thereof have been approved by vote of a majority of the directors of Tax-Free Fund, Inc. who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each Agreement is terminable without penalty on 60 days' notice by the directors of Tax-Free Fund, Inc. or by the Manager. An Agreement will terminate automatically in the event of its assignment.

         The annual compensation paid by a Fund for investment management services under its Investment Management Agreement is equal to: for USA Fund,
 .60% on the first $500 million of its average daily net assets, .575% on the next $250 million and .55% on the average daily net assets in excess of $750 million; for Insured Fund, .60% of its average daily net assets and for Intermediate Fund, .50% of its average daily net assets, less in each case, the Fund's proportionate share of all directors' fees paid to the unaffiliated directors of Tax-Free Fund, Inc.

         On August 31, 1996, the total net assets of Tax-Free Fund, Inc. were $840,376,000, broken down as follows:

            USA Fund                              $731,432,000
            Insured Fund                           $84,644,000
            Intermediate Fund                      $24,300,000

         The Manager makes and implements all investment decisions on behalf of Tax-Free Fund, Inc. The Manager pays Tax-Free Fund, Inc.'s rent and the salaries of all directors, officers and employees of Tax-Free Fund, Inc. who are affiliated with both the Manager and Tax-Free Fund, Inc. Tax-Free Fund, Inc. pays all of its other expenses. For the fiscal years ended August 31, 1994, 1995 and 1996, investment management fees paid by USA Fund were $4,448,874, $4,388,886 and $4,540,845, respectively. Investment management fees paid by Insured Fund for the fiscal years ended August 31, 1994, 1995 and 1996 amounted to $558,029, $523,070 and $528,860, respectively. For the fiscal years ended August 31, 1994, 1995 and 1996, investment management fees that would have been payable by Intermediate Fund amounted to $110,990, $104,724 and $106,549, respectively, but no amount was paid by this Fund for 1994, 1995 or for 1996 due to the waiver of fees described below.

         Except for those expenses borne by the Manager under the Investment Management Agreements and the Distributor under the Distribution Agreements, Tax-Free Fund, Inc. is responsible for all of its own expenses. Among others, these include the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders. For the fiscal year ended August 31, 1996, the ratios of expenses to average daily net assets of the Class A Shares and Class B Shares of each Fund were as follows:

                                      Class A Shares             Class B Shares

              USA Fund                     0.94%                      1.74%
              Insured Fund                 0.98%                      1.78%
              Intermediate Fund            0.25%                      1.10%

         The ratios for each Class reflect the impact of their respective 12b-1 Plans. In addition, the ratios for the Class A Shares and the Class B Shares of Intermediate Fund reflect the waiver of fees described below. Each Fund anticipates that the ratio of expenses to average daily net assets of Class C Shares will be approximately equal to that of the respective Class B Shares.

         In connection with Intermediate Fund, the Manager elected voluntarily to waive that portion, if any, of the annual management fees payable by this Fund and to reimburse the Fund to the extent necessary to ensure that the Total Operating Expenses of the Fund, including 12b-1 expenses, did not exceed .25% during the period from the commencement of the public offering of the Fund through June 30, 1993. This waiver was extended through June 30, 1994, but modified effective May 2, 1994 through December 31, 1996 to provide that operating expenses of the Fund would not exceed .10%, excluding the 12b-1 expenses.

         By California regulation, the Manager is required to waive certain fees and reimburse the Fund for certain expenses to the extent that the Fund's annual operating expenses, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, exceed 2 1/2% of its first $30 million of average daily net assets, 2% of the next $70 million of average daily assets and 1 1/2% of any additional average daily net assets. Such undertaking is computed separately for each Fund. For the fiscal year ended August 31, 1996, no such reimbursement was necessary or paid for any Fund.

Distribution and Service
         The Distributor, Delaware Distributors, L.P. (which formerly conducted business as Delaware Distributors, Inc.), located at 1818 Market Street, Philadelphia, PA 19103, serves as the national distributor of each Fund's shares under separate Distribution Agreements dated April 3, 1995, as amended on November 29, 1995. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by each Fund on behalf of its Class A Shares, Class B Shares and Class C Shares under the 12b-1 Plans for each such Class. Prior to January 3, 1995, Delaware Distributors, Inc. ("DDI") served as the national distributor of each Fund's shares. On that date, Delaware Distributors, L.P., a newly formed limited partnership, succeeded to the business of DDI. All officers and employees of DDI became officers and employees of Delaware Distributors, L.P. DDI is the corporate general partner of Delaware Distributors, L.P. and both DDI and Delaware Distributors, L.P. are indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc.

       The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 1818 Market Street, Philadelphia, PA 19103, serves as each Fund's shareholder servicing, dividend disbursing and transfer agent pursuant to a Shareholders Services Agreement dated June 29, 1988 for the USA Fund and the Insured Fund and November 10, 1992 for Intermediate Fund. The Transfer Agent also provides accounting services to the Funds pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

OFFICERS AND DIRECTORS

         The business and affairs of Tax-Free Fund, Inc. are managed under the direction of its Board of Directors.

         Certain officers and directors of Tax-Free Fund, Inc. hold identical positions in each of the other funds in the Delaware Group. On September 30, 1996, Tax-Free Fund, Inc.'s officers and directors owned approximately 2.22%, of the outstanding shares of the USA A Class and less than 1% of the outstanding shares of the USA B Class, Insured A Class, Insured A Class, Insured B Class, Insured C Class, Intermediate A Class, Intermediate B Class and Intermediate C Class.

         As of September 30, 1996, management believes the following accounts held 5% or more of a Class:

Class                      Name and Address of Account                  Share Amount              Percentage
-----                      ---------------------------                  ------------              ----------
USA B Class                Merrill Lynch, Pierce, Fenner
                           & Smith Mutual Fund Operations
                           Attention Book Entry
                           4800 Deer Lake Drive East, 3rd Fl
                           Jacksonville, FL  32246-6484                  152,411(1)                  5.87%

Insured B Class            Merrill Lynch, Pierce, Fenner
                           & Smith Mutual Fund Operations
                           4800 Deer Lake Drive East, 3rd Fl
                           Jacksonville, FL  32246-6484                   39,640(1)                 12.13%

                           Gerry M Fleuriet TTEE
                           Kenneth MacPherson  Wife
                           Hazel MacPherson Grantors
                           621 East Tyler
                           Harlingen, TX  78550-9129                      22,520                     6.89%

Intermediate B Class       Merrill Lynch, Pierce, Fenner
                           & Smith Mutual Fund Operations
                           Attention Book Entry
                           4800 Deer Lake Drive East, 3rd Fl
                           Jacksonville, FL  32246-6484                   18,231(1)                 12.39%

                           Maimee G. Chapin and Merlaine
                           G. Latham and Dolores Ann Lund
                           and Norma J. Alguard
                           1301 1st Street South
                           Jacksonville Beach, FL  32250-6427             10,694                     7.27%

(1) Tax-Free Fund, Inc. believes that these shares are held by the record owner for the benefit of others.


Class                      Name and Address of Account                  Share Amount              Percentage
-----                      ---------------------------                  ------------              ----------
Intermediate B Class       Bobbie Crump and Miriam Crump
                           7460 Rienzi Boulevard
                           Baton Rouge, LA  70809-1166                     9,765                     6.63%

                           Charles D. La Motta
                           286 Stonegate Drive
                           Devon, PA  19333-1857                           9,699                     6.59%

                           Paine Webber FBO
                           Richard L. Porter and
                           Elizabeth B. Porter
                           5812 Constellation Circle
                           Rockwall, TX  75087-5770                        8,167                     5.55%

USA C Class                Merrill Lynch, Pierce, Fenner
                           & Smith Mutual Fund Operations
                           Attention Book Entry
                           4800 Deer Lake Drive East, 3rd Fl
                           Jacksonville, FL  32246-6484                   18,233(1)                 25.72%

                           NFSC FEBO BRO-356840
                           Betsy L. Schwebel
                           37 Godfrey Terrace
                           Glen Rock, NJ  07452-3510                      10,538                    14.86%

                           Susan Ullom-Berns and
                           William L. Ullom III
                           Trst Ralph B. Ullom Irrevocable Trust
                           DTD 10-12-61
                           379 Bolin Court
                           Carmel, IN  46032-8532                          8,660                    12.21%

                           Phyllis Losurdo
                           8837 N. Merrill Street
                           Niles, IL  60714-1705                           5,372                     7.57%

                           Joyce A. Zinsmaster TTEE
                           Joyce A. Zinsmaster Rev Trust
                           DTD 7-31-87
                           250 Torrey Pines Point
                           Naples, FL  33962-7542                          4,066                     5.73%

(1) Tax-Free Fund, Inc. believes that these shares are held by the record owner for the benefit of others.

Class                      Name and Address of Account                  Share Amount              Percentage
-----                      ---------------------------                  ------------              ----------
Insured C Class            L.A. Paulk
                           1650 Roswell Road
                           Marietta, GA  30062-3621                        2,782                    25.09%

                           Merrill Lynch, Pierce, Fenner
                           & Smith Mutual Fund Operations
                           Attention Book Entry
                           4800 Deer Lake Drive East, 3rd Fl
                           Jacksonville, FL  32246-6484                    2,304(1)                 20.78%

                           Hugh A. Lindsay
                           and Helen W. Lindsay
                           1300 Jacobs Drive
                           Morgantown, WV  26505-7206                      1,646                    14.84%

                           Selvin L. Smith, Jr.
                           73 Delmoor Drive, NW
                           Atlanta, GA  30311-1008                         1,593                    14.36%

Intermediate C Class       William B. Grosh, MD
                           and Janet E. Grosh
                           718 Buck Wood Lane
                           Lititz, PA  17543-8632                          2,933                    15.56%

                           John R. Sotzing
                           1152 Union Boulevard
                           Allentown, PA  18103-1557                       2,483                    13.17%

                           Delaware Management Company Inc.
                           Attn. Joseph H. Hastings
                           1818 Market Street, 17th Floor
                           Philadelphia, PA  19103-3682                    2,466                    13.08%

                           Wheat First FBO
                           Phyllis Schoellkopf
                           1 Snowball Lane
                           Mercerville, NJ  08619-2709                     1,943                    10.31%

                           Wheat First FBO
                           Jay A. Schoellkopf
                           1 Snowball Lane
                           Mercerville, NJ  08619-2709                     1,943                    10.31%

(1) Tax-Free Fund, Inc. believes that these shares are held by the record owner for the benefit of others.

Class                      Name and Address of Account                  Share Amount              Percentage
-----                      ---------------------------                  ------------              ----------
Intermediate C Class       Robert P. Johnson
                           and Bernadette C. Johnson
                           517 Airport Road
                           New Holland, PA  17557-9364                     1,471                     7.80%

                           Janet T. Lilley
                           418 Rokeby Road
                           Coatesville, PA  19320-5109                     1,463                     7.76%

                           Alan Dawley and Katherine Dawley
                           235 Pelham Road
                           Philadelphia, PA  19119-2624                      989                     5.24%

                           Merrill Lynch, Pierce, Fenner
                           & Smith Mutual Fund Operations
                           Attention Book Entry
                           4800 Deer Lake Drive East, 3rd Fl
                           Jacksonville, FL  32246-6484                      970(1)                  5.14%

(1) Tax-Free Fund, Inc. believes that these shares are held by the record owner for the benefit of others.

         DMH Corp., Delaware Management Company, Inc., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd. and Delaware Capital Management, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. In connection with the merger, new Investment Management Agreements between Tax-Free Fund, Inc. on behalf of each Fund and the Manager were executed following shareholder approval. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         Directors and principal officers of Tax-Free Fund, Inc. are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and director is One Commerce Square, Philadelphia, PA 19103.

*Wayne A. Stork (59)
         Chairman,President, Chief Executive Officer, Director and/or Trustee of Tax-Free Fund, Inc., 16 other investment companies in the Delaware Group (which excludes Delaware Pooled Trust, Inc.), Delaware Management Holdings, Inc., DMH Corp., Delaware International Holdings Ltd. and Founders Holdings, Inc.
         Chairman and Director of Delaware Pooled Trust, Inc., Delaware
                 Distributors, Inc., Delaware Capital Management, Inc. and Delaware Investment & Retirement Services, Inc.
         Chairman,President, Chief Executive Officer, Chief Investment Officer
                 and Director of Delaware Management Company, Inc.
         Chairman, Chief Executive Officer and Director of Delaware
                 International Advisers Ltd.
         Director of Delaware Service Company, Inc.
         During the past five years, Mr. Stork has served in various executive capacities at different times within the Delaware organization.

Winthrop S. Jessup (51)
         Executive Vice President of Tax-Free Fund, Inc., 16 other investment companies in the Delaware Group (which excludes Delaware
                 Pooled Trust, Inc.) and Delaware Management Holdings, Inc. President and Chief Executive Officer of Delaware Pooled Trust, Inc. President and Director of Delaware Capital Management, Inc.
         Executive Vice President and Director of DMH Corp., Delaware Management
                 Company, Inc., Delaware International Holdings Ltd. and Founders Holdings, Inc.
         Vice Chairman and Director of Delaware Distributors, Inc.
         Vice Chairman of Delaware Distributors, L.P.
         Director of Delaware Service Company, Inc., Delaware International
                 Advisers Ltd., Delaware Management Trust Company and Delaware Investment & Retirement Services, Inc.
         During the past five years, Mr. Jessup has served in various executive capacities at different times within the Delaware organization.

Richard G. Unruh, Jr. (57)
         Executive Vice President of Tax-Free Fund, Inc. and each of the other
                 17 investment companies in the Delaware Group.
         Executive Vice President and Director of Delaware Management Company,
                 Inc.
         Senior Vice President of Delaware Management Holdings, Inc.
         Director of Delaware International Advisers Ltd.
         During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.



_____________________
*Director affiliated with Tax-Free Fund, Inc.'s investment manager and considered an "interested person" as defined in the 1940 Act.

Paul E. Suckow (49)
         ExecutiveVice President/Chief Investment Officer, Fixed Income of
                 Tax-Free Fund, Inc., each of the other 17 investment companies in the Delaware Group and Delaware Management Company, Inc.
         Executive Vice President and Director of Founders Holdings, Inc. Senior Vice President/Chief Investment Officer, Fixed Income of
                 Delaware Management Holdings, Inc.
         Director of Founders CBO Corporation.
         Director, HYPPCO Finance Company Ltd.
         Before returning to the Delaware Group in 1993, Mr. Suckow was
                 Executive Vice President and Director of Fixed Income for Oppenheimer Management Corporation, New York, NY from 1985 to 1992. Prior to that, Mr. Suckow was a fixed income portfolio manager for the Delaware Group.

Walter P. Babich (69)
         Director and/or Trustee of Tax-Free Fund, Inc. and each of the other
                 17 investment companies in the Delaware Group.
         460 North Gulph Road, King of Prussia, PA  19406.
         Board Chairman, Citadel Constructors, Inc.
         From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from 1988 to 1991, he was a partner of I&L Investors.

Anthony D. Knerr (57)
         Director and/or Trustee of Tax-Free Fund, Inc. and each of the other
                 17 investment companies in the Delaware Group.
         500 Fifth Avenue, New York, NY  10110.
         Founder and Managing Director, Anthony Knerr & Associates.
         From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and
                 Treasurer of Columbia University, New York. From 1987 to 1989, he was also a lecturer in English at the University.
                 In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New York, from 1988 to 1990. Mr. Knerr founded The Publishing Group, Inc. in 1988.

Ann R. Leven (55)
         Director and/or Trustee of Tax-Free Fund, Inc. and each of the other
                 17 investment companies in the Delaware Group.
         785 Park Avenue, New York, NY  10021.
         Treasurer, National Gallery of Art.
         From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the Smithsonian Institution, Washington, DC, and from 1975 to 1992, she was Adjunct Professor of Columbia Business School.

W. Thacher Longstreth (75)
         Director and/or Trustee of Tax-Free Fund, Inc. and each of the other
                 17 investment companies in the Delaware Group.
         City Hall, Philadelphia, PA  19107.
         Philadelphia City Councilman.

Charles E. Peck (70)
         Director and/or Trustee of Tax-Free Fund, Inc. and each of the other
                 17 investment companies in the Delaware Group.
         P.O. Box 1102, Columbia, MD  21044.
         Secretary/Treasurer, Enterprise Homes, Inc.
         From 1981 to 1990, Mr. Peck was Chairman and Chief Executive Officer of The Ryland Group, Inc., Columbia, MD.

David K. Downes (56)
         Senior Vice President/Chief Administrative Officer/Chief Financial
                 Officer of Tax-Free Fund, Inc., each of the other 17 investment companies in the Delaware Group and Delaware Management Company, Inc.
         Chairman and Director of Delaware Management Trust Company.
         Chief Executive Officer and Director of Delaware Investment &
                 Retirement Services, Inc.
         ExecutiveVice President/Chief Operating Officer/Chief Administrative
                 Officer/Chief Financial Officer/Treasurer of Delaware Management Holdings, Inc.
         Senior Vice President/Chief Financial Officer/Treasurer and Director
                 of DMH Corp.
         Senior Vice President/Chief Administrative Officer and Director of
                 Delaware Distributors, Inc.
         Senior Vice President/Chief Administrative Officer of Delaware
                 Distributors, L.P.
         Senior Vice President/Chief Administrative Officer/Chief Financial
                 Officer and Director of Delaware Service Company, Inc.
         Chief Financial Officer and Director of Delaware International Holding
                 Ltd.
         Senior Vice President/Chief Financial Officer/Treasurer of Delaware
                 Capital Management, Inc.
         Senior Vice President/Chief Financial Officer and Director of Founders
                 Holdings, Inc.
         Director of Delaware International Advisers Ltd.
         Before joining the Delaware Group in 1992, Mr. Downes was Chief
                 Administrative Officer, Chief Financial Officer and Treasurer of Equitable Capital Management Corporation, New York, from December 1985 through August 1992, Executive Vice President from December 1985 through March 1992 and Vice Chairman from March 1992 through August 1992.

George M. Chamberlain, Jr. (49)
         Senior Vice President and Secretary of Tax-Free Fund, Inc., each of the other 17 investment companies in the Delaware Group, Delaware Management Holdings, Inc. and Delaware Distributors, L.P.
         Executive Vice President, Secretary and Director of Delaware Management
                 Trust Company.
         Senior Vice President, Secretary and Director of DMH Corp., Delaware
                 Management Company, Inc., Delaware Distributors, Inc.,
                 Delaware Service Company, Inc., Delaware Investment & Retirement Services, Inc., Founders Holdings, Inc. and
                 Delaware Capital Management, Inc.
         Secretary and Director of Delaware International Holdings Ltd.
         Director of Delaware International Advisers Ltd.
         Attorney.
         During the past five years, Mr. Chamberlain has served in various capacities at different times within the Delaware organization.

Patrick P. Coyne (33)
         Vice President/Senior Portfolio Manager of Tax-Free Fund, Inc., of nine other investment companies in the Delaware Group and Delaware Management Company, Inc.
         From 1986 to 1990, Mr. Coyne was Vice President/Municipal Trading with
                 Kidder Peabody & Co., Inc. Mr. Coyne joined the Delaware Group in 1990.

Joseph H. Hastings (46)
         Vice President/Corporate Controller of Tax-Free Fund, Inc., each of the other 17 investment companies in the Delaware Group, Delaware Management Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Capital Management, Inc., Founders Holdings, Inc. and Delaware International Holdings Ltd.
         Chief Financial Officer/Treasurer of Delaware Investment & Retirement
                 Services, Inc.
         Executive Vice President/Chief Financial Officer/Treasurer of Delaware
                 Management Trust Company.
         Assistant Treasurer of Founders CBO Corporation.
         1818 Market Street, Philadelphia, PA  19103.
         Before joining the Delaware Group in 1992, Mr. Hastings was Chief
                 Financial Officer for Prudential Residential Services, L.P., New York, NY from 1989 to 1992. Prior to that, Mr. Hastings served as Controller and Treasurer for Fine Homes International, L.P., Stamford, CT from 1987 to 1989.

Michael P. Bishof (34)
         Vice President/Treasurer of Tax-Free Fund, Inc., each of the other
                 17 investment companies in the Delaware Group, Delaware Management Company, Inc., Delaware Distributors, Inc., Delaware Distributors, L.P., Delaware Service Company, Inc. and Founders Holdings, Inc.
         Vice President/Manager of Investment Accounting of Delaware
                 International Holdings Ltd.
         Assistant Treasurer of Founders CBO Corporation.
         Before joining the Delaware Group in 1995, Mr. Bishof was a Vice
                 President for Bankers Trust, New York, NY from 1994 to 1995, a Vice President for CS First Boston Investment Management, New York, NY from 1993 to 1994 and an Assistant Vice President for Equitable Capital Management Corporation, New York, NY from 1987 to 1993.

         The following is a compensation table listing for each director entitled to receive compensation, the aggregate compensation received from Tax-Free Fund, Inc. and the total compensation received from all Delaware Group funds for the fiscal year ended August 31, 1996 and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Directors/Trustees as of August 31, 1996.

                                                     Pension or
                                                     Retirement
                                                      Benefits
                                    Aggregate         Accrued
                                     Compen-          as Part        Estimated          Total
                                     sation             of             Annual        Compensation
                                      from           Tax-Free         Benefits       from all 18
                                    Tax-Free         Fund, Inc.         Upon           Delaware
Name                               Fund, Inc.         Expenses      Retirement*       Group Funds

W. Thacher Longstreth                $2,761             None          $30,000           $41,560
Ann R. Leven                         $3,746             None          $30,000           $57,162
Walter P. Babich                     $3,504             None          $30,000           $53,026
Anthony D. Knerr                     $3,675             None          $30,000           $56,162
Charles E. Peck                      $3,393             None          $30,000           $52,162

* Under the terms of the Delaware Group Retirement Plan for Directors/Trustees, each disinterested director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each fund in the Delaware Group for a period equal to the lesser of the number of years that such person served as a director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to directors of each fund at the time of such person's retirement. If an eligible director retired as of August 31, 1996, he or she would be entitled to annual payments totaling $30,000, in the aggregate, from all of the funds in the Delaware Group, based on the number of funds in the Delaware Group as of that date.

EXCHANGE PRIVILEGE

         The exchange privileges available for shareholders of the Classes and for shareholders of classes of other funds in the Delaware Group are set forth in the relevant prospectuses for such classes. The following supplements that information. The Funds may modify, terminate or suspend the exchange privilege upon 60 days' notice to shareholders.

         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses. A shareholder requesting such an exchange will be sent a current prospectus and an authorization form for any of the other mutual funds in the Delaware Group. Exchange instructions must be signed by the record owner(s) exactly as the shares are registered.

         An exchange constitutes, for tax purposes, the sale of one fund and the purchase of another. The sale may involve either a capital gain or loss to the shareholder for federal income tax purposes.

         In addition, investment advisers and dealers may make exchanges between funds in the Delaware Group on behalf of their clients by telephone or other expedited means. This service may be discontinued or revised at any time by the Transfer Agent. Such exchange requests may be rejected if it is determined that a particular request or the total requests at any time could have an adverse effect on any of the funds. Requests for expedited exchanges may be submitted with a properly completed exchange authorization form, as described above.

Telephone Exchange Privilege
         Shareholders owning shares for which certificates have not been issued or their investment dealers of record may exchange shares by telephone for shares in other mutual funds in the Delaware Group. This service is automatically provided unless the Fund receives written notice from the shareholder to the contrary.

         Shareholders or their investment dealers of record may contact the Shareholder Service Center at 800-523-1918 to effect an exchange. The shareholder's current Fund account number must be identified, as well as the registration of the account, the share or dollar amount to be exchanged and the fund into which the exchange is to be made. Requests received on any day after the time the offering price and net asset value are determined will be processed the following day. See Determining Offering Price and Net Asset Value. Any new account established through the exchange will automatically carry the same registration, shareholder information and dividend option as the account from which the shares were exchanged. The exchange requirements of the fund into which the exchange is being made, such as sales charges, eligibility and investment minimums, must be met. (See the prospectus of the fund desired or inquire by calling the Transfer Agent.)

         The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Group. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and the Funds reserve the right to record exchange instructions received by telephone, to reject any exchange request and to modify, terminate or suspend the telephone exchange service at any time in the future.

         As described in the Funds' Prospectus, neither the Funds nor the Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine.

Right to Refuse Timing Accounts
         With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Fund will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Group funds from Timing Firms. Each Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

Restrictions on Timed Exchanges
         Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Group funds: (1) Decatur Income Fund, (2) Decatur Total Return Fund, (3) Delaware Fund, (4) Limited-Term Government Fund, (5) Tax-Free USA Fund, (6) Delaware Cash Reserve, (7) Delchester Fund and (8) Tax-Free Pennsylvania Fund. No other Delaware Group funds are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Group funds not listed above may not be reinvested back into that Timing Account. Each Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a timing pattern (as described above).

         Each Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund and therefore may be refused.

         Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

                                      * * *

         Following is a summary of the investment objectives of the other Delaware Group funds:

         Delaware Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. Devon Fund seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks the Manager believes have the potential for above average dividend increases over time.

         Trend Fund seeks long-term growth by investing in common stock issued by emerging growth companies exhibiting strong capital appreciation potential.

         Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

         DelCap Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth.

         Decatur Income Fund seeks the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. Decatur Total Return Fund seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal.

         Delchester Fund seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. Strategic Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high-yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities.

         U.S. Government Fund seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities. U.S. Government Money Fund seeks maximum current income with preservation of principal and maintenance of liquidity by investing only in short-term securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities, while maintaining a stable net asset value.

         Delaware Cash Reserve seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

         Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

         Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal and, to the extent possible, certain Pennsylvania state and local taxes, consistent with the preservation of capital.

         International Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. Global Bond Fund seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Global Assets Fund seeks to achieve long-term total return by investing in global securities which will provide higher current income than a portfolio comprised exclusively of equity securities, along with the potential for capital growth. Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries.

         Enterprise Fund seeks to provide maximum appreciation of capital by investing in medium-sized companies which have a dominant position within their industry, are undervalued, or have potential for growth in earnings. U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. World Growth Fund seeks to maximize total return (capital appreciation and income), principally through investments in an internationally diversified portfolio of equity securities. New Pacific Fund seeks long-term capital appreciation by investing primarily in companies which are domiciled in or have their principal business activities in the Pacific Basin. Federal Bond Fund seeks to maximize current income consistent with preservation of capital. The fund attempts to achieve this objective by investing primarily in securities issued by the U.S. government, its agencies and instrumentalities. Corporate Income Fund seeks to provide high current income consistent with preservation of capital. The fund attempts to achieve this objective primarily by investing in a diversified portfolio of investment-grade fixed-income securities issued by U.S. corporations.

         Delaware Group Premium Fund offers 10 funds available exclusively as funding vehicles for certain insurance company separate accounts. Equity/Income Series seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. High Yield Series seeks as high a current income as possible by investing in rated and unrated corporate bonds, U.S. government securities and commercial paper. Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Money Market Series seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. Growth Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. Multiple Strategy Series seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers that provide the potential for capital appreciation and income. Value Series seeks capital appreciation by investing in small- to mid-cap common stocks whose market values appear low relative to their underlying value or future earnings and growth potential. Emphasis will also be placed on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market. Emerging Growth Series seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the marketplace and to have fundamental characteristics to support growth. Income is not an objective. Global Bond Series seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation.

         For more complete information about any of the Delaware Group funds, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

         Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus(es).

GENERAL INFORMATION

         The Manager is the investment manager of each Fund. The Manager also provides investment management services to certain of the other funds in the Delaware Group. The Manager, through a separate division, also manages private investment accounts. While investment decisions for each Fund are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for each Fund.

         Access persons and advisory persons of the Delaware Group of funds, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to the Manager, Delaware International Advisers Ltd. or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received; (3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities;
(4) opening positions may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.

         The Distributor acts as national distributor for each Fund and for the other mutual funds in the Delaware Group. As previously described, prior to January 3, 1995, DDI served as the national distributor for each Fund. The Distributor and, in its capacity as such, DDI received net commissions from the Funds on behalf of their respective Class A Shares, after reallowances to dealers, as follows:

                                   USA A Class

                            Total
                          Amount of            Amounts                Net
         Fiscal         Underwriting          Reallowed            Commission
       Year Ended        Commission          to Dealers         to Distributor
       ----------       ------------         ----------         --------------
        8/31/96          $1,254,767          $1,039,305            $215,462
        8/31/95           1,466,837           1,217,558             249,279
        8/31/94           1,707,115           1,424,013             283,102

                                 Insured A Class

                            Total
                          Amount of            Amounts                Net
         Fiscal         Underwriting          Reallowed           Commission
       Year Ended        Commission          to Dealers         to Distributor
       ----------       ------------         ----------         --------------
        8/31/96           $207,649             $171,130            $36,519
        8/31/95            162,537              134,900             27,637
        8/31/94            261,324              216,220             45,104

                              Intermediate A Class

                           Total
                          Amount of           Amounts                Net
         Fiscal         Underwriting         Reallowed            Commission
       Year Ended        Commission          to Dealers         to Distributor
       ----------       ------------         ----------         --------------
        8/31/96          $ 65,201             $ 53,230             $11,971
        8/31/95            48,037               39,409               8,628
        8/31/94           172,869              141,372              31,497

                  The Distributor and, in its capacity as such, DDI received Limited CDSC payments as follows:

                              Limited CDSC Payments

         Fiscal                                                 Intermediate
       Year Ended       USA A Class          Insured A Class       A Class
       ----------       -----------          ---------------    ------------
        8/31/96             -$0-                   $6,501            -$0-
        8/31/95           12,302                      74            6,145
        8/31/94            1,449                     -0-              -0-

                  The Distributor and, in its capacity as such, DDI received CDSC payments with respect to the Class B Shares as follows:

                                  CDSC Payments
         Fiscal                                                 Intermediate
       Year Ended       USA B Class          Insured B Class       A Class
       ----------       -----------          ---------------    ------------
        8/31/96          $ 37,160                 $8,344           $3,293
        8/31/95           120,883                    228              756
        8/31/94*             0-                      400              -0-

*Commenced operations on May 2, 1994.

         The Distributor received CDSC payments with respect to the Class C Shares as follows:

                                  CDSC Payments

         Fiscal                                                 Intermediate
       Year Ended       USA C Class          Insured C Class       A Class
       ----------       -----------          ---------------    ------------
        8/31/96*           -$0-                   -$0-              -$0-

*Commenced operations on November 29, 1995.

         Effective as of January 1, 1995, all such payments described above have been paid to the Distributor.

         The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for the Fund and for the other mutual funds in the Delaware Group. The Transfer Agent is paid a fee by each Fund for providing these services consisting of an annual per account charge of $11.00 plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Directors, including a majority of the disinterested directors. The Transfer Agent also provides accounting services to the Funds. Those services include performing all functions related to calculating the Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Group for which it provides such accounting services. Such fee is equal to .25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and .20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including the Fund, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

         The Manager and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of Tax-Free Fund, Inc.'s advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause Tax-Free Fund, Inc. to delete the words "Delaware Group" from Tax-Free Fund, Inc.'s name.

         Bankers Trust Company ("Bankers"), One Bankers Trust Plaza, New York, NY 10006, is custodian of each Fund's securities and cash. As custodian for each Fund, Bankers maintains a separate account or accounts for each Fund; receives, holds and releases portfolio securities on account of each Fund; makes receipts and disbursements of money on behalf of each Fund; and collects and receives income and other payments and distributions on account of each Fund's portfolio securities.

         The legality of the issuance of the shares offered hereby registered, pursuant to Rule 24f-2 under the 1940 Act, has been passed upon for Tax-Free Fund, Inc. by Stradley, Ronon, Stevens & Young, LLP, Philadelphia, Pennsylvania.

Capitalization
         Tax-Free Fund, Inc. has present authorized capitalization of five hundred million shares of capital stock with a $.01 par value per share. The Board of Directors has allocated two hundred twenty-five million shares to USA Fund with one hundred seventy-five million shares allocated to Class A Shares, twenty-five million shares to the Class B Shares and twenty-five million shares to the Class C Shares; one hundred seventy-five million shares to Insured Fund with one hundred twenty-five million shares allocated to Class A Shares, twenty-five million shares to the Class B Shares and twenty-five million shares to the Class C Shares; and one hundred million shares to Intermediate Fund with fifty million shares allocated to Class A Shares, twenty-five million shares to the Class B Shares and twenty-five million shares to the Class C Shares.

         While all shares have equal voting rights on matters affecting Tax-Free Fund, Inc. as a corporate entity, each Fund would vote separately on any matter, such as any change in its own investment objective and policies or action to dissolve the Fund and as prescribed by the 1940 Act. Shares of a Fund have a priority in the assets of the Fund, and in gains on and income from the portfolio of the Fund. Class A Shares, Class B Shares and Class C Shares of each Fund represent a proportionate interest in the assets of a Fund and have the same voting and other rights and preferences, except that, as a general matter, Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by a Fund under the Plan relating to the respective Class A Shares. The shares of each Class have no preemptive rights are fully transferable and, when issued, are fully paid and nonassessable.

         Prior to May 2, 1994, the Tax-Free USA Fund A Class was known as the Tax-Free USA Fund, and prior to June 1, 1992, it was known as the USA Series. Prior to May 2, 1994, the Tax-Free Insured Fund A Class was known as the Tax-Free Insured Fund, and prior to June 1, 1992, it was known as the USA Insured Series. Prior to May 2, 1994, the Tax-Free USA Intermediate Fund A Class was known as the Tax-Free USA Intermediate Fund.

Noncumulative Voting
         Tax-Free Fund, Inc.'s shares have noncumulative voting rights which means that the holders of more than 50% of the shares of Tax-Free Fund, Inc. voting for the election of directors can elect all the directors if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any directors.

         This Part B does not include all of the information contained in the Registration Statement which is on file with the Securities and Exchange Commission.

APPENDIX A--EQUIVALENT YIELDS:  TAX EXEMPT VERSUS TAXABLE SECURITIES

         The table below shows the effect of the tax status of bonds on the effective yield received by their holders under the federal income tax laws. It gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax-exempt bonds yielding from 4% to 9%.

         This table, which is based on incremental tax rates at the specified levels of taxable income in effect on the date of this Part B, provides separate computations for taxpayers who file joint or individual returns.

  1996 Rates
                  Taxable Income
                                                                     Federal
       Single Return                       Joint Return              Rate Tax
     -----------------                   -----------------           --------
           $0-$ 24,000                         $0-$ 40,100              15%
     $ 24,001-$ 58,150                   $ 40,101-$ 96,900              28%
     $ 58,151-$121,300                   $ 96,901-$147,700              31%
     $121,301-$263,750                   $147,701-$263,750              36%+
     Over $263,750                       Over $263,750                39.6%+
_______________________________________________________________________________________________
   4.0%*             5.0%*             6.0%*            7.0%*         8.0%*            9.0%*
 Federal           Federal           Federal          Federal        Federal          Federal
 Taxable           Taxable           Taxable          Taxable        Taxable          Taxable
Equivalent        Equivalent        Equivalent       Equivalent     Equivalent       Equivalent

   4.7%              5.9%              7.1%             8.2%           9.4%             10.6%
   5.6%              6.9%              8.3%             9.7%          11.1%             12.5%
   5.8%              7.2%              8.7%            10.1%          11.6%             13.0%
   6.3%              7.8%              9.4%            10.9%          12.5%             14.1%
   6.6%              8.3%              9.9%            11.6%          13.2%             14.9%

         The equivalent yields are calculated on 4, 5, 6, 7, 8 and 9 percent tax-free yields. While it is expected that a Fund will invest principally in obligations generating interest exempt from federal income tax, other income received by the Fund may be taxable.

         * This should not be considered representative of a Fund's yield at any specific time.

         + For tax years beginning after 1992, a 36% tax rate applies to all taxable income in excess of the maximum dollar amounts subject to the 31% tax rate. In addition, a 10% surtax (not applicable to capital gains) applies to certain high-income taxpayers. It is computed by applying a 39.6% rate to taxable income in excess of $263,750. The above table does not reflect the personal exemption phaseout nor the limitations of itemized deductions that may apply.

FINANCIAL STATEMENTS

         Ernst & Young LLP serves as the independent auditors for Delaware Group Tax-Free Fund, Inc.- Tax-Free USA Fund, Tax-Free Insured Fund and Tax-Free USA Intermediate Fund and, in its capacity as such, audits the financial statements contained in the Funds' Annual Report. The Funds' Statements of Net Assets, Statements of Operations, Statements of Changes in Net Assets and Notes to Financial Statements, as well as the reports of Ernst & Young LLP, independent auditors, for the fiscal year ended August 31, 1996, are included in the Funds' Annual Report to shareholders. The financial statements, the notes relating thereto and the reports of Ernst & Young LLP, listed above are incorporated by reference from the Annual Report into this Part B.

                                     PART C

                                Other Information

Item 24.       Financial Statements and Exhibits

               (a)      Financial Statements:

                        Part A      -   Financial Highlights

                       *Part B      -   Statements of Net Assets
                                        Statements of Operations
                                        Statements of Changes in Net Assets
                                        Notes to Financial Statements
                                        Accountant's Reports

                        * The financial statements and Accountant's Reports listed above for the fiscal year ended August 31, 1996 are incorporated by reference from the Registrant's Annual Report into Part B.

               (b)      Exhibits:

                        (1)     Articles of Incorporation.

                                (a) Articles of Incorporation, as amended and supplemented to date, incorporated into this filing by reference to Post-Effective Amendment No. 21 filed November 24, 1995.

                                (b) Executed Articles Supplementary (November 14, 1995) attached as Exhibit.

                        (2) By-Laws. By-Laws, as amended to date, incorporated into this filing by reference to Post-Effective Amendment No. 21 filed November 24, 1995.

                        (3)     Voting Trust Agreement.  Inapplicable.

PART C - Other Information
(Continued)

                        (4) Copies of All Instruments Defining the Rights of Holders.

                                (a)   Articles of Incorporation, Articles
                                      Supplementary and Articles of Amendment.

                                         (i)     Article Second of Articles
                                                 Supplementary (April 29, 1994),
                                                 Article Fifth of the Articles
                                                 of Incorporation (August 17,
                                                 1983) and Article Eighth of
                                                 Articles of Amendment (May 2,
                                                 1985) incorporated into this
                                                 filing by reference to
                                                 Post-Effective Amendment No. 21
                                                 filed November 24, 1995.

                                         (ii)    Executed Articles Third, Fourth
                                                 and Fifth of Articles
                                                 Supplementary (November 14,
                                                 1995) attached as Exhibit
                                                 24(b)(1)(b).

                                (b)   By-Laws. Article II, Article III, as
                                      amended, and Article XIII, which was
                                      subsequently redesignated as Article XIV, incorporated into this filing by reference to Post-Effective Amendment No. 21 filed November 24, 1995.

                        (5)     Investment Management Agreements.

                                (a) Executed Investment Management Agreement (April 3, 1995) between Delaware Management Company, Inc. and the Registrant on behalf of Tax-Free USA Fund incorporated into this filing by reference to Post-Effective Amendment No. 21 filed November 24, 1995.

                                (b) Executed Investment Management Agreement (April 3, 1995) between Delaware Management Company, Inc. and the Registrant on behalf of Tax-Free Insured Fund incorporated into this filing by reference to Post-Effective Amendment No. 21 filed November 24, 1995.

                                (c) Executed Investment Management Agreement (April 3, 1995) between Delaware Management Company, Inc. and the Registrant on behalf of Tax-Free USA Intermediate Fund incorporated into this filing by reference to Post-Effective Amendment No. 21 filed November 24, 1995.

                        (6)     (a)      Distribution Agreements.

                                         (i)     Executed Distribution Agreement
                                                 (April 3, 1995) between
                                                 Delaware Distributors, L.P. and
                                                 the Registrant on behalf of
                                                 Tax-Free USA Fund attached as
                                                 Exhibit.

                                         (ii)    Executed Distribution Agreement
                                                 (April 3, 1995) between
                                                 Delaware Distributors, L.P. and
                                                 the Registrant on behalf of
                                                 Tax-Free Insured Fund attached
                                                 as Exhibit.

PART C - Other Information
(Continued)

                                         (iii)   Executed Distribution Agreement
                                                 (April 3, 1995) between
                                                 Delaware Distributors, L.P. and
                                                 the Registrant on behalf of
                                                 Tax-Free USA Intermediate Fund
                                                 attached as Exhibit.

                                         (iv)    Executed Amendment No. 1 to
                                                 Distribution Agreement
                                                 (November 29, 1995) on behalf
                                                 of Tax-Free USA Fund attached
                                                 as Exhibit.

                                         (v)     Executed Amendment No. 1 to
                                                 Distribution Agreement
                                                 (November 29, 1995) on behalf
                                                 of Tax-Free Insured Fund
                                                 attached as Exhibit.

                                         (vi)    Executed Amendment No. 1 to
                                                 Distribution Agreement
                                                 (November 29, 1995) on behalf
                                                 of Tax-Free USA Intermediate
                                                 Fund attached as Exhibit.

                                (b) Administration and Service Agreement. Form of Administration and Service Agreement (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 21 filed November 24, 1995.

                                (c) Dealer's Agreement. Dealer's Agreement (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 21 filed November 24, 1995.

                                (d)   Mutual Fund Agreement for the Delaware
                                      Group of Funds (as amended November 1995) included as Module.

                        (7)     Bonus, Profit Sharing, Pension Contracts.

                                (a) Amended and Restated Profit Sharing Plan (November 17, 1994) incorporated into this filing by reference to Post-Effective Amendment No. 21 filed November 24, 1995.

                                (b) Amendment to Profit Sharing Plan (December 21, 1995) included as Module.

                        (8)     Custodian Agreements.

                                (a) Form of Custodian Agreement (1996) between Bankers Trust Company and the Registrant attached as Exhibit.

                                (b)   Form of Securities Lending Agreement
                                      (1996) between Bankers Trust Company and the Registrant on behalf of Tax-Free USA Intermediate Fund attached as Exhibit.

PART C - Other Information
(Continued)

                        (9)     Other Material Contracts.

                                (a) Executed Shareholders Services Agreement (June 29, 1988) between Delaware Service Company, Inc. and the Registrant on behalf of Tax-Free USA Fund attached as Exhibit.

                                (b) Executed Shareholders Services Agreement (June 29, 1988) between Delaware Service Company, Inc. and the Registrant on behalf of Tax-Free Insured Fund attached as Exhibit.

                                (c) Executed Shareholders Services Agreement (November 10, 1992) between Delaware Service Company, Inc. and the Registrant on behalf of Tax-Free USA Intermediate Fund attached as Exhibit.

                                (d)   Executed Delaware Group of Funds Fund
                                      Accounting Agreement (August 19, 1996)
                                      between Delaware Service Company, Inc. and the Registrant included as Module.

                        (10) Opinion of Counsel. Filed with letter relating to Rule 24f-2 on October 29, 1996.

                        (11)    Consent of Auditors. Attached as Exhibit.

                        (12)    Inapplicable.

                        (13) Undertaking of Initial Shareholder. Incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed November 22, 1983.

                        (14)    Inapplicable.

                        (15)    Plans under Rule 12b-1.

                                (a)      Executed Plan under Rule 12b-1 for
                                         Tax-Free USA Fund A Class (November 29,
                                         1995) attached as Exhibit.

                                (b)      Executed Plan under Rule 12b-1 for
                                         Tax-Free USA Fund B Class (November 29,
                                         1995) attached as Exhibit.

                                (c)      Executed Plan under Rule 12b-1 for
                                         Tax-Free USA Fund C Class (November 29,
                                         1995) attached as Exhibit.

                                (d)      Executed Plan under Rule 12b-1 for
                                         Tax-Free Insured Fund A Class (November
                                         29, 1995) attached as Exhibit.

                                (e)      Executed Plan under Rule 12b-1 for
                                         Tax-Free Insured Fund B Class (November
                                         29, 1995) attached as Exhibit.

PART C - Other Information
(Continued)

                                (f)      Executed Plan under Rule 12b-1 for
                                         Tax-Free Insured Fund C Class (November
                                         29, 1995) attached as Exhibit.

                                (g)      Executed Plan under Rule 12b-1 for
                                         Tax-Free USA Intermediate Fund A Class
                                         (November 29, 1995) attached as
                                         Exhibit.

                                (h)      Executed Plan under Rule 12b-1 for
                                         Tax-Free USA Intermediate Fund B Class
                                         (November 29, 1995) attached as
                                         Exhibit.

                                (i)      Executed Plan under Rule 12b-1 for
                                         Tax-Free USA Intermediate Fund C Class
                                         (November 29, 1995) attached as
                                         Exhibit.

                        (16) Schedules of Computation for each Performance Quotation.

                                (a)   Schedules of Computation for each
                                      Performance Quotation incorporated into
                                      this filing by reference to Post-Effective
                                      Amendment No. 21 filed November 24, 1995.

                                (b) Schedules of Computation for periods not previously shown attached as Exhibit.

                        (17)    Financial Data Schedules. Attached as Exhibit.

                        (18)    Inapplicable.

                        (19)    Other: Directors' Power of Attorney.
                                Incorporated into this filing by reference to Post-Effective Amendment No. 21 filed November 24, 1995.

Item 25.       Persons Controlled by or under Common Control with Registrant.
               None.

PART C - Other Information
(Continued)

Item 26.       Number of Holders of Securities.

                       (1)                                                           (2)

                                                                              Number of
               Title of Class                                                 Record Holders
               --------------                                                 --------------
               Delaware Group Tax-Free Fund, Inc.'s
               Tax-Free USA Fund series:

               Tax-Free USA Fund A Class
               Common Stock Par Value                                         15,924 Accounts as of
               $.01 Per Share                                                 September 27, 1996

               Tax-Free USA Fund B Class
               Common Stock Par Value                                         721 Accounts as of
               $.01 Per Share                                                 September 27, 1996

               Tax-Free USA Fund C Class
               Common Stock Par Value                                         24 Accounts as of
               $.01 Per Share                                                 September 27, 1996

               Delaware Group Tax-Free Fund, Inc.'s
               Tax-Free Insured Fund series:

               Tax-Free Insured Fund A Class
               Common Stock Par Value                                         1,870 Accounts as of
               $.01 Per Share                                                 September 27, 1996

               Tax-Free Insured Fund B Class
               Common Stock Par Value                                         77 Accounts as of
               $.01 Per Share                                                 September 27, 1996

               Tax-Free Insured Fund C Class
               Common Stock Par Value                                         6 Accounts as of
               $.01 Per Share                                                 September 27, 1996


PART C - Other Information
(Continued)

                                                                              Number of
               Title of Class                                                 Record Holders
               --------------                                                 --------------
               Delaware Group Tax-Free Fund, Inc.'s
               Tax-Free USA Intermediate Fund series:

               Tax-Free USA Intermediate Fund A Class
               Common Stock Par Value                                         521 Accounts as of
               $.01 Per Share                                                 September 27, 1996

               Tax-Free USA Intermediate Fund B Class
               Common Stock Par Value                                         52 Accounts as of
               $.01 Per Share                                                 September 27, 1996

               Tax-Free USA Intermediate Fund C Class
               Common Stock Par Value                                         14 Accounts as of
               $.01 Per Share                                                 September 27, 1996

Item 27. Indemnification. Incorporated into this filing by reference to initial Registration Statement filed September 19, 1983 and
               Article VII of the By-Laws, as amended, attached as Exhibit 24(b)(2).

Item 28.       Business and Other Connections of Investment Adviser.

               Delaware Management Company, Inc. (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Group (Delaware Group Delaware Fund, Inc., Delaware Group Trend Fund, Inc., Delaware Group Value Fund, Inc., Delaware Group DelCap Fund, Inc., Delaware Group Decatur Fund, Inc., Delaware Group Income Funds, Inc., Delaware Group Government Fund, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., DMC Tax-Free Income Trust-Pennsylvania, Delaware Group Tax-Free Money Fund, Inc., Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc. and Delaware Group Global Dividend and Income Fund, Inc.) and provides investment advisory services to institutional accounts, primarily retirement plans and endowment funds. In addition, certain directors of the Manager also serve as directors/trustees of the other Delaware Group funds, and certain officers are also officers of these other funds. A company owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Group (see Item 29 below) and another such company acts as the shareholder servicing, dividend disbursing, accounting services and transfer agent for all of the mutual funds in the Delaware Group.

PART C - Other Information
(Continued)

        The following persons serving as directors or officers of the Manager have held the following positions during the past two years:

Name and Principal                  Positions and Offices with the Manager and its
Business Address*                   Affiliates and Other Positions and Offices Held
-----------------------             --------------------------------------------------------------------------------------------
Wayne A. Stork                      Chairman of the Board, President, Chief Executive Officer, Chief Investment
                                    Officer and Director of Delaware Management Company, Inc.; President,
                                    Chief Executive Officer, Chairman of the Board and Director of the
                                    Registrant and, with the exception of Delaware Pooled Trust, Inc., each of the other funds in the Delaware Group, Delaware Management Holdings, Inc.,
                                    DMH Corp., Delaware International Holdings Ltd. and Founders Holdings,
                                    Inc.; Chairman of the Board and Director of Delaware Pooled Trust, Inc.,
                                    Delaware Distributors, Inc., Delaware Capital Management, Inc. and Delaware
                                    Investment & Retirement Services, Inc.; Chairman, Chief Executive Officer
                                    and Director of Delaware International Advisers Ltd.; and Director of
                                    Delaware Service Company, Inc.

Winthrop S. Jessup                  Executive Vice President and Director of Delaware Management Company,
                                    Inc., DMH Corp., Delaware International Holdings Ltd. and Founders
                                    Holdings, Inc.; Executive Vice President of the Registrant and, with the exception of Delaware Pooled Trust, Inc., each of the other funds in the
                                    Delaware Group and Delaware Management Holdings, Inc.; President and
                                    Chief Executive Officer of Delaware Pooled Trust, Inc.; Vice Chairman of
                                    Delaware Distributors, L.P.; Vice Chairman and Director of Delaware
                                    Distributors, Inc.; Director of Delaware Service Company, Inc., Delaware
                                    Management Trust Company, Delaware International Advisers Ltd. and
                                    Delaware Investment & Retirement Services, Inc.; and President and Director
                                    of Delaware Capital Management, Inc.

Richard G. Unruh, Jr.               Executive Vice President and Director of Delaware Management Company,
                                    Inc.; Executive Vice President of the Registrant and each of the other funds in the Delaware Group; Senior Vice President of Delaware Management
                                    Holdings, Inc. and Delaware Capital Management, Inc; and Director of
                                    Delaware International Advisers Ltd.

                                    Board of Directors, Chairman of Finance Committee, Keystone Insurance Company since
                                    1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Chairman of Finance
                                    Committee, Mid Atlantic, Inc. since 1989, 2040 Market Street, Philadelphia, PA

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                  Positions and Offices with the Manager and its
Business Address*                   Affiliates and Other Positions and Offices Held
-----------------------             --------------------------------------------------------------------------------------------
Paul E. Suckow                      Executive Vice President/Chief Investment Officer, Fixed Income of Delaware
                                    Management Company, Inc., the Registrant and each of the other funds in the
                                    Delaware Group; Executive Vice President/Chief Investment Officer and
                                    Director of Founders Holdings, Inc.; Senior Vice President/Chief Investment
                                    Officer, Fixed Income of Delaware Management Holdings, Inc.; Senior Vice
                                    President of Delaware Capital Management, Inc.; and Director of Founders
                                    CBO Corporation and HYPPCO Finance Company Ltd.

David K. Downes                     Senior Vice President, Chief Administrative Officer and Chief Financial
                                    Officer of Delaware Management Company, Inc., the Registrant and each of the other funds in the Delaware Group; Chairman and Director of Delaware
                                    Management Trust Company; Executive Vice President and Chief Operating
                                    Officer, Chief Administrative Officer, Chief Financial Officer and Treasurer
                                    of Delaware Management Holdings, Inc.; Senior Vice President, Chief
                                    Financial Officer, Treasurer and Director of DMH Corp.; Senior Vice
                                    President and Chief Administrative Officer of Delaware Distributors, L.P.;
                                    Senior Vice President, Chief Administrative Officer and Director of Delaware
                                    Distributors, Inc.; Senior Vice President, Chief Administrative Officer, Chief
                                    Financial Officer and Director of Delaware Service Company, Inc.; Chief
                                    Financial Officer and Director of Delaware International Holdings Ltd.;
                                    Senior Vice President, Chief Financial Officer and Treasurer of Delaware
                                    Capital Management, Inc.; Senior Vice President, Chief Financial Officer and
                                    Director of Founders Holdings, Inc.; Chief Executive Officer and Director of
                                    Delaware Investment & Retirement Services, Inc.; and Director of Delaware
                                    International Advisers Ltd.

                                    Chief Executive Officer, Chief Financial Officer and Treasurer of Forewarn,
                                    Inc. since 1992, 8 Clayton Place, Newtown Square, PA

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                  Positions and Offices with the Manager and its
Business Address*                   Affiliates and Other Positions and Offices Held
-----------------------             --------------------------------------------------------------------------------------------
George M. Chamberlain, Jr.          Senior Vice President, Secretary and Director of Delaware Management
                                    Company, Inc., DMH Corp., Delaware Distributors, Inc., Delaware Service
                                    Company, Inc., Founders Holdings, Inc., Delaware Capital Management, Inc.
                                    and Delaware Investment & Retirement Services, Inc.; Senior Vice President
                                    and Secretary of the Registrant, each of the other funds in the Delaware
                                    Group, Delaware Distributors, L.P. and Delaware Management Holdings, Inc.;
                                    Executive Vice President, Secretary and Director of Delaware Management
                                    Trust Company; Secretary and Director of Delaware International Holdings
                                    Ltd.; and Director of Delaware International Advisers Ltd.

Richard J. Flannery                 Managing Director/Corporate Tax & Affairs of Delaware Management
                                    Company, Inc., Delaware Management Holdings, Inc., DMH Corp., Delaware
                                    Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company,
                                    Inc., Delaware Management Trust Company, Founders CBO Corporation,
                                    Delaware Capital Management, Inc. and Delaware Investment & Retirement
                                    Services, Inc.; Vice President of the Registrant and each of the other funds in the Delaware Group; Managing Director/Corporate Tax & Affairs and
                                    Director of Founders Holdings, Inc.; Managing Director and Director of
                                    Delaware International Holdings Ltd.; and Director of Delaware International
                                    Advisers Ltd. and HYPPCO Finance Company Ltd.

                                    Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton,
                                    PA; Director and Member of Executive Committee of Stonewall Links, Inc.
                                    since 1991, Bulltown Rd., Elverton, PA

Michael P. Bishof(1)                Vice President and Treasurer of Delaware Management Company, Inc., the
                                    Registrant, each of the other funds in the Delaware Group, Delaware
                                    Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company,
                                    Inc. and Founders Holdings, Inc.; Assistant Treasurer of Founders CBO
                                    Corporation; and Vice President and Manager of Investment Accounting of
                                    Delaware International Holdings Ltd.

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                  Positions and Offices with the Manager and its
Business Address*                   Affiliates and Other Positions and Offices Held
-----------------------             --------------------------------------------------------------------------------------------
Eric E. Miller                      Vice President and Assistant Secretary of Delaware Management Company,
                                    Inc., the Registrant, each of the other funds in the Delaware Group, Delaware
                                    Management Holdings, Inc., DMH Corp., Delaware Distributors, L.P.,
                                    Delaware Distributors Inc., Delaware Service Company, Inc., Delaware
                                    Management Trust Company, Founders Holdings, Inc., Delaware Capital
                                    Management, Inc. and Delaware Investment & Retirement Services, Inc.

Richelle S. Maestro                 Vice President and Assistant Secretary of Delaware Management Company,
                                    Inc., the Registrant, each of the other funds in the Delaware Group, Delaware
                                    Management Holdings, Inc., Delaware Distributors, L.P., Delaware
                                    Distributors, Inc., Delaware Service Company, Inc., DMH Corp., Delaware
                                    Management Trust Company, Delaware Capital Management, Inc., Delaware
                                    Investment & Retirement Services, Inc. and Founders Holdings, Inc.;
                                    Secretary of Founders CBO Corporation; and Assistant Secretary of Delaware
                                    International Holdings Ltd.

                                    General Partner of Tri-R Associates since 1989, 10001 Sandmeyer Ln., Philadelphia, PA

John M. Zerr(2)                     Vice President and Assistant Secretary of Delaware Management Company,
                                    Inc., the Registrant, each of the other funds in the Delaware Group, DMH
                                    Corp., Delaware Distributors, L.P., Delaware Capital Management, Inc. and
                                    Delaware Investment & Retirement Services, Inc.

Joseph H. Hastings                  Vice President/Corporate Controller of Delaware Management Company, Inc.,
                                    the Registrant, each of the other funds in the Delaware Group, Delaware
                                    Management Holdings, Inc., DMH Corp., Delaware Distributors, L.P.,
                                    Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware
                                    Capital Management, Inc., Founders Holdings, Inc. and Delaware
                                    International Holdings Ltd.; Executive Vice President, Chief Financial Officer
                                    and Treasurer of Delaware Management Trust Company; Chief Financial
                                    Officer and Treasurer of Delaware Investment & Retirement Services, Inc.;
                                    and Assistant Treasurer of Founders CBO Corporation

Bruce A. Ulmer                      Vice President/Director of Internal Audit of Delaware Management Company,
                                    Inc., the Registrant, each of the other funds in the Delaware Group, Delaware
                                    Management Holdings, Inc., DMH Corp. and Delaware Management Trust
                                    Company; and Vice President/Internal Audit of Delaware Investment &
                                    Retirement Services, Inc.

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                  Positions and Offices with the Manager and its
Business Address*                   Affiliates and Other Positions and Offices Held
-----------------------             --------------------------------------------------------------------------------------------
Steven T. Lampe(3)                  Vice President/Taxation of Delaware Management Company, Inc., the
                                    Registrant, each of the other funds in the Delaware Group, Delaware
                                    Management Holdings, Inc., DMH Corp., Delaware Distributors, L.P.,
                                    Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware
                                    Management Trust Company, Founders Holdings, Inc., Founders CBO
                                    Corporation, Delaware Capital Management, Inc. and Delaware Investment &
                                    Retirement Services, Inc.

Lisa O. Brinkley                    Vice President/Compliance of Delaware Management Company, Inc., the
                                    Registrant, each of the other funds in the Delaware Group, DMH Corp., Delaware
                                    Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc.,
                                    Delaware Management Trust Company, Delaware Capital Management, Inc. and Delaware
                                    Investment & Retirement Services, Inc.

Rosemary E. Milner                  Vice President/Legal of Delaware Management Company, Inc., the Registrant,
                                    each of the other funds in the Delaware Group, Delaware Distributors, L.P.
                                    and Delaware Distributors, Inc.

Douglas L. Anderson                 Vice President/Operations of Delaware Management Company, Inc., Delaware
                                    Investment and Retirement Services, Inc. and Delaware Service Company,
                                    Inc.; and Vice President/Operations and Director of Delaware Management
                                    Trust Company

Michael T. Taggart                  Vice President/Facilities Management and Administrative Services of
                                    Delaware Management Company, Inc.

Gerald T. Nichols                   Vice President/Senior Portfolio Manager of Delaware Management Company,
                                    Inc., the Registrant, each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Group; Vice President of Founders Holdings, Inc.; and
                                    Treasurer, Assistant Secretary and Director of Founders CBO Corporation

J. Michael Pokorny                  Vice President/Senior Portfolio Manager of Delaware Management Company,
                                    Inc., the Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware Group

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                  Positions and Offices with the Manager and its
Business Address*                   Affiliates and Other Positions and Offices Held
-----------------------             --------------------------------------------------------------------------------------------
Gary A. Reed                        Vice President/Senior Portfolio Manager of Delaware Management Company,
                                    Inc., the Registrant, each of the tax-exempt funds and the fixed income funds in the
                                    Delaware Group and Delaware Capital Management, Inc.

Paul A. Matlack                     Vice President/Senior Portfolio Manager of Delaware Management Company,
                                    Inc., the Registrant, each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Group; Vice President of Founders Holdings, Inc.; and
                                    President and Director of Founders CBO Corporation

Patrick P. Coyne                    Vice President/Senior Portfolio Manager of Delaware Management Company,
                                    Inc., the Registrant, each of the tax-exempt funds and the fixed income funds in the
                                    Delaware Group and Delaware Capital Management, Inc.

Roger A. Early                      Vice President/Senior Portfolio Manager of Delaware Management Company,
                                    Inc., the Registrant, each of the tax-exempt funds and the fixed income funds in the
                                    Delaware Group

Edward N. Antoian                   Vice President/Senior Portfolio Manager of Delaware Management Company,
                                    Inc. and each of the equity funds in the Delaware Group and Delaware
                                    Capital Management, Inc.

                                    General Partner of Zeke Investment Partners since 1991, 569 Canterbury
                                    Lane, Berwyn, PA

George H. Burwell                   Vice President/Senior Portfolio Manager of Delaware Management Company,
                                    Inc. and each of the equity funds in the Delaware Group

John B. Fields                      Vice President/Senior Portfolio Manager of Delaware Management Company,
                                    Inc., each of the equity funds in the Delaware Group and Delaware Capital
                                    Management, Inc.

David C. Dalrymple                  Vice President/Senior Portfolio Manager of Delaware Management Company,
                                    Inc. and each of the equity funds in the Delaware Group

Gerald S. Frey(4)                   Vice President/Senior Portfolio Manager of Delaware Management Company,
                                    Inc. and each of the equity funds in the Delaware Group

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                  Positions and Offices with the Manager and its
Business Address*                   Affiliates and Other Positions and Offices Held
-----------------------             --------------------------------------------------------------------------------------------
Faye P. Staples(5)                  Vice President/Human Resources of Delaware Management Company, Inc.,
                                    Delaware Distributors, L.P. and Delaware Distributors, Inc.; and Vice
                                    President/Director of Human Resources of Delaware Service Company, Inc.

(1) VICE PRESIDENT/GLOBAL INVESTMENT MANAGEMENT OPERATIONS, Bankers Trust and VICE PRESIDENT, CS First Boston Investment Management prior to June 1995.
(2)  ATTORNEY, Ballard Spahr Andrews & Ingersoll prior to July 1995.
(3)  TAX MANAGER, Price Waterhouse prior to October 1995.
(4)  SENIOR DIRECTOR, Morgan Grenwell Capital Management prior to June 1996.
(5)  VICE PRESIDENT/HUMAN RESOURCES, Nova Care prior to September 1995.

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Item 29.         Principal Underwriters.

                 (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Group.

                 (b) Information with respect to each director, officer or partner of principal underwriter:

Name and Principal                            Positions and Offices                        Positions and Offices
Business Address*                             with Underwriter                             with Registrant
------------------                            ---------------------                        ----------------------
Delaware Distributors, Inc.                   General Partner                              None

Delaware Management
Company, Inc.                                 Limited Partner                              Investment Manager

Delaware Capital
Management, Inc.                              Limited Partner                              None

Winthrop S. Jessup                            Vice Chairman                                Executive Vice President

Keith E. Mitchell                             President and Chief                          None
                                              Executive Officer

David K. Downes                               Senior Vice President and                    Senior Vice President/Chief
                                              Chief Administrative Officer                 Administrative Officer/Chief
                                                                                           Financial Officer

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                            Positions and Offices                        Positions and Offices
Business Address*                             with Underwriter                             with Registrant
------------------                            ---------------------                        ----------------------
George M. Chamberlain, Jr.                    Senior Vice President/                       Senior Vice President/
                                              Secretary                                    Secretary

J. Lee Cook                                   Senior Vice President/                       None
                                              Eastern Sales Division

Thomas E. Sawyer                              Senior Vice President/                       None
                                              Western Sales Division

Stephen H. Slack                              Senior Vice President/                       None
                                              Wholesaler

William F. Hostler                            Senior Vice President/                       None
                                              Marketing Services

Dana B. Hall                                  Senior Vice President/                       None
                                              Key Accounts

Minette van Noppen                            Senior Vice President/                       None
                                              Retirement Services

J. Chris Meyer                                Senior Vice President/                       None
                                              Product Development

Richard J. Flannery                           Managing Director/Corporate                  Vice President
                                              & Tax Affairs

Eric E. Miller                                Vice President/                              Vice President/
                                              Assistant Secretary                          Assistant Secretary

Richelle S. Maestro                           Vice President/                              Vice President/
                                              Assistant Secretary                          Assistant Secretary

John M. Zerr                                  Vice President/                              Vice President/
                                              Assistant Secretary                          Assistant Secretary

Michael P. Bishof                             Vice President/Treasurer                     Vice President/Treasurer

Steven T. Lampe                               Vice President/Taxation                      Vice President/Taxation

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                            Positions and Offices                        Positions and Offices
Business Address*                             with Underwriter                             with Registrant
------------------                            ---------------------                        ----------------------
Joseph H. Hastings                            Vice President/                              Vice President/
                                              Corporate Controller                         Corporate Controller

Lisa O. Brinkley                              Vice President/                              Vice President/
                                              Compliance                                   Compliance

Rosemary E. Milner                            Vice President/Legal                         Vice President/Legal

Susan J. Black                                Vice President/                              None
                                              Manager Key Accounts

Daniel H. Carlson                             Vice President/                              None
                                              Marketing Manager

Diane M. Anderson                             Vice President/                              None
                                              Retirement Services

Denise F. Guerriere                           Vice President/Client Services               None

Julia R. Vander Els                           Vice President/                              None
                                              Client Services

Jerome J. Alrutz                              Vice President/                              None
                                              Client Services

Joanne A. Mettenheimer                        Vice President/                              None
                                              National Accounts

Christopher H. Price                          Vice President/Annuity                       None
                                              Marketing & Administration

Steven J. DeAngelis                           Vice President/                              None
                                              Product Development

Susan T. Friestedt                            Vice President/                              None
                                              Customer Service

Dinah J. Huntoon                              Vice President/                              None
                                              Product Management

Soohee Zebedee                                Vice President/Fixed Income                  None
                                              Product Management

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                            Positions and Offices                        Positions and Offices
Business Address*                             with Underwriter                             with Registrant
------------------                            ---------------------                        ----------------------
Ellen M. Krott                                Vice President/                              None
                                              Communications

Holly W. Riemel                               Vice President/                              None
                                              Telemarketing

Frank Albanese                                Vice President/Wholesaler                    None

Terrence L. Bussard                           Vice President/Wholesaler                    None

William S. Carroll                            Vice President/Wholesaler                    None

William S. Castetter                          Vice President/Wholesaler                    None

Thomas J. Chadie                              Vice President/Wholesaler                    None

Thomas C. Gallagher                           Vice President/Wholesaler                    None

Douglas R. Glennon                            Vice President/Wholesaler                    None

William M. Kimbrough                          Vice President/Wholesaler                    None

Mac McAuliffe                                 Vice President/Wholesaler                    None

Patrick L. Murphy                             Vice President/Wholesaler                    None

Henry W. Orvin                                Vice President/Wholesaler                    None

Philip G. Rickards                            Vice President/Wholesaler                    None

Elizabeth Roman                               Vice President/Wholesaler                    None

Michael W. Rose                               Vice President/Wholesaler                    None

Edward  B. Sheridan                           Vice President/Wholesaler                    None

Robert E. Stansbury                           Vice President/Wholesaler                    None

Larry D. Stone                                Vice President/Wholesaler                    None

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                            Positions and Offices                        Positions and Offices
Business Address*                             with Underwriter                             with Registrant
------------------                            ---------------------                        ----------------------
Faye P. Staples                               Vice President/Human Resources               None

John Wells                                    Vice President/Marketing                     None
                                              Technology

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

              (c)  Not Applicable.

Item 30.      Location of Accounts and Records.

              All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103.

Item 31.      Management Services.  None.

Item 32.      Undertakings.

              (a)  Not Applicable.

              (b)  Not Applicable.

              (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

              (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 25th day of October, 1996.

                                       DELAWARE GROUP TAX-FREE FUND, INC.

                                       By       /s/ Wayne A. Stork
                                         -------------------------------------
                                                   Wayne A. Stork
                                           President, Chairman of the Board,
                                          Chief Executive Officer and Director

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

                    Signature                                                 Title                                    Date
--------------------------------------------------       ----------------------------------------------       ---------------------

/s/ Wayne A. Stork                                       President, Chairman of the Board
--------------------------------------------------       Chief Executive Officer and Director                    October 25, 1996
Wayne A. Stork

                                                         Senior Vice President/Chief Administrative
                                                         Officer/Chief Financial Officer (Principal
/s/ David K. Downes                                      Financial Officer and Principal
--------------------------------------------------       Accounting Officer)                                     October 25, 1996
David K. Downes

/s/Walter P. Babich                              *       Director                                                October 25, 1996
--------------------------------------------------
Walter P. Babich

/s/Anthony D. Knerr                              *       Director                                                October 25, 1996
--------------------------------------------------
Anthony D. Knerr

/s/Ann R. Leven                                  *       Director                                                October 25, 1996
--------------------------------------------------
Ann R. Leven

/s/W. Thacher Longstreth                         *       Director                                                October 25, 1996
--------------------------------------------------
W. Thacher Longstreth

/s/Charles E. Peck                               *       Director                                                October 25, 1996
--------------------------------------------------
Charles E. Peck

                                               *By       /s/ Wayne A. Stork
                                                  ----------------------------------
                                                           Wayne A. Stork
                                                      as Attorney-in-Fact for
                                                   each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549






                                    Exhibits

                                       to

                                    Form N-1A










             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS

Exhibit No.             Exhibit
-----------             -------
EX-99.B1B               Executed Articles Supplementary (November 14, 1995)

EX-99.B6AI              Executed Distribution Agreement (April 3, 1995) between Delaware Distributors,
                        L.P. and the Registrant on behalf of Tax-Free USA Fund

EX-99.B6AII             Executed Distribution Agreement (April 3, 1995) between Delaware Distributors,
                        L.P. and the Registrant on behalf of Tax-Free Insured Fund

EX-99.B6AIII            Executed  Distribution Agreement (April 3, 1995) between Delaware Distributors,
                        L.P. and the Registrant on behalf of Tax-Free USA Intermediate Fund

EX-99.B6AIV             Executed Amendment No.1 to Distribution Agreement (November 29, 1995) on
                        behalf of Tax-Free USA Fund

EX-99.B6AV              Executed Amendment No.1 to Distribution Agreement (November 29, 1995) on
                        behalf of Tax-Free Insured Fund

EX-99.B6AVI             Executed Amendment No.1 to Distribution Agreement (November 29, 1995) on
                        behalf of Tax-Free USA Intermediate Fund

EX-99.B6D               Mutual Fund Agreement for the Delaware Group of Funds (as amended November
(Module Name            1995)
MFAGMT95)

EX-99.B7B               Amendment to Profit Sharing Plan (December 21, 1995)
(Module Name
AMEND_PROF_SHAR)

EX-99.B8A               Form of Custodian Agreement (1996) between Bankers Trust Company and the
                        Registrant

EX-99.B8B               Form of Securities Lending Agreement (1996) between Bankers Trust Company and the Registrant on behalf of Tax-Free USA Intermediate Fund

EX-99.B9A               Executed Shareholders Services Agreement (June 29, 1988) between Delaware
                        Service Company, Inc. and the Registrant on behalf of Tax-Free USA Fund

EX-99.B9B               Executed Shareholders Services Agreement (June 29, 1988) between Delaware
                        Service Company, Inc. and the Registrant on behalf of Tax-Free Insured Fund

EX-99.B9C               Executed Shareholders Services Agreement (November 10, 1992) between
                        Delaware Service Company, Inc. and the Registrant on behalf of Tax-Free USA
                        Intermediate Fund




EX-99.B9D               Executed Delaware Group of Funds Fund Accounting Agreement (August 19,
(Module Name            1996) between Delaware Service Company, Inc. and the Registrant
FUND_ACCT_AGT)

EX-99.B11               Consent of Auditors

EX-99.B15A              Executed Plan under Rule 12b-1 for Tax-Free USA Fund A Class (November 29,
                        1995)

EX-99.B15B              Executed Plan under Rule 12b-1 for Tax-Free USA Fund B Class (November 29,
                        1995)

EX-99.B15C              Executed Plan under Rule 12b-1 for Tax-Free USA Fund C Class (November 29,
                        1995)

EX-99.B15D              Executed Plan under Rule 12b-1 for Tax-Free Insured Fund A Class (November
                        29, 1995)

EX-99.B15E              Executed Plan under Rule 12b-1 for Tax-Free Insured Fund B Class (November
                        29, 1995)

EX-99.B15F              Executed Plan under Rule 12b-1 for Tax-Free Insured Fund C Class (November
                        29, 1995)

EX-99.B15G              Executed Plan under Rule 12b-1 for Tax-Free USA Intermediate Fund A Class
                        (November 29, 1995)

EX-99.B15H              Executed Plan under Rule 12b-1 for Tax-Free USA Intermediate Fund B Class
                        (November 29, 1995)

EX-99.B15I              Executed Plan under Rule 12b-1 for Tax-Free USA Intermediate Fund C Class
                        (November 29, 1995)

EX-99.B16B              Schedules of Computation for periods not previously shown

EX-27                   Financial Data Schedules
